[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (91.7%)
Australia (3.1%)
AGL Energy Ltd.	(c)	14,942	$195
Alinta Ltd.	(c)	8,629	101
Alumina Ltd.	(c)	91,525	541
Amcor Ltd.	(c)	71,068	434
AMP Ltd.	(c)	42,736	359
Ansell Ltd.		5,679	53
Australia & New Zealand Banking Group Ltd.	(c)	46,465	1,117
BHP Billiton Ltd.	(c)	282,988	6,844
BlueScope Steel Ltd.		59,950	509
Boral Ltd.	(c)	47,082	314
Brambles Industries Ltd.	(a)	31,812	350
Caltex Australia Ltd.	(c)	29,853	576
Coca-Cola Amatil Ltd.		17,210	123
Coles Myer Ltd.	(c)	34,518	454
Commonwealth Bank of Australia		38,394	1,561
CSL Ltd./Australia	(c)	2,842	189
CSR Ltd.	(c)	76,379	211
Foster’s Group Ltd.		65,602	364
Insurance Australia Group Ltd.	(c)	54,613	259
James Hardie Industries N.V.	(c)	37,648	255
John Fairfax Holdings Ltd.	(c)	32,240	130
Leighton Holdings Ltd.	(c)	7,115	193
Lend Lease Corp., Ltd.	(c)	13,618	220
Macquarie Bank Ltd.		6,715	450
Macquarie Infrastructure Group		74,866	233
National Australia Bank Ltd.		51,258	1,675
Newcrest Mining Ltd.		26,212	505
OneSteel Ltd.	(c)	44,821	187
Orica Ltd.	(c)	22,596	463
Origin Energy Ltd.	(c)	213,888	1,559
PaperlinX Ltd.		36,382	123
QBE Insurance Group Ltd.		22,311	569
Rinker Group Ltd.		75,117	1,097
Rio Tinto Ltd.	(c)	24,545	1,565
Santos Ltd.	(c)	157,070	1,290
Sonic Healthcare Ltd.	(c)	5,616	67
Stockland		1,074	7
Suncorp-Metway Ltd.		17,718	298
Sydney Roads Group	(c)	24,955	27
Symbion Health Ltd.		28,935	85
TABCORP Holdings Ltd.	(c)	13,036	174
Telstra Corp., Ltd.		69,366	262
Toll Holdings Ltd.		12,151	202
Transurban Group	(c)	20,335	128
Wesfarmers Ltd.	(c)	12,074	369
Westpac Banking Corp.		54,298	1,158
Woodside Petroleum Ltd.	(c)	85,928	2,745
Woolworths Ltd.	(c)	33,259	732
			31,322
Austria (1.1%)
Andritz AG	(c)	975	245

Bank Austria Creditanstalt AG	(c)	2,955	547
Boehler-Uddeholm AG		4,948	476
Erste Bank der Oesterreichischen Sparkassen AG		33,992	2,647
Flughafen Wien AG		1,465	144
IMMOFINANZ Immobilien Anlagen AG	(a)	47,356	759
Mayr-Melnhof Karton AG		597	133
Meinl European Land Ltd.	(a)	15,541	432
OMV AG		22,741	1,433
Raiffeisen International Bank Holding AG		9,194	1,294
Telekom Austria AG		45,499	1,137
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	(c)	10,670	478
Voestalpine AG	(c)	10,008	726
Wiener Staedtische Allgemeine Versicherung AG	(c)	3,115	221
Wienerberger AG	(a)	7,967	498
			11,170
Belgium (0.9%)
AGFA-Gevaert N.V.	(c)	4,251	96
Bekaert S.A.		539	73
Belgacom S.A.		6,763	300
Dexia		58,800	1,755
Fortis		90,067	4,114
InBev N.V.		3,651	264
KBC Group N.V.		8,105	1,008
Solvay S.A., Class A		3,603	554
UCB S.A.		5,959	347
Umicore		1,532	272
			8,783
Brazil (1.5%)
AmBev		241,555	126
AmBev (Preference)		1,200,781	661
Aracruz Celulose S.A., Class B (Preference)		31,988	166
Arcelor Brasil S.A.		5,404	126
Banco Bradesco S.A. (Preference)		58,000	1,182
Banco Itau Holding Financeira S.A. (Preference)		43,194	1,507
Brasil Telecom Participacoes S.A. (Preference)		16,991,044	153
CEMIG S.A. (Preference)		7,110,000	349
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)		900	26
Cia de Concessoes Rodoviarias		47,000	627
Cia Siderurgica Nacional S.A.		5,976	258
Contax Participacoes S.A. (Preference)		9,831	9
CVRD, Class A (Preference)		90,276	2,822
Electrobras S.A., Class B (Preference)		8,073,614	176
Embratel Participacoes S.A. (Preference)		7,843,216	23
Empresa Brasileira de Aeronautica		24,416	278
Gerdau S.A. (Preference)		23,250	426
Gol Linhas Aereas Inteligentes S.A. ADR	(c)	39,200	1,193
Klabin S.A. (Preference)		43,000	119
Petrobras S.A. (Preference)		158,500	3,550
Sadia S.A. (Preference)		34,500	131
Souza Cruz S.A.		5,800	117
Tele Norte Leste Participacoes S.A. (Preference)		20,831	289
Unibanco ADR	(c)	10,950	958
Usiminas S.A., Class A (Preference)		7,400	358
Vivo Participacoes S.A. (Preference)		31,339	109
Votorantim Celulose e Papel S.A. (Preference)		5,968	109
			15,848
Colombia (0.0%)
BanColombia S.A. ADR		16,100	446
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.		24,800	376
Denmark (0.5%)

AP Moller - Maersk A/S		74	772
Danske Bank A/S		45,345	2,109
DSV A/S		1,175	206
GN Store Nord A/S	(a)	21,800	309
Novo-Nordisk A/S, Class B		12,950	1,182
Novozymes A/S, Class B		2,864	256
Vestas Wind Systems A/S	(a)	10,650	597
			5,431
Egypt (0.1%)
Orascom Telecom Holding SAE		9,149	635
Finland (1.0%)
Cargotec Corp., Class B		2,604	157
Fortum Oyj	(c)	16,886	492
Kesko Oyj, Class B		4,358	233
Kone Oyj, Class B	(c)	5,208	298
Metso Oyj		7,730	408
Neste Oil Oyj		6,952	240
Nokia Oyj	(c)	178,915	4,118
Outokumpu Oyj	(c)	15,450	531
Rautaruukki Oyj	(c)	6,293	293
Sampo Oyj, Class A		22,919	696
Stora Enso Oyj, Class R	(c)	41,550	722
TietoEnator Oyj	(c)	10,536	307
UPM-Kymmene Oyj	(c)	36,167	921
Uponor Oyj		2,904	103
Wartsila Oyj, Class B	(c)	4,034	249
			9,768
France (7.3%)
Accor S.A.		17,180	1,642
Alcatel S.A.	(c)	87,177	1,026
Alstom	(a)(c)	14,068	1,826
Arkema	(a)	2,887	166
Atos Origin S.A.	(a)	1,557	104
AXA S.A.		142,852	6,057
BNP Paribas S.A.		75,639	7,900
Bouygues S.A.	(c)	16,979	1,312
Business Objects S.A.	(a)	4,600	167
Cap Gemini S.A.		13,124	999
Carrefour S.A.	(c)	31,579	2,310
Casino Guichard Perrachon S.A.		3,591	363
Cie de Saint-Gobain		18,247	1,784
Cie Generale d’Optique Essilor International S.A.	(c)	3,527	405
CNP Assurances		5,372	626
Credit Agricole S.A.		34,585	1,349
Dassault Systemes S.A.		4,244	228
European Aeronautic Defense & Space Co. N.V.	(c)	14,611	453
France Telecom S.A.	(c)	89,477	2,363
Gecina S.A. REIT		3,084	573
Groupe Danone	(c)	13,945	2,278
Hermes International		1,335	185
Imerys S.A.	(c)	2,205	205
Klepierre REIT		2,600	503
L’Air Liquide S.A.	(c)	6,891	1,680
L’Oreal S.A.		2,146	234
Lafarge S.A.	(c)	11,729	1,844
Lagardere S.C.A.	(c)	6,292	484
LVMH Moet Hennessy Louis Vuitton S.A.	(c)	10,888	1,208
Michelin (CGDE), Class B		4,696	519
Mittal Steel Co., N.V.		35,707	1,897
Neopost S.A.		2,457	351
Pernod-Ricard S.A.	(c)	1,304	264

Peugeot S.A.	(c)	5,348	377
PPR S.A.		2,823	451
Publicis Groupe		4,217	204
Renault S.A.	(c)	5,505	644
Safran S.A.	(c)	4,910	120
Sanofi-Aventis S.A.	(c)	51,705	4,496
Schneider Electric S.A.	(c)	13,164	1,671
Societe BIC S.A.		1,627	114
Societe Generale		29,834	5,156
Societe Television Francaise 1		5,196	174
Sodexho Alliance S.A.		9,509	696
Suez S.A.	(c)	31,273	1,649
Suez S.A. (London Shares)		2,940	155
Technip S.A.		1,528	112
Thales S.A.	(c)	6,720	390
Thomson	(c)	10,855	209
Total S.A.	(c)	134,548	9,427
Unibail REIT	(c)	4,206	1,275
Valeo S.A.	(c)	5,295	311
Veolia Environnement	(c)	7,021	522
Vinci S.A.	(c)	8,430	1,307
Vivendi Universal S.A.	(c)	39,320	1,598
Zodiac S.A.	(c)	631	45
			74,408
Germany (8.6%)
Adidas-Salomon AG		19,444	1,063
Allianz AG (Registered)	(c)	36,412	7,477
Altana AG	(c)	5,799	377
BASF AG		43,014	4,843
Bayer AG		43,142	2,757
Beiersdorf AG		4,911	335
Celesio AG		7,538	474
Commerzbank AG	(c)	63,914	2,828
Continental AG		12,188	1,575
DaimlerChrysler AG	(c)	76,254	6,254
Depfa Bank plc		33,731	604
Deutsche Bank AG (Registered)		54,034	7,279
Deutsche Boerse AG		9,550	2,188
Deutsche Lufthansa AG (Registered)		21,401	581
Deutsche Post AG (Registered)	(c)	67,221	2,035
Deutsche Postbank AG		5,256	458
Deutsche Telekom AG (Registered)	(c)	267,209	4,419
E. ON AG		57,948	7,879
Fresenius Medical Care AG		6,009	874
Heidelberger Druckmaschinen	(c)	4,900	225
Henkel KGaA (Non-Voting Shares)		5,711	844
Hochtief AG		5,220	529
Hypo Real Estate Holding AG	(c)	12,650	807
KarstadtQuelle AG	(a)(c)	7,464	275
Linde AG	(a)	6,304	679
MAN AG		14,595	1,698
Merck KGaA		3,978	513
Metro AG		13,436	951
Muenchener Rueckversicherungs AG (Registered)		18,393	3,111
Porsche AG (Non-Voting Shares)		684	1,045
Puma AG Rudolf Dassler Sport	(c)	1,157	423
Qiagen N.V.	(a)(c)	12,827	218
RWE AG	(c)	38,790	4,103
RWE AG (Non-Voting Shares)		3,400	338
SAP AG		83,316	3,714
Siemens AG (Registered)		75,394	8,059

Suedzucker AG	(c)	6,971	133
ThyssenKrupp AG		34,153	1,690
TUI AG	(c)	19,983	494
Volkswagen AG	(c)	14,729	2,214
Volkswagen AG (Non-Voting Shares)		8,799	905
			87,268
Greece (0.3%)
Alpha Bank A.E.		19,483	617
EFG Eurobank Ergasias S.A.		9,250	378
National Bank of Greece S.A.	(a)	18,033	957
OPAP S.A.		12,910	495
Titan Cement Co., S.A.		3,950	213
			2,660
Hong Kong (3.6%)
Air China Ltd., Class H		289,000	200
Aluminum Corp. of China Ltd., Class H		294,000	303
Angang New Steel Co. Ltd., Class H		14,000	24
Anhui Conch Cement Co., Ltd.		6,000	21
Anhui Expressway Co.		369,000	306
Bank of China Ltd.	(a)(c)	1,529,000	761
Bank of Communications Co., Ltd.		1,007,000	1,035
Bank of East Asia Ltd.		141,142	821
BOC Hong Kong Holdings Ltd.		335,500	813
Cathay Pacific Airways Ltd.	(c)	95,000	242
Cheung Kong Holdings Ltd.		140,000	1,772
Cheung Kong Infrastructure Holdings Ltd.	(c)	52,000	181
China Communications Construction Co., Ltd.		319,000	385
China Construction Bank, Class H	(e)	2,948,831	1,687
China Infrastructure Machinery Holdings Ltd.		224,000	440
China Life Insurance Co., Ltd.		502,000	1,442
China Mobile Hong Kong Ltd.		166,500	1,514
China Overseas Land & Investment Ltd.		582,000	731
China Petroleum & Chemical Corp., Class H		1,174,000	993
China Shenhua Energy Co.		237,500	574
China Shipping Development Co., Ltd., Class H		117,891	180
China Telecom Corp., Ltd., Class H		1,116,000	548
China Water Affairs Group Ltd.	(a)	1,731,741	789
CLP Holdings Ltd.		159,800	1,167
Cosco Holdings		223,000	219
COSCO Pacific Ltd.		152,000	377
Datang International Power Generation Co., Ltd., Class H		132,000	125
Dongfeng Motor Group Co., Ltd.	(a)	178,885	98
Esprit Holdings Ltd.		87,500	1,026
Guangdong Investments Ltd.		1,456,000	777
Guangzhou R&F Properties Co., Ltd.		73,600	164
Hang Lung Properties Ltd.	(c)	174,000	487
Hang Seng Bank Ltd.	(c)	65,200	926
Henderson Land Development Co., Ltd.	(c)	67,000	391
Hong Kong & China Gas Co., Ltd.	(c)	346,079	773
Hong Kong Exchanges & Clearing Ltd.		97,000	945
HongKong Electric Holdings Ltd.	(c)	127,000	652
Hopewell Highway Infrastructure Ltd.		343,231	325
Hopewell Holdings Ltd.		59,000	229
Huaneng Power International, Inc., Class H		292,000	254
Hutchison Telecommunications International Ltd.	(a)(c)	128,000	259
Hutchison Whampoa Ltd.		192,200	1,849
Hysan Development Co., Ltd.		61,909	168
Jiangxi Copper Co., Ltd., Class H	(c)	103,000	125
Johnson Electric Holdings Ltd.	(c)	145,518	97
Kerry Properties Ltd.	(c)	39,309	202
Kingboard Chemical Holdings Ltd.		63,500	267

Li & Fung Ltd.		167,700	527
Link REIT (The)		152,000	366
MTR Corp.	(c)	130,825	327
New World Development Ltd.	(c)	217,720	494
NWS Holdings Ltd.		129,072	347
PCCW Ltd.		341,411	205
PetroChina Co., Ltd., Class H		1,106,000	1,312
Ping An Insurance Group Co. of China Ltd., Class H		91,500	448
Shanghai Electric Group Corp.		60,000	28
Shangri-La Asia Ltd.		96,424	239
Sichuan Expressway Co., Ltd.		722,000	163
Sino Land Co.	(c)	110,948	239
Sinopec Shangai Petrochemical Co., Ltd., Class H		44,000	23
Sun Hung Kai Properties Ltd.		119,000	1,377
Swire Pacific Ltd., Class A		83,500	937
Techtronic Industries Co.		85,000	102
Television Broadcasts Ltd.		27,000	169
Tianjin Capital Environmental Protection		438,000	177
Wasion Meters Group Ltd.		186,379	79
Wharf Holdings Ltd.		113,600	422
Yanzhou Coal Mining Co., Ltd., Class H		160,000	153
Yue Yuen Industrial Holdings Ltd.	(c)	54,500	185
Zhejiang Expressway Co., Ltd., Class H		42,000	34
Zijin Mining Group Co., Ltd.		277,500	162
			36,179
India (0.9%)
ABB Ltd. India		538	44
ACC Ltd.	(d)	1,027	17
Bajaj Auto Ltd.		1,077	60
Bharat Forge Co., Ltd.		3,455	25
Bharat Heavy Electricals Corp.		14,147	736
Bharti Airtel Ltd.	(a)(d)	80,148	1,419
Cipla Ltd./India		6,421	35
Dish TV India Ltd.	(a)(l)	4,126	7
Dr. Reddy’s Laboratories Ltd.		3,530	59
GAIL India Ltd.		9,000	55
GlaxoSmithKline Pharmaceuticals Ltd.		655	17
Glenmark Pharmaceuticals Ltd.		2,133	30
Grasim Industries Ltd.	(d)	1,271	62
Gujarat Ambuja Cements Ltd.		17,500	43
HDFC Bank Ltd.		13,785	303
Hero Honda Motors Ltd.		2,862	45
Hindalco Industries Ltd.		18,800	56
Hindustan Lever Ltd.		28,350	134
Housing Development Finance Corp.		6,335	222
I-Flex Solutions Ltd.		632	30
ICICI Bank Ltd.	(d)	21,715	430
ICICI Bank Ltd. ADR	(c)	5,600	206
Infosys Technologies Ltd.		13,700	636
ITC Ltd.		38,000	132
IVRCL Infrastructures & Projects Ltd.		73,900	497
Larsen & Toubro Ltd.		20,488	764
Mahanagar Telephone Nigam Ltd.		6,597	22
Mahindra & Mahindra Ltd.		3,597	65
Maruti Udyog Ltd.		2,439	46
Oil & Natural Gas Corp., Ltd.		8,423	171
Ranbaxy Laboratories Ltd.		5,213	42
Reliance Communication Ltd.	(a)	23,700	230
Reliance Energy Ltd.		2,101	24
Reliance Industries Ltd.		22,361	705
Satyam Computer Services Ltd.		16,086	174

Sun Pharmaceutical Ltd.		1,644	40
Tata Consultancy Services Ltd.		4,450	126
Tata Motors Ltd.		6,657	112
Tata Steel Ltd.		4,632	48
Unitech Ltd.		97,900	873
UTI Bank Ltd.		3,900	44
Wipro Ltd.		6,944	89
Wire and Wireless India Ltd.	(a)	3,588	7
Zee News Ltd.	(a)(d)	3,244	3
Zee Telefilms Ltd.		7,177	41
			8,926
Indonesia (0.4%)
Bank Central Asia Tbk PT		1,960,500	1,096
Bank Mandiri Persero Tbk PT		856,500	234
Bank Rakyat Indonesia		536,500	297
Indocement Tunggal Prakarsa Tbk PT		544,000	304
Telekomunikasi Indonesia Tbk PT		1,003,500	1,083
United Tractors Tbk PT		1,323,000	1,073
			4,087
Ireland (0.1%)
Allied Irish Banks plc		16,500	488
Bank of Ireland		8,600	185
			673
Italy (1.3%)
Alleanza Assicurazioni S.p.A.	(c)	2,521	32
Assicurazioni Generali S.p.A.		66,252	2,818
Autogrill S.p.A.		1,797	34
Autostrade S.p.A.		3,681	118
Banca Intesa S.p.A.	(a)	283,058	2,150
Banca Intesa S.p.A. RNC	(a)	2,270	17
Banca Monte dei Paschi di Siena S.p.A.		2,336	15
Banca Popolare di Milano Scrl		695	11
Banche Popolari Unite Scrl	(c)	19,983	591
Banco Popolare di Verona e Novara Scrl	(c)	2,982	93
Benetton Group S.p.A.		456	7
Capitalia S.p.A.		41,777	377
Enel S.p.A.		9,815	105
ENI S.p.A.		50,744	1,651
Fiat S.p.A.	(a)	3,080	78
Finmeccanica S.p.A.	(c)	3,429	103
Italcementi S.p.A.		370	11
Luxottica Group S.p.A.		1,328	42
Mediaset S.p.A.		3,285	36
Mediobanca S.p.A.	(c)	11,378	253
Mediolanum S.p.A.		611	5
Pirelli & C S.p.A.		27,686	31
Seat Pagine Gialle S.p.A.	(c)	13,264	8
Snam Rete Gas S.p.A.	(c)	1,548	10
Telecom Italia S.p.A.	(c)	106,911	305
Telecom Italia S.p.A. RNC		61,216	151
Tiscali S.p.A.	(a)	935	4
UniCredito Italiano S.p.A.		395,020	3,760
			12,816
Japan (22.3%)
77 Bank Ltd. (The)	(c)	64,000	418
Acom Co., Ltd.	(c)	1,980	84
Advantest Corp.	(c)	18,290	812
Aeon Co., Ltd.		39,200	782
Aeon Credit Service Co., Ltd.	(c)	2,300	39
Aiful Corp.	(c)	1,750	54
Ajinomoto Co., Inc.	(c)	62,400	718

Alps Electric Co., Ltd.	(c)	13,700	160
Amada Co., Ltd.		26,000	297
Asahi Breweries Ltd.		33,600	539
Asahi Glass Co., Ltd.		108,800	1,532
Asahi Kasei Corp.	(c)	103,000	750
Asatsu-DK, Inc.		3,400	107
Astellas Pharma, Inc.		42,700	1,841
Bank of Fukuoka Ltd. (The)	(c)	86,000	694
Bank of Kyoto Ltd. (The)	(c)	22,000	253
Bank of Yokohama Ltd. (The)		146,000	1,089
Benesse Corp.	(c)	5,000	186
Bridgestone Corp.	(c)	84,000	1,679
Canon, Inc.		82,400	4,426
Casio Computer Co., Ltd.	(c)	33,600	736
Central Japan Railway Co.		124	1,410
Chiba Bank Ltd. (The)		61,000	538
Chiyoda Corp.	(c)	18,000	395
Chubu Electric Power Co., Inc.	(c)	42,200	1,450
Chugai Pharmaceutical Co., Ltd.		22,507	569
Citizen Watch Co., Ltd.	(c)	28,700	269
Coca-Cola West Japan Co., Ltd.		1,300	28
COMSYS Holdings Corp.		15,000	161
Credit Saison Co., Ltd.		4,400	145
CSK Holdings Corp.	(c)	7,200	302
Dai Nippon Printing Co., Ltd.		37,600	592
Daicel Chemical Industries Ltd.		12,000	82
Daiichi Sankyo Co., Ltd.		58,300	1,786
Daikin Industries Ltd.	(c)	15,800	550
Daimaru, Inc.	(c)	24,000	311
Dainippon Ink & Chemicals, Inc.		53,000	210
Daito Trust Construction Co., Ltd.	(c)	14,100	664
Daiwa House Industry Co., Ltd.		73,600	1,207
Daiwa Securities Group, Inc.		102,000	1,232
Denki Kagaku Kogyo K.K.		36,000	169
Denso Corp.		60,250	2,239
Dowa Holdings Co., Ltd.		49,000	498
E*Trade Securities Co., Ltd.	(c)	132	168
East Japan Railway Co.		302	2,353
Ebara Corp.	(c)	30,800	146
Eisai Co., Ltd.	(c)	20,002	959
FamilyMart Co., Ltd.		4,900	136
Fanuc Ltd.		16,600	1,545
Fast Retailing Co., Ltd.	(c)	7,700	598
Fuji Electric Holdings Co., Ltd.	(c)	15,000	70
Fuji Soft ABC, Inc.		3,400	101
Fuji Television Network, Inc.		31	72
Fujifilm Holdings Corp.		39,100	1,599
Fujikura Ltd.	(c)	22,000	155
Fujitsu Ltd.		148,200	987
Furukawa Electric Co., Ltd.	(c)	53,800	329
Hankyu Department Stores, Inc.	(c)	9,000	84
Hirose Electric Co., Ltd.	(c)	2,400	289
Hitachi Construction Machinery Co., Ltd.		2,800	76
Hitachi Ltd.	(c)	269,000	2,086
Hokkaido Electric Power Co., Inc.		8,200	218
Hokuhoku Financial Group, Inc.		165,000	568
Honda Motor Co., Ltd.		168,804	5,888
Hoya Corp.		33,200	1,102
Ibiden Co., Ltd.		9,800	508
Index Corp.	(c)	94	49
Inpex Holdings Inc.		39	338

Isetan Co., Ltd.		16,100	281
Ishikawajima-Harima Heavy Industries Co., Ltd.	(c)	93,000	387
Ito En Ltd.	(c)	3,800	124
Itochu Corp.		123,000	1,219
Itochu Techno-Science Corp.	(c)	3,000	144
Japan Airlines Corp.	(a)(c)	79,000	164
Japan Real Estate Investment Corp. REIT	(c)	53	702
Japan Retail Fund Investment Corp. REIT		48	473
Japan Tobacco, Inc.		335	1,646
JFE Holdings, Inc.		32,000	1,893
JGC Corp.	(c)	24,000	394
Joyo Bank Ltd. (The)	(c)	115,000	718
JS Group Corp.		21,900	475
JSR Corp.	(c)	12,900	298
Kajima Corp.	(c)	113,400	579
Kamigumi Co., Ltd.	(c)	1,000	9
Kaneka Corp.		21,000	200
Kansai Electric Power Co., Inc. (The)		60,200	1,732
Kao Corp.		50,000	1,464
Kawasaki Heavy Industries Ltd.	(c)	93,000	394
Kawasaki Kisen Kaisha Ltd.		5,000	47
Keihin Electric Express Railway Co., Ltd.	(c)	32,000	245
Keio Corp.		19,000	132
Keyence Corp.	(c)	3,000	677
Kikkoman Corp.	(c)	10,000	128
Kinden Corp.		1,000	9
Kintetsu Corp.	(c)	140,200	441
Kirin Brewery Co., Ltd.	(c)	83,400	1,205
Kobe Steel Ltd.		166,000	669
Kokuyo Co., Ltd.	(c)	5,700	75
Komatsu Ltd.		96,400	2,029
Konami Corp.	(c)	10,000	267
Konica Minolta Holdings, Inc.		37,000	486
Kubota Corp.		132,000	1,157
Kuraray Co., Ltd.	(c)	29,500	319
Kurita Water Industries Ltd.		5,800	140
Kyocera Corp.		13,100	1,235
Kyowa Hakko Kogyo Co., Ltd.	(c)	26,028	241
Kyushu Electric Power Co., Inc.		26,400	751
Lawson, Inc.	(c)	4,700	181
Leopalace21 Corp.		10,800	357
Mabuchi Motor Co., Ltd.	(c)	2,300	142
Marubeni Corp.		120,000	729
Marui Co., Ltd.	(c)	35,800	439
Matsui Securities Co., Ltd.	(c)	10,100	89
Matsushita Electric Industrial Co., Ltd.	(c)	176,000	3,547
Matsushita Electric Works Ltd.	(c)	28,000	321
Meiji Dairies Corp.	(c)	16,000	126
Meiji Seika Kaisha Ltd.	(c)	19,000	88
Meitec Corp.	(c)	2,400	77
Millea Holdings, Inc.	(c)	61,500	2,275
Minebea Co., Ltd.		33,000	204
Mitsubishi Chemical Holdings Corp.		73,500	626
Mitsubishi Corp.		109,700	2,546
Mitsubishi Electric Corp.		186,800	1,924
Mitsubishi Estate Co., Ltd.	(c)	99,000	3,251
Mitsubishi Heavy Industries Ltd.		316,000	2,043
Mitsubishi Logistics Corp.		7,000	119
Mitsubishi Materials Corp.	(c)	161,000	764
Mitsubishi Rayon Co., Ltd.	(c)	42,000	280
Mitsubishi UFJ Financial Group, Inc.		662	7,472

Mitsubishi UFJ Securities Co.		21,000	240
Mitsui & Co., Ltd.	(c)	132,800	2,479
Mitsui Chemicals, Inc.	(c)	42,000	367
Mitsui Fudosan Co., Ltd.		71,400	2,096
Mitsui Mining & Smelting Co., Ltd.	(c)	96,000	527
Mitsui OSK Lines Ltd.		13,000	144
Mitsui Sumitomo Insurance Co., Ltd.		102,000	1,280
Mitsui Trust Holdings, Inc.		48,545	479
Mitsukoshi Ltd.	(c)	32,000	147
Mizuho Financial Group, Inc.		844	5,436
Murata Manufacturing Co., Ltd.		16,200	1,182
Namco Bandai Holdings, Inc.	(c)	2,400	37
NEC Corp.		160,400	860
NEC Electronics Corp.	(a)(c)	4,600	111
Net One Systems Co., Ltd.	(c)	58	69
NGK Insulators Ltd.	(c)	34,600	713
NGK Spark Plug Co., Ltd.	(c)	21,000	393
Nidec Corp.	(c)	8,700	561
Nikon Corp.		27,000	569
Nintendo Co., Ltd.	(c)	10,900	3,168
Nippon Building Fund, Inc. REIT	(c)	63	1,043
Nippon Electric Glass Co., Ltd.		25,500	447
Nippon Express Co., Ltd.		74,800	469
Nippon Meat Packers, Inc.	(c)	18,600	227
Nippon Mining Holdings, Inc.		43,500	375
Nippon Oil Corp.	(c)	134,800	1,094
Nippon Paper Group, Inc.		70	249
Nippon Sheet Glass Co., Ltd.	(c)	37,000	194
Nippon Steel Corp.		418,000	2,937
Nippon Telegraph & Telephone Corp.		255	1,348
Nippon Yusen Kabushiki Kaisha	(c)	99,000	794
Nishi-Nippon Bank Ltd (The)		44,000	195
Nissan Chemical Industries Ltd.	(c)	11,000	142
Nissan Motor Co., Ltd.	(c)	250,900	2,689
Nisshin Seifun Group, Inc.	(c)	12,500	127
Nisshinbo Industries, Inc.	(c)	6,000	75
Nissin Food Products Co., Ltd.	(c)	6,500	238
Nitto Denko Corp.	(c)	17,800	835
Nomura Holdings, Inc.		147,200	3,067
Nomura Research Institute Ltd.		12,500	368
NSK Ltd.	(c)	62,000	591
NTN Corp.	(c)	44,000	381
NTT Data Corp.	(c)	140	712
NTT DoCoMo, Inc.		334	618
Obayashi Corp.		77,000	497
Obic Co., Ltd.	(c)	800	158
OJI Paper Co., Ltd.	(c)	96,400	511
Oki Electric Industry Co., Ltd.	(a)(c)	44,000	85
Okumura Corp.		21,000	115
Olympus Corp.	(c)	11,000	376
Omron Corp.		17,900	482
Onward Kashiyama Co., Ltd.	(c)	16,000	223
Oracle Corp. Japan	(c)	3,500	168
Oriental Land Co., Ltd.	(c)	5,700	339
Osaka Gas Co., Ltd.		155,600	603
Pioneer Corp.	(c)	14,454	189
Promise Co., Ltd.	(c)	2,350	89
Resona Holdings, Inc.	(c)	411	1,106
Ricoh Co., Ltd.		52,000	1,172
Rohm Co., Ltd.	(c)	13,200	1,197
Sanken Electric Co., Ltd.	(c)	13,000	136

Sanyo Electric Co., Ltd.	(a)(c)	148,000	252
Sapporo Holdings Ltd.	(c)	17,000	120
Secom Co., Ltd.	(c)	14,600	678
Seiko Epson Corp.	(c)	9,800	289
Sekisui Chemical Co., Ltd.		44,000	351
Sekisui House Ltd.		87,600	1,363
Seven & I Holdings Co., Ltd.		64,000	1,950
Sharp Corp.	(c)	73,200	1,410
Shimachu Co., Ltd.		5,300	157
Shimamura Co., Ltd.	(c)	2,000	220
Shimano, Inc.		8,600	266
Shimizu Corp.	(c)	81,600	501
Shin-Etsu Chemical Co., Ltd.		33,896	2,068
Shinko Securities Co.	(c)	36,000	182
Shinsei Bank Ltd.	(c)	140,000	671
Shionogi & Co., Ltd.	(c)	24,000	432
Shiseido Co., Ltd.	(c)	32,000	650
Shizuoka Bank Ltd. (The)	(c)	52,000	554
Showa Denko K.K.	(c)	55,000	207
Showa Shell Sekiyu K.K.		14,300	175
SMC Corp.		5,800	778
Softbank Corp.	(c)	81,200	2,088
Sompo Japan Insurance, Inc.	(c)	70,000	873
Sony Corp.	(c)	62,097	3,156
Stanley Electric Co., Ltd.		6,300	128
Sumitomo Bakelite Co., Ltd.		11,000	80
Sumitomo Chemical Co., Ltd.		117,600	888
Sumitomo Corp.	(c)	80,400	1,446
Sumitomo Electric Industries Ltd.	(c)	59,800	909
Sumitomo Heavy Industries Ltd.		38,000	379
Sumitomo Metal Industries Ltd.	(c)	248,000	1,282
Sumitomo Metal Mining Co., Ltd.	(c)	90,800	1,753
Sumitomo Mitsui Financial Group, Inc.	(c)	405	3,677
Sumitomo Realty & Development Co., Ltd.		32,000	1,214
Sumitomo Trust & Banking Co., Ltd. (The)		113,000	1,179
T&D Holdings, Inc.		19,350	1,335
Taiheiyo Cement Corp.		52,000	230
Taisei Corp.	(c)	110,000	408
Taisho Pharmaceutical Co., Ltd.	(c)	12,441	228
Taiyo Yuden Co., Ltd.	(c)	7,000	146
Takara Holdings, Inc.	(c)	10,000	71
Takashimaya Co., Ltd.	(c)	33,000	406
Takeda Pharmaceutical Co., Ltd.		70,800	4,644
Takefuji Corp.	(c)	3,010	121
TDK Corp.		10,100	876
Teijin Ltd.	(c)	74,400	420
Terumo Corp.		17,300	674
THK Co., Ltd.		3,400	80
TIS, Inc.	(c)	3,304	79
Tobu Railway Co., Ltd.	(c)	76,400	367
Toho Co., Ltd.		6,000	117
Tohoku Electric Power Co., Inc.	(c)	35,500	901
Tokyo Broadcasting System, Inc.	(c)	9,500	351
Tokyo Electric Power Co., Inc. (The)		88,000	3,009
Tokyo Electron Ltd.	(c)	20,000	1,399
Tokyo Gas Co., Ltd.	(c)	183,600	1,024
Tokyo Tatemono Co., Ltd.		24,000	362
Tokyu Corp.	(c)	85,400	665
TonenGeneral Sekiyu K.K.	(c)	29,000	324
Toppan Printing Co., Ltd.	(c)	36,600	382
Toray Industries, Inc.	(c)	103,100	745

Toshiba Corp.	(c)	230,000	1,536
Tosoh Corp.		40,000	206
Toto Ltd.	(c)	43,600	437
Toyo Seikan Kaisha Ltd.	(c)	16,600	335
Toyoba Co., Ltd.	(c)	5,000	15
Toyoda Gosei Co., Ltd.	(c)	800	19
Toyota Industries Corp.	(c)	8,850	419
Toyota Motor Corp.		272,800	17,478
Trend Micro, Inc.	(c)	10,700	292
Uni-Charm Corp.	(c)	3,500	222
Uniden Corp.	(c)	5,000	39
UNY Co., Ltd.	(c)	10,000	137
Ushio, Inc.	(c)	3,500	68
USS Co., Ltd.	(c)	2,730	178
Wacoal Holdings Corp.	(c)	6,000	76
West Japan Railway Co.		31	143
Yahoo! Japan Corp.	(c)	1,666	575
Yakult Honsha Co., Ltd.	(c)	8,800	225
Yamada Denki Co., Ltd.	(c)	9,700	904
Yamaha Corp.		8,600	192
Yamaha Motor Co., Ltd.		3,500	98
Yamato Holdings Co., Ltd.	(c)	24,000	387
Yamazaki Baking Co., Ltd.	(c)	8,000	73
Yokogawa Electric Corp.		17,100	262
			227,101
Malaysia (0.1%)
IJM Corp. Bhd		303,900	760
Mexico (1.7%)
Alfa S.A.B. de C.V., Class A		34,500	252
America Movil S.A. de C.V.		2,357,300	5,627
Cemex S.A.B. de C.V.	(a)	600,800	1,973
Coca-Cola Femsa S.A.B. de C.V. , Class L		14,500	53
Corp. GEO S.A.B. de C.V., Class B	(a)	39,700	230
Fomento Economico Mexicano S.A.B. de C.V.		65,600	724
Grupo Carso S.A. de C.V., Class A1		77,700	286
Grupo Financiero Banorte S.A.B. de C.V., Class O		370,500	1,755
Grupo Mexico S.A.B. de C.V., Class B		109,200	505
Grupo Modelo S.A.B., Class C		54,400	279
Grupo Televisa S.A.		217,900	1,298
Kimberly-Clark de Mexico S.A.B. de C.V., Class A		51,500	230
Telefonos de Mexico S.A. de C.V.		1,252,500	2,093
Urbi Desarrollos Urbanos S.A. de C.V.	(a)	39,000	161
Wal-Mart de Mexico S.A. de C.V., Series V		378,800	1,617
			17,083
Netherlands (3.1%)
ABN AMRO Holding N.V.		132,491	5,703
Aegon N.V.		144,246	2,875
Akzo Nobel N.V.		15,671	1,190
Corio N.V. REIT		5,854	532
Euronext N.V.	(c)	6,578	760
Hagemeyer N.V.	(c)	4,613	22
Heineken N.V.	(c)	48,272	2,525
ING Groep N.V. CVA	(c)	126,199	5,336
Koninklijke DSM N.V.	(c)	8,602	385
Koninklijke Philips Electronics N.V.	(c)	56,394	2,154
OCE N.V.	(c)	6,272	115
Reed Elsevier N.V.		29,077	514
Rodamco Europe N.V.		4,805	668
Royal KPN N.V.	(c)	106,404	1,657
Royal Numico N.V.	(c)	8,957	462
TNT N.V.	(c)	46,071	2,113

Unilever N.V. CVA		147,160	4,286
Wereldhave N.V. REIT	(c)	2,385	367
Wolters Kluwer N.V. CVA		15,747	472
			32,136
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	(c)	20,875	71
Norway (0.5%)
DNB NOR ASA	(c)	23,299	329
Norsk Hydro A S		46,495	1,541
Norske Skogindustrier ASA	(c)	12,100	207
Orkla ASA	(c)	10,500	740
Statoil ASA		38,450	1,047
Tandberg ASA	(c)	10,600	222
Tandberg Television ASA	(a)(c)	5,400	94
Telenor ASA	(c)	44,200	785
Yara International ASA		12,719	351
			5,316
Philippines (0.2%)
Ayala Land, Inc.		2,269,800	776
Banco de Oro Universal Bank		77,535	96
Bank of Philippine Islands		43,260	59
Metropolitan Bank & Trust		153,200	198
Philippines Long Distance Telephone Co.		22,350	1,170
			2,299
Poland (0.6%)
Agora S.A.		5,609	92
Bank BPH		1,394	475
Bank Pekao S.A.		19,121	1,701
Bank Zachodni WBK S.A.		3,886	362
Grupa Kety S.A.		163	11
KGHM Polska Miedz S.A.		19,397	656
Polski Koncern Naftowy Orlen	(a)	45,510	754
Powszechna Kasa Oszczednosci Bank Polski S.A.		56,862	947
Prokom Software S.A.		1,723	90
Telekomunikacja Polska S.A.		105,261	869
			5,957
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	(c)	118,222	428
Brisa-Auto Estradas de Portugal S.A.	(c)	23,604	310
Energias de Portugal S.A.	(c)	24,260	130
Portugal Telecom SGPS S.A. (Registered)	(c)	40,620	544
PT Multimedia SGPS S.A.	(c)	1,488	22
			1,434
Russia (1.0%)
LUKOIL ADR	(c)	19,380	1,676
MMC Norilsk Nickel ADR	(c)	10,348	1,966
Mobile Telesystems ADR	(c)	10,900	610
OAO Gazprom ADR (Registered)		63,818	2,671
Polyus Gold Co. ADR	(a)(c)	6,500	314
Sberbank RF GDR	(a)	1,135	464
Surgutneftegaz ADR	(c)	8,900	562
Surgutneftegaz ADR (Preference)		4,300	346
Tatneft GDR		4,100	388
Unified Energy System GDR		5,050	688
Vimpel-Communications ADR	(a)(c)	5,700	541
			10,226
Singapore (2.1%)
Ascendas REIT		158,000	249
CapitaLand Ltd.	(c)	193,000	1,018
CapitaMall Trust REIT		140,500	348

Chartered Semiconductor Manufacturing Ltd.	(a)(c)	227,000	217
City Developments Ltd.		85,719	825
ComfortDelgro Corp., Ltd.		304,477	399
Cosco Corp. Singapore	(a)	132,000	250
Creative Technology Ltd.		13,267	85
DBS Group Holdings Ltd.		171,612	2,421
Fraser & Neave Ltd.		204,000	686
Jardine Cycle & Carriage Ltd.		27,034	212
K-REIT Asia		9,200	19
Keppel Corp., Ltd.		87,000	1,090
Keppel Land Ltd.		57,000	357
Neptune Orient Lines Ltd.		113,000	241
Overseas-Chinese Banking Corp.		387,712	2,300
Parkway Holdings Ltd.		100,000	216
SembCorp Industries Ltd.		133,183	448
SembCorp Marine Ltd.		90,000	209
Singapore Airlines Ltd.		90,000	985
Singapore Exchange Ltd.		123,539	533
Singapore Land Ltd.		37,000	258
Singapore Post Ltd.		243,000	178
Singapore Press Holdings Ltd.		244,028	708
Singapore Technologies Engineering Ltd.		214,296	469
Singapore Telecommunications Ltd.	(c)	1,641,015	3,548
STATS ChipPAC Ltd.	(a)	218,000	261
United Overseas Bank Ltd.		178,389	2,469
United Overseas Land Ltd. (London Shares)		98,189	330
Venture Corp., Ltd.		41,444	399
			21,728
South Africa (0.1%)
MTN Group Ltd.		116,299	1,579
South Korea (0.5%)
Doosan Heavy Industries and Construction Co., Ltd.		14,470	935
LG.Philips LCD Co., Ltd.	(a)	51,040	1,785
Samsung Electronics Co., Ltd.		4,265	2,552
			5,272
Spain (2.7%)
Abertis Infraestructuras S.A.	(c)	22,215	714
Acciona S.A.		1,995	432
Acerinox S.A.	(c)	13,440	342
ACS S.A.	(c)	15,386	934
Altadis S.A.	(c)	14,776	949
Antena 3 de Television S.A.	(a)(c)	3,133	70
Banco Bilbao Vizcaya Argentaria S.A.		129,993	3,192
Banco Popular Espanol S.A.	(c)	36,192	746
Banco Santander Central Hispano S.A.		242,641	4,330
Cintra Concesiones de Infraestructuras de Transporte S.A.		10,671	200
Endesa S.A.		33,521	1,813
Fomento de Construcciones y Contratas S.A.		2,184	224
Gas Natural SDG S.A.	(c)	48,101	2,259
Grupo Ferrovial S.A.	(c)	3,504	355
Iberdrola S.A.	(c)	28,390	1,342
Inditex S.A.		11,867	738
Indra Sistemas S.A.		2,740	69
Metrovacesa S.A.	(c)	1,527	180
Repsol YPF S.A.		46,721	1,575
Sacyr Vallehermoso S.A.	(c)	4,896	274
Sociedad General de Aguas de Barcelona S.A., Class A	(c)	9,242	329
Telefonica S.A.	(c)	255,206	5,625
Union Fenosa S.A.		6,857	370
			27,062
Sweden (1.9%)

Alfa Laval AB		1,250	65
Assa Abloy AB, Class B	(c)	20,477	471
Atlas Copco AB, Class A		12,297	392
Atlas Copco AB, Class B	(c)	19,798	658
Electrolux AB, Class B	(c)	12,800	324
Eniro AB	(c)	5,700	72
Faberge AB	(c)	3,300	83
Getinge AB, Class B		10,700	244
Hennes & Mauritz AB, Class B	(c)	20,050	1,154
Holmen AB, Class B	(c)	3,400	140
Husqvarna AB	(c)	12,800	211
Modern Times Group, Class B	(a)	1,550	91
Nordea Bank AB	(c)	183,944	2,937
Sandvik AB		61,090	1,085
Scania AB, Class B		6,600	518
Securitas AB, Class B	(c)	800	12
Securitas Direct AB	(a)	800	2
Securitas Systems AB	(a)	800	3
Skandinaviska Enskilda Banken AB, Class A	(c)	30,666	982
Skanska AB, Class B	(c)	20,351	453
SKF AB, Class B	(c)	19,264	401
SSAB Svenskt Stal AB, Class A	(a)(c)	12,150	375
Svenska Cellulosa AB, Class B		12,922	692
Svenska Handelsbanken, Class A		51,436	1,528
Swedish Match AB		25,700	459
Tele2 AB, Class B	(c)	8,724	143
Telefonaktiebolaget LM Ericsson, Class B	(c)	1,014,842	3,735
TeliaSonera AB		91,487	789
Volvo AB, Class A	(c)	5,995	516
Volvo AB, Class B	(a)	13,485	1,136
Wihlborgs Fastigheter		1,320	28
			19,699
Switzerland (5.7%)
ABB Ltd. ADR		41,600	715
ABB Ltd. (Registered)	(c)	121,224	2,075
Ciba Specialty Chemicals AG (Registered)	(c)	3,932	259
Clariant AG (Registered)	(a)	13,237	227
Compagnie Financiere Richemont AG, Class A		26,082	1,458
Credit Suisse Group (Registered)	(a)	99,265	7,123
Geberit AG (Registered)		243	374
Givaudan (Registered)	(c)	412	381
Holcim Ltd. (Registered)	(c)	13,545	1,357
Kudelski S.A.	(a)(c)	2,842	100
Logitech International S.A.	(a)	12,644	351
Lonza Group AG (Registered)	(c)	2,230	214
Nestle S.A. (Registered)		31,006	12,076
Nobel Biocare Holding AG		1,895	691
Novartis AG (Registered)	(c)	119,781	6,871
Roche Holding AG (Genusschein)	(c)	36,009	6,371
Schindler Holding AG		4,210	256
Serono S.A., Class B	(a)(c)	317	287
Straumann Holding AG		863	247
Sulzer AG (Registered)		39	55
Swatch Group AG (Registered)		3,443	184
Swatch Group AG, Class B		1,678	444
Swiss Reinsurance (Registered)		34,526	3,154
Swisscom AG (Registered)		1,210	437
Syngenta AG		6,254	1,197
Synthes, Inc.		4,017	496
UBS AG (Registered)		157,830	9,378
Zurich Financial Services AG (Registered)		3,696	1,067

			57,845
Taiwan (0.1%)
AU Optronics Corp. ADR	(c)	83,294	1,191
Turkey (1.0%)
Akbank T.A.S.		232,302	1,552
Anadolu Efes Biracilik ve Malt Sanayii A.S.		4,184	138
Arcelik A.S.		36,423	246
Dogan Sirketler Grubu Holdings A.S.		156,226	260
Dogan Yayin Holding A.S.	(a)	45,949	168
Eregli Demir ve Celik Fabrikalari T.A.S.		82,790	827
Ford Otomotiv Sanayi A.S.		21,644	190
Haci Omer Sabanci Holding A.S.		128,341	526
Hurriyet Gazetecilik ve Matbaacilik A.S.		26,363	78
Koc Holding A.S.	(a)	67,095	304
Migros Turk TAS	(a)	28,713	369
Trakya Cam Sanayi A.S.		11,575	35
Tupras-Turkie Petrol Rafinerileri A.S.		25,390	565
Turk Hava Yollari Anonim Ortakligi	(a)	9,337	47
Turk Sise ve Cam Fabrikalari A.S.	(a)	26,914	103
Turkcell Iletisim Hizmetleri A.S.		335,254	1,710
Turkiye Garanti Bankasi A.S., Class C		226,607	1,017
Turkiye Is Bankasi		319,117	1,536
Yapi ve Kredi Bankasi A.S.	(a)	183,972	391
			10,062
United Kingdom (17.3%)
3I Group plc		13,108	293
Aegis Group plc		51,811	153
Amec plc		15,693	164
Amvescap plc		19,221	212
Anglo American plc		155,528	8,193
ARM Holdings plc		6,835	18
Arriva plc		7,994	117
AstraZeneca plc		77,238	4,156
Aviva plc		188,523	2,777
BAE Systems plc		223,581	2,024
Balfour Beatty plc		33,319	313
Barclays plc		365,068	5,180
Barratt Developments plc		10,060	219
BBA Group plc		29,049	161
Bellway plc		5,626	176
Berkeley Group Holdings plc	(a)	4,737	147
BG Group plc		207,749	2,997
BHP Billiton plc		251,126	5,599
Biffa plc		32,703	221
Boots Group plc		34,428	695
BP plc		1,123,412	12,203
British Airways plc	(a)	38,150	365
British American Tobacco plc		82,361	2,575
British Land Co. plc		23,539	708
British Sky Broadcasting plc		45,571	506
BT Group plc		504,558	3,016
Bunzl plc		28,375	402
Burberry Group plc		11,691	150
Cadbury Schweppes plc		122,237	1,568
Capita Group plc		8,063	108
Carnival plc		13,876	669
Centrica plc		187,854	1,429
Close Bros Group plc		1,586	32
Cobham plc		85,494	353
Compass Group plc		167,416	1,120
Corus Group plc		55,520	663

Daily Mail & General Trust, Class A		12,876	206
Diageo plc		199,287	4,037
Drax Group plc		14,553	225
DSG International plc		77,930	261
Electrocomponents plc		39,366	224
Emap plc		8,964	133
EMI Group plc		33,919	152
Enterprise Inns plc		56,558	744
Experian Group Ltd.		33,018	380
Fiberweb plc		9,102	38
Firstgroup plc		26,030	340
FKI plc		7,577	17
Friends Provident plc		144,480	547
Galiform plc	(a)	6,439	20
GKN plc		27,325	205
GlaxoSmithKline plc		288,515	7,932
Group 4 Securicor plc		13,896	55
Hammerson plc		12,932	441
Hanson plc		59,620	959
Hays plc		92,919	287
HBOS plc		228,247	4,703
Home Retail Group		33,004	288
HSBC Holdings plc		322,576	5,646
ICAP plc		5,916	62
IMI plc		30,958	353
Imperial Chemical Industries plc		87,529	861
Imperial Tobacco Group plc		34,960	1,565
Intercontinental Hotels Group plc		32,946	814
International Power plc		17,046	133
Invensys plc	(a)	13,017	74
ITV plc		157,279	337
Johnson Matthey plc		12,027	373
Kelda Group plc		37,329	689
Kesa Electricals plc		43,149	288
Kingfisher plc		47,091	258
Ladbrokes plc		72,266	572
Land Securities Group plc		21,050	887
Legal & General Group plc		479,706	1,501
Liberty International plc		11,276	277
Lloyds TSB Group plc		405,477	4,468
LogicaCMG plc		56,838	199
London Stock Exchange plc		11,554	285
Lonmin plc		450	29
Man Group plc		62,137	679
Marks & Spencer Group plc		67,228	895
Meggitt plc		35,372	208
Michael Page International plc		22,308	235
Misys plc		29,380	138
Mitchells & Butlers plc		37,375	579
National Express Group plc		8,059	200
National Grid plc		208,740	3,276
Next plc		10,558	467
Northern Rock plc		9,767	220
Pearson plc		46,031	790
Persimmon plc		11,329	313
Provident Financial Group plc		17,569	278
Prudential plc		138,095	1,950
Punch Taverns plc		20,050	492
Rank Group plc		34,051	137
Reckitt Benckiser plc		60,597	3,155
Reed Elsevier plc		51,762	619

Rentokil Initial plc		22,066	71
Resolution plc		2,420	30
Reuters Group plc		60,790	557
Rexam plc		35,525	385
Rio Tinto plc		110,562	6,314
Rolls Royce Group, B Shares		6,971,155	14
Rolls-Royce Group plc	(a)	117,756	1,145
Royal Bank of Scotland Group plc		174,421	6,810
Royal Dutch Shell plc, Class A		228,907	7,617
Royal Dutch Shell plc, Class B		159,926	5,322
SABMiller plc		25,428	558
Sage Group plc		95,991	488
Sainsbury (J) plc		66,692	721
Schroders plc		1,515	38
Scottish & Newcastle plc		12,006	142
Scottish & Southern Energy plc		73,050	2,215
Scottish Power plc		113,028	1,779
Serco Group plc		5,648	51
Severn Trent		21,832	616
Signet Group plc		242,569	599
Slough Estates plc		18,525	286
Smith & Nephew plc		48,277	614
Smiths Group plc		38,771	784
Stagecoach Group plc		31,414	111
Tate & Lyle plc		42,628	482
Taylor Woodrow plc		24,602	237
Tesco plc		374,938	3,278
TI Automotive Ltd., Class A	(a)(d)(l)	1,505	@—
Tomkins plc		66,611	350
Unilever plc		80,414	2,423
United Business Media plc		10,473	163
United Utilities plc		15,318	228
Vodafone Group plc		3,238,391	8,635
Whitbread plc		15,655	581
William Hill plc		50,429	631
Wimpey George plc		16,446	206
Wolseley plc		39,504	926
WPP Group plc		40,150	608
Xstrata plc		81,363	4,182
Yell Group plc		26,153	308
			176,683
Total Common Stocks (Cost $659,212)			934,300
		No. of
		Rights
Rights (0.0%)
Japan (0.0%)
Dowa Mining Co., Ltd., expiring 1/29/10		49,000	@—
Sweden (0.0%)
Fabege AB, expiring 4/27/07	(a)(d)	3,300	3
Total Rights (Cost $0)			3
		Face
		Amount
		(000)
Short-Term Investments (28.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (22.4%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	5,086	5,086
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	3,633	3,633
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		1,769	1,769
Bancaja, 5.36%, 4/19/07	(h)	1,816	1,816
Bank of America Corp., 5.32%, 4/2/07	(h)	5,813	5,813
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	1,816	1,816

Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	3,633	3,633
BNP Paribas plc, 5.33%, 5/21/07	(h)	3,633	3,633
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	7,266	7,266
CIC, New York,
5.30%, 4/3/07	(h)	2,543	2,543
5.34%, 4/2/07	(h)	3,633	3,633
CIT Group Holdings, 5.37%, 7/18/07	(h)	6,539	6,539
Credit Suisse First Boston, New York,
5.29%, 5/15/07		2,180	2,180
5.32%, 4/2/07	(h)	3,633	3,633
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		14,532	14,532
5.46%, 4/2/07		34,876	34,876
Dexia Bank, New York, 5.32%, 4/2/07	(h)	3,633	3,633
First Tennessee Bank, 5.33%, 4/17/07	(h)	1,817	1,817
Gemini Securitization Corp., 5.41%, 4/2/07		5,225	5,225
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	1,816	1,816
5.55%, 4/2/07	(h)	3,415	3,415
HSBC Finance Corp., 5.33%, 4/10/07	(h)	1,816	1,816
Mane Funding Corp., 5.29%, 4/10/07		2,602	2,602
Manufacturers & Traders, 5.30%, 4/16/07	(h)	2,180	2,180
Marshall & Ilsley Bank, 5.37%, 12/17/07		3,643	3,643
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	1,909	1,909
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	5,449	5,449
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	3,633	3,633
5.34%, 4/2/07	(h)	3,633	3,633
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	2,761	2,761
National City Bank Cleveland, 5.32%, 4/2/07	(h)	1,816	1,816
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	7,266	7,266
Nationwide Building Society, 5.43%, 6/28/07	(h)	4,214	4,214
Nordea Bank, New York, 5.31%, 4/2/07	(h)	5,449	5,449
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		2,151	2,151
Rheingold Securitization, 5.32%, 5/15/07		3,227	3,227
Sedna Finance, Inc., 5.32%, 5/15/07		932	932
Skandi, New York, 5.32%, 4/10/07	(h)	3,633	3,633
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	3,633	3,633
Tulip Funding Corp., 5.36%, 4/30/07		7,232	7,232
UBS Securities LLC, 5.40%, 4/2/07		35,703	35,703
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	3,996	3,996
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	2,543	2,543
			227,728
Repurchase Agreement (5.7%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $58,458	(f)	58,432	58,432
Total Short-Term Investment (Cost $286,160)			286,160
Total Investments + (119.8%) (Cost $945,372) —
including $216,763 of Securities Loaned			1,220,463
Liabilities in Excess of Other Assets (-19.8%)			(201,754)
Net Assets (100%)			$1,018,709

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $216,763,000. This was secured by collateral of $227,728,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.
(d)	Securities were valued at fair value — At March 31, 2007, the Portfolio held $1,934,000 of fair valued securities, representing 0.2% of net assets.
(e)	144A Security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(l)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
RNC	Non-Convertible Saving Shares
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $945,372,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $275,091,000 of which $285,942,000 related to appreciated securities and $10,851,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	3,009	$4,026	5/16/07	USD	3,964	$3,964	$(62)
EUR	3,464	4,635	5/16/07	USD	4,567	4,567	(68)
EUR	2,291	3,065	5/16/07	USD	3,067	3,067	2
EUR	13,974	18,721	6/14/07	USD	18,510	18,510	(211)
EUR	27,269	36,531	6/14/07	USD	36,099	36,099	(432)
GBP	3,900	7,674	5/16/07	USD	7,611	7,611	(63)
GBP	13	24	6/14/07	USD	24	24	@—
GBP	3,160	6,218	6/14/07	USD	6,108	6,108	(110)
HKD	103,755	13,298	5/16/07	USD	13,313	13,313	15
HKD	254,210	32,581	5/16/07	USD	32,623	32,623	42
JPY	742,833	6,342	5/16/07	USD	6,224	6,224	(118)
JPY	199,605	1,704	5/16/07	USD	1,672	1,672	(32)
JPY	4,825,492	41,194	5/16/07	USD	40,408	40,408	(786)
JPY	830,590	7,091	5/16/07	USD	7,205	7,205	114
JPY	939,714	8,022	5/16/07	USD	8,081	8,081	59
JPY	2,491,744	21,271	5/16/07	USD	21,318	21,318	47
JPY	3,738,576	31,915	5/16/07	USD	31,954	31,954	39
JPY	656,125	5,621	6/14/07	USD	5,642	5,642	21
USD	19,890	19,890	5/16/07	AUD	25,431	20,550	660
USD	6,582	6,582	5/16/07	AUD	8,244	6,662	80
USD	50,159	50,159	5/16/07	EUR	38,090	50,970	811
USD	27,114	27,114	5/16/07	EUR	20,351	27,232	118
USD	6,058	6,058	6/14/07	EUR	4,579	6,134	76
USD	17,530	17,530	6/14/07	EUR	13,245	17,745	215
USD	13,560	13,560	6/14/07	EUR	10,247	13,727	167
USD	11,338	11,338	6/14/07	EUR	8,561	11,469	131
USD	14,749	14,749	6/14/07	EUR	11,137	14,920	171
USD	1,054	1,054	5/16/07	GBP	537	1,057	3
USD	906	906	6/14/07	GBP	469	923	17
USD	3,167	3,167	6/14/07	GBP	1,640	3,226	59
USD	166	166	6/14/07	GBP	86	169	3
USD	52,109	52,109	6/14/07	GBP	26,985	53,087	978
USD	5,939	5,939	5/16/07	HKD	46,254	5,928	(11)
USD	6,272	6,272	5/16/07	HKD	48,835	6,259	(13)
USD	23,380	23,380	5/16/07	JPY	2,791,777	23,833	453
USD	1,738	1,738	5/16/07	JPY	207,550	1,772	34
USD	20,467	20,467	5/16/07	JPY	2,397,257	20,465	(2)
USD	20,451	20,451	5/16/07	JPY	2,367,728	20,213	(238)
USD	3,356	3,356	6/14/07	JPY	390,045	3,341	(15)
USD	10,297	10,297	6/14/07	JPY	1,197,280	10,257	(40)
USD	4,968	4,968	6/14/07	JPY	577,830	4,950	(18)
USD	2,735	2,735	6/14/07	SEK	19,174	2,757	22
USD	3,430	3,430	6/14/07	SEK	24,065	3,460	30
USD	3,984	3,984	6/14/07	SGD	6,048	4,005	21
		$581,332				$583,501	$2,169

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
CAC 40 Index
(France) DAX Index	145	$10,936	Jun-07	$296
(Germany) FTSE 100 Index	76	17,688	Jun-07	901
(United Kingdom) MSCI Index	23	2,863	Jun-07	30
(Singapore) Nikkei 225 Index	81	4,239	Jun-07	82
(Japan) SPI 200	63	9,254	Jun-07	309
(Australia) TOPIX Index	37	4,516	Jun-07	186
(Japan)	198	28,841	Jun-07	930
				$2,734

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (97.7%)
Argentina (0.5%)
Banco Macro S.A. ADR		309,600	$10,508
Tenaris S.A. ADR		20,700	950
			11,458
Austria (1.3%)
Erste Bank der Oesterreichischen Sparkassen AG		153,736	11,973
Raiffeisen International Bank Holding AG	(c)	134,582	18,945
			30,918
Brazil (11.4%)
All America Latina Logistica S.A.		1,074,500	13,028
Banco Itau Holding Financeira S.A. ADR	(c)	479,873	16,709
Banco Itau Holding Financeira S.A. (Preference)		344,332	12,016
Banco Nacional S.A. (Preference)	(a)(d)(l)	295,998,880	@—
Cia Energetica de Minas Gerais S.A. ADR	(c)	420,013	20,434
CVRD ADR		1,976,733	61,832
CVRD, Class A (Preference)		28,042	877
Cyrela Brazil Realty S.A.		107,100	994
Gafisa S.A. ADR	(a)	206,900	5,276
Gerdau S.A. ADR		428,768	7,774
Gerdau S.A. (Preference)	(c)	390,250	7,152
Investimentos Itau S.A. (Preference)		2,172,256	12,125
Lojas Americanas S.A. (Preference)		125,089,495	7,893
Natura Cosmeticos S.A.		526,000	5,923
NET Servicos de Comunicacao S.A. (Preference)	(a)	629,452	8,518
Petrobras S.A. ADR		462,969	42,144
Petrobras S.A. (Preference)		509,136	11,402
Tam S.A. ADR		603,454	16,028
Unibanco - Uniao de Bancos Brasileiros S.A.		377,442	3,332
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		287,666	25,159
			278,616
China/Hong Kong (13.0%)
Air China Ltd., Class H	(c)	20,474,000	14,176
Bank of China Ltd., Class H	(a)(c)	19,289,000	9,603
China Coal Energy Co.	(a)	24,036,000	25,686
China Communications Construction Co., Ltd., Class H	(a)	12,298,000	14,827
China Construction Bank, Class H	(c)(e)	73,166,000	41,857
China Life Insurance Co., Ltd.	(c)	3,749,000	10,772
China Mobile Ltd.	(c)	2,424,000	22,042
China Netcom Group		6,315,000	16,488
China Power International Development Ltd.	(c)	18,354,000	8,903
China Resources Power Holdings Co.		7,747,000	11,878
China Shipping Development Co., Ltd., Class H	(c)	8,978,000	13,697
Cosco Pacific Ltd.		4,186,000	10,372
Dongfeng Motor Group Co., Ltd., Class H	(a)	19,273,000	10,508
Global Bio-Chem Technology Group Co., Ltd.	(c)	5,233,000	1,340
GOME Electrical Appliances Holdings Ltd.	(c)	12,193,000	13,561
Harbin Power Equipment, Class H		7,266,000	8,183
Industrial & Commercial Bank of China, Class H	(a)(c)	36,194,000	20,289
Maanshan Iron & Steel, Class H	(c)	20,601,000	13,526
Moulin Global Eyecare Holdings Ltd.	(a)(d)(l)	2,150,000	@—
PetroChina Co., Ltd., Class H		15,586,000	18,491
PICC Property & Casualty Co., Ltd.	(a)(c)	21,786,000	12,491
Ping An Insurance Group Co. of China Ltd., Class H	(c)	2,358,000	11,558

Shenzhen Investment Ltd.		17,985,000	9,184
			319,432
Colombia (0.4%)
BanColombia S.A. ADR		380,430	10,534
Czech Republic (2.0%)
Central European Media Enterprises Ltd.	(a)(c)	307,500	27,214
CEZ A.S.		259,857	11,662
Zentiva N.V.		141,815	9,761
			48,637
Egypt (0.8%)
Orascom Telecom Holding SAE		42,981	2,981
Orascom Telecom Holding SAE GDR		248,792	17,255
			20,236
Hungary (0.8%)
OTP Bank Nyrt		425,460	19,493
India (6.4%)
Aban Offshore Ltd.		107,800	5,023
ABB Ltd. India		129,082	10,542
Bharat Heavy Electricals Ltd.		222,395	11,571
Bharti Airtel Ltd.	(a)(d)	1,093,273	19,349
Cipla Ltd.		1,056,412	5,755
Container Corp. of India		125,919	5,643
Deccan Chronicle Holdings Ltd.		1,345,320	4,883
Glenmark Pharmaceuticals Ltd.		538,500	7,573
Gujarat Ambuja Cements Ltd.		1,938,000	4,757
HCL Technologies Ltd.		1,169,000	7,837
HDFC Bank Ltd.		371,400	8,153
ICICI Bank, Ltd.	(d)	302,000	5,979
ICICI Bank, Ltd. ADR	(c)	197,700	7,265
Infosys Technologies Ltd.		469,972	21,827
Infosys Technologies Ltd. ADR	(c)	122,000	6,131
ITC Ltd.		812,000	2,824
ITC Ltd. GDR (Registered)		551,000	1,890
Mahindra & Mahindra Ltd.		278,100	4,993
Maruti Udyog Ltd.		379,000	7,152
UTI Bank Ltd.		692,100	7,809
			156,956
Indonesia (3.1%)
Astra International Tbk PT		7,095,000	10,264
Bank Central Asia Tbk PT		14,327,500	8,008
Bank Mandiri Persero Tbk PT		13,108,000	3,591
Bank Rakyat Indonesia		14,372,500	7,954
Indocement Tunggal Prakarsa Tbk PT		43,500	24
Indofood Sukses Makmur Tbk PT		21,031,000	3,503
International Nickel Indonesia Tbk PT		859,000	5,116
Telekomunikasi Indonesia Tbk PT		26,899,500	29,037
United Tractors Tbk PT		8,821,000	7,154
			74,651
Malaysia (0.6%)
Kuala Lumpur Kepong Bhd		1,686,000	5,851
Public Bank Bhd (Foreign)		1,735,600	4,518
YTL Corp. Bhd		1,557,000	3,085
			13,454
Mexico (10.0%)
America Movil S.A. de C.V., Class L ADR		1,722,109	82,300
Cemex SAB de C.V. ADR	(a)	418,900	13,719
Corp. GEO S.A. de C.V.	(a)	2,191,314	12,705
Grupo Financiero Banorte S.A. de C.V., Class O		4,378,100	20,744
Grupo Televisa S.A. ADR	(c)	1,894,131	56,445
Urbi Desarrollos Urbanos S.A. de C.V	(a)	1,829,300	7,565
Wal-Mart de Mexico S.A. de C.V. ADR	(c)	299,583	12,823
Wal-Mart de Mexico S.A. de C.V., Series V		8,861,328	37,835

			244,136
Morocco (1.2%)
Banque Marocaine du Commerce Exterieur		75,210	19,517
Douja Promotion Groupe Addoha S.A.	(a)	30,000	10,436
			29,953
Pakistan (0.3%)
Oil & Gas Development Co., Ltd.		3,697,420	7,231
Peru (0.4%)
Credicorp Ltd.		193,557	9,432
Philippines (0.4%)
Ayala Corp.		438,390	5,088
Philippines Long Distance Telephone Co.		98,530	5,156
			10,244
Poland (4.9%)
Bank Handlowy W Warszawie S.A.		455,313	15,210
Bank Millennium S.A.		5,359,185	20,717
Bank Pekao S.A.		337,510	30,024
Bank Zachodni WBK S.A.		51,742	4,828
Budimex S.A.	(a)	106,274	3,727
Multimedia Polska S.A.	(a)	1,852,853	8,385
PBG S.A.	(a)	31,821	4,011
Polimex Mostostal S.A.		19,375	1,447
Powszechna Kasa Oszczednosci Bank Polski S.A.		488,075	8,130
TVN S.A.	(a)	2,608,541	23,718
			120,197
Russia (12.9%)
Alliance Cellulose Ltd.	(d)(l)	592,359	@—
CTC Media, Inc.	(a)	879,546	22,587
Efes Breweries International N.V. GDR	(a)(c)	186,864	4,980
Evraz Group S.A. GDR		394,641	12,510
LUKOIL ADR	(c)	276,356	23,905
Mechel ADR	(c)	229,853	7,643
MMC Norilsk Nickel ADR	(c)	115,581	21,960
NovaTek OAO GDR	(c)	465,171	26,887
OAO Gazprom Sponsored ADR	(c)	90,300	3,781
OAO Gazprom ADR		1,015,000	42,478
Sberbank RF	(c)	3,600	12,816
Sberbank RF GDR	(a)	83,464	34,090
TMK OAO GDR	(a)(c)(e)	457,008	15,355
TMK OAO (Registered) GDR	(a)(c)	164,974	5,535
Unified Energy System GDR		365,815	49,843
Wimm-Bill-Dann Foods OJSC ADR	(c)	382,260	30,527
			314,897
South Africa (6.3%)
Aveng Ltd.	(c)	1,335,770	8,470
Barloworld Ltd.		458,326	11,435
Group Five Ltd./South Africa		1,438,200	11,221
Massmart Holdings Ltd.		1,418,300	16,491
Mittal Steel South Africa Ltd.		727,600	11,834
Mr Price Group Ltd.		3,257,600	13,382
MTN Group Ltd.		3,534,100	47,985
Murray & Roberts Holdings Ltd.		1,556,800	12,009
Naspers Ltd., Class N		842,860	20,390
			153,217
South Korea (10.3%)
Amorepacific Corp.		15,995	8,807
Cheil Communications, Inc.		29,172	7,287
Cheil Industries, Inc.		228,020	9,149
Doosan Infracore Co., Ltd.		333,250	8,501
GS Engineering & Construction Corp.		178,850	16,007
Honam Petrochemical Corp.		42,345	3,668
Hyundai Engineering & Construction Co., Ltd.	(a)	142,010	7,653

Hyundai Heavy Industries		13,547	2,707
Hyundai Mipo Dockyard		69,959	12,902
Kookmin Bank		376,060	33,737
LG Corp.		293,400	9,933
LG Petrochemical Co., Ltd.		166,582	4,914
NHN Corp.	(a)	110,840	16,258
Orion Corp.		36,183	8,961
Samsung Electronics Co., Ltd.		37,954	22,713
Samsung Electronics Co., Ltd. (Preference)		20,855	9,809
Samsung Fire & Marine Insurance Co., Ltd.	(a)	79,060	13,235
Shinhan Financial Group Co., Ltd.		464,070	26,637
Shinsegae Co., Ltd.		20,911	12,002
SSCP Co., Ltd.	(a)	112,173	3,213
Woongjin Coway Co., Ltd.		497,190	13,952
			252,045
Taiwan (6.8%)
Cathay Financial Holding Co., Ltd.		4,885,903	10,143
Chang Hwa Commercial Bank	(a)	6,994,000	4,216
Delta Electronics, Inc.		7,501,192	24,254
Eternal Chemical Co., Ltd.		4,796,000	8,087
Evergreen Marine Corp. Taiwan Ltd.		9,508,000	6,063
Everlight Electronics Co., Ltd.		2,871,400	11,193
Far Eastern Textile Ltd.		6,686,500	5,759
Formosa Chemical & Fibre Corp.		3,235,000	6,208
Foxconn Technology Co., Ltd.		519,000	5,889
High Tech Computer Corp.		483,000	7,444
HON HAI Precision Industry Co., Ltd.		2,716,457	18,224
MediaTek, Inc.		1,627,100	18,684
Shin Kong Financial Holding Co., Ltd.		746,687	662
Siliconware Precision Industries Co.		4,152,000	7,779
Transced Information, Inc.		2,350,576	8,879
Tripod Technology Corp.		1,761,680	7,240
TXC Corp.		2,191,000	4,085
Wistron Corp.		2,124,320	3,223
Yang Ming Marine Transport Corp.		12,353,000	8,511
			166,543
Thailand (0.4%)
Bangkok Bank PCL (Foreign)		1,480,600	4,779
Kasikornbank PCL (Foreign)		1,841,700	3,524
			8,303
Turkey (3.2%)
Aksigorta A.S.		967,000	4,759
BIM Birlesik Magazalar A.S.		231,007	13,608
Coca-Cola Icecek A.S.	(a)	1,461,366	11,758
Turkiye Garanti Bankasi A.S.		4,760,585	21,375
Turkiye Is Bankasi A.S., Class C		2,300,989	11,075
Yapi ve Kredi Bankasi A.S.	(a)	6,891,082	14,653
			77,228
United Kingdom (0.0%)
Anglo American plc		1	@—
Total Common Stocks (Cost $ 1,698,801)			2,377,811
Preferred Stocks (0.3%)
South Africa (0.3%)
Allied Electronics Corp., Ltd. (Cost $7,443)	(a)	1,275,508	7,719

Investment Companies (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (Cost $3,416)	(k)	17,282,900	16,979
		Face
		Amount
		(000)
Short-Term Investments (9.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (7.8%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	4,235	4,235
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	3,024	3,024
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		1,472	1,472
Bancaja, 5.36%, 4/19/07	(h)	1,512	1,512
Bank of America Corp., 5.32%, 4/2/07	(h)	4,839	4,839
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	1,512	1,512
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	3,025	3,025
BNP Paribas plc, 5.33%, 5/21/07	(h)	3,025	3,025
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	6,049	6,049
CIC, New York,
5.30%, 4/3/07	(h)	2,117	2,117
5.34%, 4/2/07	(h)	3,025	3,025
CIT Group Holdings, 5.37%, 7/18/07	(h)	5,444	5,444
Credit Suisse First Boston, New York,
5.29%, 5/15/07		1,815	1,815
5.32%, 4/2/07	(h)	3,025	3,025
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		12,098	12,098
5.46%, 4/2/07		29,035	29,035
Dexia Bank, New York, 5.32%, 4/2/07	(h)	3,025	3,025
First Tennessee Bank, 5.33%, 4/17/07	(h)	1,512	1,512
Gemini Securitization Corp., 5.41%, 4/2/07		4,350	4,350
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	1,512	1,512
5.55%, 4/2/07	(h)	2,843	2,843
HSBC Finance Corp., 5.33%, 4/10/07	(h)	1,512	1,512
Mane Funding Corp., 5.29%, 4/10/07		2,166	2,166
Manufacturers & Traders, 5.30%, 4/16/07	(h)	1,815	1,815
Marshall & Ilsley Bank, 5.37%, 12/17/07		3,033	3,033
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	1,589	1,589
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	4,537	4,537
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	3,024	3,024
5.34%, 4/2/07	(h)	3,024	3,024
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	2,299	2,299
National City Bank Cleveland, 5.32%, 4/2/07	(h)	1,512	1,512
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	6,049	6,049
Nationwide Building Society, 5.43%, 6/28/07	(h)	3,508	3,508
Nordea Bank, New York, 5.31%, 4/2/07	(h)	4,537	4,537
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		1,791	1,791
Rheingold Securitization, 5.32%, 5/15/07		2,687	2,687
Sedna Finance, Inc., 5.32%, 5/15/07		776	776
Skandi, New York, 5.32%, 4/10/07	(h)	3,024	3,024
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	3,024	3,024
Tulip Funding Corp., 5.36%, 4/30/07		6,021	6,021
UBS Securities LLC, 5.40%, 4/2/07		29,724	29,724
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	3,327	3,327
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	2,117	2,117
			189,590

Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $34,402	(f)	34,387	34,387
Total Short-Term Investments (Cost $223,977)			223,977
Total Investments (107.6%) + (Cost $1,933,637)
including $178,203 of Securities Loaned			2,626,486
Liabilities in Excess of Other Assets (-7.6%)			(185,938)
Net Assets (100%)			$2,440,548

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $178,203,000. This was secured by collateral of $189,590,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at $25,328,000 representing 1.0% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(k)

Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the period ended March 31, 2007, the Portfolio had no purchases or sales of this security. The Portfolio derived no income from this security during the period ended March 31, 2007.

(l)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $1,933,637,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $692,849,000 of which $722,358,000 related to appreciated securities and $29,509,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	951	$462	4/4/07	USD	466	$466	$4
EUR	1,299	1,735	4/2/07	USD	1,732	1,732	(3)
MAD	1,522	182	4/3/07	USD	182	182	@—
MAD	12,188	1,458	4/5/07	USD	1,455	1,455	(3)
PLN	2,271	784	4/2/07	USD	779	779	(5)
PLN	563	194	4/3/07	USD	194	194	@—
USD	227	227	4/2/07	BRL	461	224	(3)
USD	522	522	4/2/07	HKD	4,080	522	@—
USD	18	18	4/3/07	INR	800	18	@—
USD	546	546	4/4/07	MAD	4,569	546	@—
USD	105	105	4/2/07	MXN	1,162	105	@—
USD	864	864	4/3/07	MXN	9,512	862	(2)
USD	3,663	3,663	4/4/07	MXN	40,441	3,664	1
USD	782	782	4/4/07	PLN	2,259	780	(2)
USD	302	302	4/2/07	TRY	420	302	@—
USD	53	53	4/3/07	TRY	74	53	@—
USD	138	138	4/3/07	ZAR	1,002	138	@—
ZAR	1,523	210	4/2/07	USD	211	211	1
ZAR	367,110	50,369	5/16/07	USD	50,066	50,066	(303)
		$62,614				$62,299	$(315)

BRL	—	Brazilian Real
EUR	—	Euro
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
MAD	—	Moroccan Dirham
MXN	—	Mexican Peso
PLN	—	Polish Zloty
TRY	—	New Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (93.7%)
Argentina (3.3%)
Sovereign (3.3%)
Republic of Argentina
5.83%, 12/31/33	$ (b)	2,190	$1,051
8.28%, 12/31/33	(d)	114	133
Republic of Argentina (Linked Variable Rate)
86.70%, 4/10/49	(b)	1,120	532
			1,716
Brazil (13.4%)
Corporate (1.8%)
Banco ABN Amro Real S.A.
15.86%, 12/13/07	BRL	950	473
16.20%, 2/22/10		$890	481
			954
Sovereign (11.6%)
Citigroup, Inc.
6.00%, 5/18/09		800	904
Federative Republic of Brazil
8.00%, 1/15/18		592	670
8.88%, 10/14/19 - 4/15/24		1,735	2,209
10.50%, 7/14/14		620	798
11.00%, 8/17/40	(c)	40	54
14.50%, 10/15/09		1,120	1,372
			6,007
			6,961
Bulgaria (1.1%)
Sovereign (1.1%)
Republic of Bulgaria
8.25%, 1/15/15	(e)	200	237
8.25%, 1/15/15		170	202
Republic of Bulgaria (Registered)
8.25%, 1/15/15		123	146
			585
Chile (0.8%)
Corporate (0.8%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(e)	400	425
Colombia (3.1%)
Sovereign (3.1%)
Republic of Colombia
7.38%, 9/18/37	(c)	70	77
8.13%, 5/21/24		230	269
8.25%, 12/22/14		340	388
9.75%, 4/9/11		238	259
11.75%, 2/25/20		415	612
			1,605
Ecuador (1.0%)
Sovereign (1.0%)
Republic of Ecuador (Registered)
9.38%, 12/15/15		190	182
10.00%, 8/15/30	(c)(n)	380	339
			521

Indonesia (4.1%)
Corporate (4.1%)
Pindo Deli Finance Mauritius
Tranche A, 6.00%, 4/28/15	(e)(h)	324	261
Tranche B, 6.00%, 4/28/18	(e)(h)	1,101	578
Tranche C, 1.99%, 4/28/25	(e)(h)	2,227	323
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.00%, 4/28/15	(e)(h)	503	420
Tranche B, 6.00%, 4/28/18	(e)(h)	808	424
Tranche C, 3.59%, 4/28/27	(e)(h)	998	155
			2,161
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast
2.50%, 3/31/18		580	157
Mexico (17.7%)
Corporate (5.2%)
Pemex Project Funding Master Trust
6.66%, 6/15/10	(e)(h)	730	750
8.63%, 12/1/23	(h)	460	574
9.13%, 10/13/10		1,250	1,403
			2,727
Sovereign (12.5%)
Mexican Bonos	MXN
8.00%, 12/17/15		11,050	1,028
9.50%, 12/18/14		27,380	2,763
United Mexican States
6.75%, 9/27/34		$563	615
7.50%, 1/14/12		560	615
8.38%, 1/14/11		1,320	1,464
			6,485
			9,212
Panama (2.0%)
Sovereign (2.0%)
Republic of Panama
7.13%, 1/29/26		400	434
7.25%, 3/15/15		230	250
9.38%, 4/1/29		40	54
9.63%, 2/8/11		249	285
			1,023
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru
8.38%, 5/3/16	(c)	330	393
8.75%, 11/21/33	(c)	630	832
9.88%, 2/6/15	(c)	230	294
			1,519
Philippines (11.5%)
Sovereign (11.5%)
Republic of Philippines
8.88%, 3/17/15	(c)	1,820	2,141
9.00%, 2/15/13	(c)	740	855
9.50%, 2/2/30	(c)	1,972	2,623
10.63%, 3/16/25	(c)	270	384
			6,003
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30		200	298
Russia (13.6%)
Corporate (5.6%)

Gaz Capital for Gazprom
6.21%, 11/22/16	(c)(e)	1,117	1,120
8.63%, 4/28/34		540	697
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.18%, 5/16/13	(e)	950	1,006
7.18%, 5/16/13	(c)	100	106
			2,929
Sovereign (8.0%)
Russian Federation
7.50%, 3/31/30	(e)(n)	65	74
Russian Federation (Registered)
5.00%, 3/31/30	(n)	683	777
11.00%, 7/24/18		706	1,021
12.75%, 6/24/28		1,250	2,275
			4,147
			7,076
Trinidad (0.7%)
Corporate (0.7%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36	(e)	382	371
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.38%, 4/25/12		210	229
Turkey (10.4%)
Sovereign (10.4%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 8/14/08		450	507
J.P. Morgan & Chase Co.,
Zero Coupon, 1/1/12 - 8/14/08		3,830	2,508
Republic of Turkey
7.00%, 9/26/16		950	971
11.00%, 1/14/13		420	516
11.88%, 1/15/30	(c)	580	895
			5,397
Ukraine (1.0%)
Sovereign (1.0%)
Republic of Ukraine
6.58%, 11/21/16	(c)	520	528
Venezuela (5.8%)
Sovereign (5.8%)
Republic of Venezuela
5.75%, 2/26/16		610	575
8.50%, 10/8/14		590	659
9.25%, 9/15/27		740	932
10.75%, 9/19/13		690	844
			3,010
Total Debt Instruments (Cost $47,056)			48,797

		No. of
		Warrants
Warrants (2.0%)
Argentina (1.3%)
Republic of Argentina, expiring 12/15/35	(b)	16,231,454	634
Republic of Argentina, expiring 12/15/35	(d)	298,228	41
			675
Mexico (0.1%)
United Mexican States, expiring 9/24/07		796	57
Nigeria (0.4%)
Central Bank of Nigeria, expiring 11/15/20		750	191

Venezuela (0.2%)
Republic of Venezuela Oil-Linked Payment
Obligation, expiring 4/15/20		2,700	99
Total Warrants (Cost $345)			1,022

		No. of
		Contracts
Put Options Purchased (0.2%)
Brazil (0.1%)
Brazil Real Put @ $2.25
expiring 1/31/08	(a)	2,551,000	54
Turkey (0.1%)
Turkish Lira Put @ $1.510
expiring 1/31/08	(a)	2,130,000	30
Total Put Options Purchased (Cost $176)			84
		Face
		Amount
		(000)
Short-Term Investments (22.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.6%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	228	228
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	163	163
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		79	79
Bancaja, 5.36%, 4/19/07	(h)	82	82
Bank of America Corp., 5.32%, 4/2/07	(h)	261	261
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	82	82
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	163	163
BNP Paribas plc, 5.33%, 5/21/07	(h)	163	163
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	326	326
CIC, New York,
5.30%, 4/3/07	(h)	163	163
5.34%, 4/2/07	(h)	114	114
CIT Group Holdings, 5.37%, 7/18/07	(h)	294	294
Credit Suisse First Boston, New York,
5.29%, 5/15/07		98	98
5.32%, 4/2/07	(h)	163	163
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		652	652
5.46%, 4/2/07		1,566	1,566
Dexia Bank, New York, 5.32%, 4/2/07	(h)	163	163
First Tennessee Bank, 5.33%, 4/17/07	(h)	82	82
Gemini Securitization Corp., 5.41%, 4/2/07		235	235
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	82	82
5.55%, 4/2/07	(h)	153	153
HSBC Finance Corp., 5.33%, 4/10/07	(h)	82	82
Mane Funding Corp., 5.29%, 4/10/07		117	117
Manufacturers & Traders, 5.30%, 4/16/07	(h)	98	98
Marshall & Ilsley Bank, 5.37%, 12/17/07		164	164
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	86	86
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	245	245
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	163	163
5.34%, 4/2/07	(h)	163	163
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	124	124
National City Bank Cleveland, 5.32%, 4/2/07	(h)	82	82
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	326	326
Nationwide Building Society, 5.43%, 6/28/07	(h)	189	189

Nordea Bank, New York, 5.31%, 4/2/07	(h)	245	245
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		96	96
Rheingold Securitization, 5.32%, 5/15/07		145	145
Sedna Finance, Inc., 5.32%, 5/15/07		42	42
Skandi, New York, 5.32%, 4/10/07	(h)	163	163
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	163	163
Tulip Funding Corp., 5.36%, 4/30/07		325	325
UBS Securities LLC, 5.40%, 4/2/07		1,603	1,603
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	179	179
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	114	114
			10,226
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $1,634	(f)	1,633	1,633
Total Short-Term Investments (Cost $11,859)			11,859
Total Investments + (118.6%) (Cost $59,435) —
including $9,949 of Securities Loaned			61,762
Liabilities in Excess of Other Assets (-18.6)%			(9,675)
Net Assets (100%)			$52,087

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $9,949,000. This was secured by collateral of $10,226,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value. At March 31, 2007, the Portfolio held fair valued securities, valued at $174,000, representing 0.3% of net assets.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
(n)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is ultimate maturity date.
BRL	Brazilian Real
MXN	Mexican Peso
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $59,435,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,327,000 of which $3,489,000 related to appreciated securities and $1,162,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Focus Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.2%)
Advertising Agencies (2.1%)
Monster Worldwide, Inc.	(a)	6,085	$288
Air Transport (2.5%)
Expeditors International Washington, Inc.		8,025	332
Casinos & Gambling (3.4%)
Wynn Resorts Ltd.		4,814	457
Communications Technology (4.3%)
America Movil S.A. de C.V., Class L ADR		11,348	542
Crown Castle International Corp.	(a)	1,203	39
			581
Computer Services Software & Systems (10.2%)
Google, Inc., Class A	(a)	1,916	878
Yahoo!, Inc.	(a)	16,117	504
			1,382
Computer Technology (2.7%)
Apple, Inc.	(a)	3,925	365
Energy — Miscellaneous (6.2%)
Ultra Petroleum Corp.	(a)	15,906	845
Financial — Miscellaneous (11.8%)
American Express Co.		10,308	581
Berkshire Hathaway, Inc., Class B	(a)	136	495
Moody’s Corp.		8,322	517
			1,593
Hotel/Motel (4.5%)
Marriott International, Inc., Class A		12,436	609
Materials & Processing (5.9%)
Monsanto Co.		14,553	800
Radio & TV Broadcasters (4.9%)
Grupo Televisa S.A. ADR		22,427	668
Real Estate Investment Trusts (REIT) (6.7%)
Brookfield Asset Management, Inc., Class A		17,369	908
Retail (24.5%)
Abercrombie & Fitch Co.		4,178	316
Amazon.Com, Inc.	(a)	12,020	479
Costco Wholesale Corp.		9,011	485
eBay, Inc.	(a)	25,677	851
McDonald’s Corp.		7,595	342
Sears Holdings Corp.	(a)	4,658	839
			3,312
Services: Commercial (2.9%)
Corporate Executive Board Co.		5,150	391
Shipping (3.1%)
C.H. Robinson Worldwide, Inc.		8,741	417
Steel (2.5%)
Nucor Corp.		5,227	340
Total Common Stocks (Cost $12,031)			13,288

			Face
			Amount
			(000)
Short-Term Investments (4.3%)
Repurchase Agreement (4.3%)
J.P. Morgan Securities, Inc. 5.28%,
dated 3/30/07, due 04/2/07
repurchase price $583 (Cost $583)	$	(f)	583	583
Total Investments+(102.5%) (Cost $12,614)				13,871
Liabilities in Excess of Other Assets (-2.5%)				(337)
Net Assets (100%)				$13,534

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipts
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $12,614,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,257,000 of which $2,085,000 related to appreciated securities and $828,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (96.5%)
Canada (1.1%)
Torstar Corp., Class B		89,037	$1,520
Finland (3.8%)
Kone Oyj, Class B		92,812	5,303
France (7.8%)
Groupe Danone		21,657	3,538
Pernod-Ricard S.A.		17,828	3,616
Sanofi-Aventis S.A.		44,516	3,871
			11,025
Japan (2.4%)
Kao Corp.		117,000	3,425
Netherlands (6.4%)
Reed Elsevier N.V.		183,670	3,249
Wolters Kluwer N.V. CVA		191,856	5,756
			9,005
Spain (4.0%)
Altadis S.A.		88,946	5,712
Sweden (3.5%)
Swedish Match AB		272,943	4,876
Switzerland (4.8%)
Nestle S.A. (Registered)		9,016	3,511
Novartis AG (Registered)		57,807	3,316
			6,827
United Kingdom (36.5%)
British American Tobacco plc		348,924	10,910
Cadbury Schweppes plc		735,800	9,441
Diageo plc		170,968	3,464
GlaxoSmithKline plc		155,339	4,270
Imperial Tobacco Group plc		140,156	6,275
Reckitt Benckiser plc		130,741	6,808
SMG plc		673,377	841
Unilever plc		146,675	4,419
WPP Group plc		335,295	5,080
			51,508
United States (26.2%)
Altria Group, Inc.		71,657	6,292
Brown-Forman Corp., Class B		36,420	2,388
Career Education Corp.	(a)	103,360	3,152
Fortune Brands, Inc.		45,160	3,559
Harley-Davidson, Inc.		52,059	3,058
Kellogg Co.		72,886	3,749
Kimberly-Clark Corp.		51,611	3,535
New York Times Co. (The), Class A		109,614	2,577
Pfizer, Inc.		211,198	5,335
Scotts Miracle-Gro Co. (The), Class A		76,806	3,382
Weight Watchers International, Inc.		793	37
			37,064
Total Common Stocks (Cost $95,653)			136,265
Preferred Stock (0.2%)
Germany (0.2%)
Henkel KGaA (Cost $278)		2,041	302

			Face
			Amount	Value
			(000)	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $5,539
(Cost $5,537)	$	(f)	5,537	5,537
Total Investments + (100.6%) (Cost $101,468)				142,104
Liabilities in Excess of Other Assets (-0.6%)				(834)
Net Assets (100%)				$141,270

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $101,468,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,636,000 of which $41,887,000 related to appreciated securities and $1,251,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
GBP	10,835	21,321	4/24/07	USD	21,387	$21,387	$66
USD	728	728	4/2/07	GBP	371	729	1
USD	329	329	7/3/07	GBP	168	331	2
		$22,378				$22,447	$69

GBP	— British Pound
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.0%)
Australia (8.5%)
Centro Properties Group		133,950	$944
CFS Retail Property Trust		700,800	1,259
DB RREEF Trust		1,108,500	1,547
GPT Group		593,900	2,374
Investa Property Group		127,400	251
Macquarie CountryWide Trust		449,600	753
Macquarie Goodman Group		413,800	2,340
Macquarie ProLogis Trust		835,000	848
Mirvac Group		254,600	1,079
Stockland Trust Group (New)		500,400	3,300
Westfield Group		615,950	10,251
Westfield Group (New)	(a)	14,465	238
			25,184
Austria (1.0%)
Conwert Immobilien Invest AG	(a)	16,853	371
Immoeast Immobilien Anlagen AG	(a)	42,936	642
IMMOFINANZ Immobilien Anlagen AG	(a)	115,395	1,850
			2,863
Bermuda (0.1%)
Mandarin Oriental International Ltd.		233,000	438
Canada (0.7%)
Legacy Hotels REIT		80,225	942
Sunrise Senior Living REIT		76,570	1,117
			2,059
Cayman Islands (0.1%)
Shui On Land Ltd.	(a)	295,000	244
China (0.4%)
China Overseas Land & Investment Ltd.		874,000	1,098
Finland (0.2%)
Sponda Oyj	(a)	32,078	555
France (2.6%)
Fonciere Des Regions		820	153
Gecina S.A.		5,105	949
Klepierre		5,426	1,050
Silic		3,646	656
Unibail		15,606	4,730
			7,538
Germany (0.1%)
IVG Immobilien AG		9,299	445
Hong Kong (9.2%)
Champion REIT	(a)	1,843,000	1,047
Hang Lung Properties Ltd.		628,000	1,756
Henderson Land Development Co., Ltd.		570,000	3,330
Hongkong Land Holdings Ltd.		1,149,000	5,354
Hysan Development Co., Ltd.		547,000	1,488
Kerry Properties Ltd.		99,000	509
New World Development Ltd.		1,589,000	3,604
Sino Land Co.		382,000	822
Sun Hung Kai Properties Ltd.		660,000	7,636
Swire Pacific Ltd., Class A		102,500	1,151
Wharf Holdings Ltd.		173,000	642
			27,339

Italy (0.8%)
Aedes S.p.A.		29,350	261
Beni Stabili S.p.A.		857,314	1,431
Risanamento S.p.A.		67,185	704
			2,396
Japan (14.9%)
AEON Mall Co., Ltd.		4,300	126
BLife Investment Corp. REIT		38	227
DAIBIRU Corp.		46,300	661
Goldcrest Co., Ltd.		10,220	562
Japan Hotel and Resort, Inc. REIT		128	760
KK DaVinci Advisors	(a)	314	336
Mitsubishi Estate Co., Ltd.		379,000	12,447
Mitsui Fudosan Co., Ltd.		345,000	10,130
Mori Trust Sogo, Inc. REIT		45	588
Nippon Building Fund, Inc. REIT		202	3,343
Nippon Commercial Investment Corp. REIT		104	571
Nomura Real Estate Holdings, Inc.		12,600	434
Nomura Real Estate Office Fund Inc., REIT		89	1,140
NTT Urban Development Corp.		965	2,260
Sumitomo Realty & Development Co., Ltd.		208,000	7,890
Tokyo Tatemono Co., Ltd.		85,000	1,283
Tokyu Land Corp.		140,000	1,596
			44,354
Netherlands (1.4%)
Corio N.V.		8,268	751
Eurocommercial Properties N.V.		18,431	1,084
Rodamco Europe N.V.		11,886	1,652
Wereldhave N.V.		5,118	788
			4,275
Singapore (5.0%)
Ascott Group Ltd. (The)		528,000	595
Cambridge Industrial Trust REIT		862,800	466
CapitaCommercial Trust REIT		616,000	1,129
CapitaLand Ltd.		528,000	2,784
CapitaMall Trust REIT		417,000	1,034
CapitaRetail China Trust REIT	(a)	286,100	588
CDL Hospitality Trusts REIT		188,000	247
K-REIT Asia REIT		134,000	283
Keppel Land Ltd.		147,000	921
Macquarie MEAG Prime REIT		1,658,000	1,311
Singapore Land Ltd.		49,000	342
Suntec REIT		721,000	941
United Industrial Corp., Ltd.		1,482,000	2,833
UOL Group Ltd.		70,000	235
Wheelock Properties (Singapore) Ltd.		586,000	1,251
			14,960
Sweden (0.9%)
Castellum AB		62,762	908
Fabege AB		7,098	178
Hufvudstaden AB, Class A		151,440	1,735
			2,821
Switzerland (0.6%)
Allreal Holding AG		1,463	187
PSP Swiss Property AG	(a)	24,272	1,478
			1,665
United Kingdom (11.6%)
British Land Co. plc		208,574	6,272
Brixton plc		156,868	1,570
Capital & Regional plc		42,067	1,275
Derwent Valley Holdings plc		28,378	1,212

Grainger Trust plc		53,057	673
Great Portland Estates plc		86,126	1,315
Hammerson plc		109,452	3,733
Imperial Tobacco Group plc		16,853	@—
Invista Foundation Property Trust		105,076	280
Land Securities Group plc		184,900	7,787
Liberty International plc		129,724	3,183
Minerva plc	(a)	168,359	1,265
Quintain Estates & Development plc		52,961	933
Shaftesbury plc		65,198	974
Slough Estates plc		180,353	2,782
Unite Group plc		129,768	1,325
			34,579
United States (39.9%)
Acadia Realty Trust REIT		13,172	343
AMB Property Corp. REIT		51,368	3,020
American Campus Communities, Inc.		6,547	198
Apartment Investment & Management Co., REIT		9,384	541
Archstone-Smith Trust REIT		85,932	4,664
Assisted Living Concepts, Inc.	(a)	16,210	191
AvalonBay Communities, Inc. REIT		37,341	4,854
Boston Properties, Inc. REIT		54,483	6,396
Brandywine Realty Trust REIT		84,317	2,817
BRE Properties, Inc. REIT		46,480	2,935
Brookfield Homes Corp.		6,022	193
Brookfield Properties Corp.		146,579	5,907
Camden Property Trust REIT		1,005	71
Cedar Shopping Centers, Inc. REIT		23,726	384
Cogdell Spencer, Inc. REIT		4,720	99
Colonial Properties Trust REIT		8,660	395
DCT Industrial Trust, Inc. REIT		1,710	20
Equity Residential REIT		179,341	8,650
Essex Property Trust, Inc. REIT		20,409	2,643
Federal Realty Investment Trust REIT		39,933	3,619
Forest City Enterprises, Inc., Class A		34,246	2,266
Gaylord Entertainment Co.	(a)	4,296	227
General Growth Properties, Inc. REIT		61,396	3,964
GMH Communities Trust REIT		3,190	32
Health Care Property Investors, Inc. REIT		22,643	816
Health Care, Inc. REIT		5,096	224
Hersha Hospitality Trust REIT		37,891	446
Highwoods Properties, Inc. REIT		19,097	754
Hilton Hotels Corp.		129,388	4,653
Host Marriott Corp. REIT		268,626	7,068
Kilroy Realty Corp. REIT		1,930	142
LaSalle Hotel Properties REIT		340	16
Liberty Property Trust REIT		42,830	2,087
Macerich Co. (The) REIT		41,995	3,879
Mack-Cali Realty Corp. REIT		58,154	2,770
Maguire Properties, Inc. REIT		2,580	92
Manor Care, Inc.		2,570	140
Manufactured Home Communities, Inc. REIT	(a)	17,085	923
Mid-America Apartment Communities, Inc. REIT		11,055	622
Morgans Hotel Group Co.	(a)	26,963	566
Parkway Properties, Inc. REIT		1,162	61
Plum Creek Timber Co Inc., REIT		25,560	1,008
Post Properties, Inc. REIT		36,879	1,686
ProLogis REIT		27,816	1,806
Public Storage, Inc. REIT		35,259	3,338
Ramco-Gershenson Properties REIT		1,480	53
Regency Centers Corp. REIT		39,541	3,304

Republic Property Trust REIT		11,726	135
Senior Housing Properties Trust REIT		44,806	1,071
Simon Property Group, Inc. REIT		97,795	10,880
SL Green Realty Corp. REIT		7,116	976
Sovran Self Storage, Inc. REIT		1,530	85
Starwood Hotels & Resorts Worldwide, Inc.		110,726	7,181
Strategic Hotels & Resorts, Inc. REIT		71,765	1,641
Sunstone Hotel Investors, Inc. REIT		10,660	291
Taubman Centers, Inc. REIT		18,635	1,081
Tenet Healthcare Corp.	(a)	70,139	451
Universal Health Reality Income Trust REIT		4,887	175
Vornado Realty Trust REIT		32,790	3,913
			118,763
Total Common Stocks (Cost $253,448)			291,576
		Shares
Investment Company (0.3%)
Luxembourg (0.3%)
ProLogis European Properties (Cost $845)		44,785	930
Rights (0.0%)
Sweden (0.0%)
Fabege AB, expiring 4/27/07	(a)	7,098	6
		Face
		Amount
		(000)
Short-Term Investment (1.6%)
Repurchase Agreement (1.6%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $4,794 (Cost $4,792)	$ (f)	4,792	4,792
Total Investments + (99.9%) (Cost $259,085)			297,304
Other Assets in Excess of Liabilities (0.1%)			231
Net Assets (100%)			$297,535

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $259,085,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $38,219,000 of which $39,440,000 related to appreciated securities and $1,221,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
SGD	15	$10	4/2/07	USD	10	$10	$ @—
SGD	2	1	4/3/07	USD	1	1	@—
USD	148	148	4/2/07	EUR	111	148	@—
		$159				$159	$ @—

EUR	— Euro
SGD	— Singapore Dollar
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (74.6%)
Australia (1.5%)
Boral Ltd.	(c)	70,693	$471
Foster’s Group Ltd.	(c)	93,437	518
Goodman Fielder Ltd.		394,617	779
			1,768
Bermuda (4.1%)
Ingersoll Rand Co., Ltd. Class A		38,754	1,681
Tyco International Ltd.		58,847	1,857
XL Capital Ltd., Class A	(c)	17,756	1,242
			4,780
France (5.6%)
BNP Paribas S.A.	(c)	22,358	2,335
France Telecom S.A.	(c)	18,061	477
Lafarge S.A.	(c)	8,939	1,406
Sanofi-Aventis S.A.	(c)	12,146	1,056
Total S.A.	(c)	18,711	1,311
			6,585
Germany (2.2%)
BASF AG		5,213	587
Bayerische Motoren Werke AG		16,293	961
DaimlerChrysler AG		12,700	1,042
			2,590
Ireland (2.1%)
Bank of Ireland		64,266	1,386
Kerry Group plc, Class A		41,855	1,163
			2,549
Italy (1.4%)
ENI S.p.A.		49,662	1,616
Japan (6.2%)
Astellas Pharma, Inc.		19,900	858
Canon, Inc.		21,300	1,144
Kao Corp.		29,000	849
Mitsui Sumitomo Insurance Co., Ltd.		34,000	427
Nissan Motor Co., Ltd.	(c)	63,200	677
Sankyo Co.		20,700	910
Sumitomo Electric Industries Ltd.		66,800	1,016
Takeda Pharmaceutical Co., Ltd.		21,400	1,404
			7,285
Netherlands (3.0%)
Chicago Bridge & Iron Co. N.V. (NY Shares)		31,158	958
Koninklijke Philips Electronics N.V.	(c)	11,060	422
Unilever N.V. CVA		48,101	1,401
Wolters Kluwer N.V. CVA		24,580	738
			3,519
Singapore (0.6%)
ComfortDelgro Corp., Ltd.		582,000	763
South Korea (0.5%)
SK Telecom Co., Ltd. ADR	(c)	27,757	650
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria S.A.		40,062	984
Telefonica S.A.		45,049	993
			1,977
Switzerland (2.0%)

Novartis AG (Registered)		6,550	376
Syngenta AG (Registered)	(a)	4,619	884
UBS AG (Registered)		18,026	1,071
			2,331
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd. ADR		30,324	604
United Kingdom (16.4%)
Barclays plc		91,887	1,304
Cadbury Schweppes plc		168,624	2,163
Diageo plc		45,074	913
GlaxoSmithKline plc		77,663	2,135
Imperial Tobacco Group plc		45,059	2,017
Old Mutual plc		323,261	1,044
Reed Elsevier plc		90,487	1,082
Rolls-Royce Group plc		153,746	1,495
Rolls Royce Group, B Shares	(a)	13,025,124	26
Royal Bank of Scotland Group plc		47,114	1,839
Royal Dutch Shell plc ADR		25,696	1,704
Vodafone Group plc		304,204	811
WM Morrison Supermarkets plc		227,093	1,380
WPP Group plc		96,037	1,455
			19,368
United States (26.8%)
Alcoa, Inc.		19,430	659
Altria Group, Inc.		27,293	2,397
American Electric Power Co., Inc.	(c)	10,949	534
American International Group, Inc.		6,358	427
AT&T, Inc.		14,683	579
BJ’s Wholesale Club, Inc.	(a)	21,569	730
Boeing Co. (The)		5,549	493
Chevron Corp.		20,852	1,542
Citigroup, Inc.		33,080	1,698
Dominion Resources, Inc.		10,890	967
EMC Corp.	(a)(c)	91,304	1,265
First Data Corp.		34,782	936
Freddie Mac		22,863	1,360
Hewlett-Packard Co.		22,062	886
International Business Machines Corp.	(c)	20,759	1,957
Marsh & McLennan Cos., Inc.		44,778	1,311
McAfee, Inc.	(a)(c)	24,997	727
Mellon Financial Corp.	(c)	30,354	1,309
Merrill Lynch & Co., Inc.		14,478	1,182
Northrop Grumman Corp.	(c)	5,985	444
Peabody Energy Corp.	(c)	22,136	891
Pentair, Inc.		15,163	472
Pfizer, Inc.		49,682	1,255
Schering-Plough Corp.	(c)	80,050	2,042
Travelers Cos Inc./The		17,246	893
UnitedHealth Group, Inc.		24,850	1,316
Verizon Communications, Inc.		21,415	812
Viacom, Inc., Class B	(a)	9,804	403
Weyerhaeuser Co.		6,398	478
Wyeth		34,361	1,719
			31,684
Total Common Stocks (Cost $63,987)			88,069
		Face
		Amount	Value
		(000)	(000)
Short-Term Investments (6.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.7%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	150	150

Alliance & Leicester plc, 5.33%, 4/10/07	(h)	107	107
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		52	52
Bancaja, 5.36%, 4/19/07	(h)	54	54
Bank of America Corp., 5.32%, 4/2/07	(h)	171	171
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	54	54
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	107	107
BNP Paribas plc, 5.33%, 5/21/07	(h)	107	107
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	214	214
CIC, New York,
5.30%, 4/3/07	(h)	75	75
5.34%, 4/2/07	(h)	107	107
CIT Group Holdings, 5.37%, 7/18/07	(h)	193	193
Credit Suisse First Boston, New York,
5.29%, 5/15/07		64	64
5.32%, 4/2/07	(h)	107	107
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		428	428
5.46%, 4/2/07		1,028	1,028
Dexia Bank, New York, 5.32%, 4/2/07	(h)	107	107
First Tennessee Bank, 5.33%, 4/17/07	(h)	54	54
Gemini Securitization Corp., 5.41%, 4/2/07		154	154
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	54	54
5.55%, 4/2/07	(h)	101	101
HSBC Finance Corp., 5.33%, 4/10/07	(h)	54	54
Mane Funding Corp., 5.29%, 4/10/07		77	77
Manufacturers & Traders, 5.30%, 4/16/07	(h)	64	64
Marshall & Ilsley Bank, 5.37%, 12/17/07		107	107
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	56	56
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	161	161
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	107	107
5.34%, 4/2/07	(h)	107	107
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	81	81
National City Bank Cleveland, 5.32%, 4/2/07	(h)	54	54
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	214	214
Nationwide Building Society, 5.43%, 6/28/07	(h)	124	124
Nordea Bank, New York, 5.31%, 4/2/07	(h)	161	161
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		63	63
Rheingold Securitization, 5.32%, 5/15/07		95	95
Sedna Finance, Inc., 5.32%, 5/15/07		27	27
Skandi, New York, 5.32%, 4/10/07	(h)	107	107
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	107	107
Tulip Funding Corp., 5.36%, 4/30/07		213	213
UBS Securities LLC, 5.40%, 4/2/07		1,052	1,052
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	118	118
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	75	75
			6,712
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $881 (Cost $881)	(f)	881	881
Total Short-Term Investments (Cost $7,593)			7,593
Total Investments + (81.1%) (Cost $71,580) —
including $6,422 of Securities Loaned			95,662
Other Assets in Excess of Liabilities (18.9%)			22,343
Net Assets (100%)			$118,005

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $6,422,000. This was secured by collateral of $6,712,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
CVA	Certificaten Van Aandelen
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $71,580,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $24,082,000 of which $24,217,000 related to appreciated securities and $135,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	760	$615	4/2/07	USD	614	$614	$(1)
CHF	977	804	4/2/07	USD	804	804	@—
EUR	3,992	5,332	4/2/07	USD	5,328	5,328	(4)
GBP	3,136	6,172	4/2/07	USD	6,163	6,163	(9)
GBP	3,250	6,394	6/14/07	USD	6,303	6,303	(91)
HKD	299	38	4/2/07	USD	38	38	@—
JPY	302,738	2,569	4/2/07	USD	2,578	2,578	9
SGD	387	255	4/2/07	USD	255	255	@—
		$22,179				$22,083	$(96)

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar
@	— Face Amount/Value is Less than $500.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (96.8%)
Australia (1.7%)
Foster’s Group Ltd.	(c)	16,969,955	$94,053
Orica Ltd.	(c)	1,370,287	28,106
			122,159
Austria (1.0%)
Telekom Austria AG		2,856,464	71,394
Belgium (2.2%)
Fortis	(c)	2,064,136	94,247
KBC Groep N.V.		544,154	67,683
			161,930
Canada (0.5%)
EnCana Corp.	(c)	689,706	34,889
France (7.9%)
BNP Paribas S.A.		839,966	87,734
France Telecom S.A.	(c)	1,594,915	42,121
Lafarge S.A.		352,398	55,403
Legrand Promesses	(c)	1,683,031	55,645
Renault S.A.	(c)	659,584	77,141
Sanofi-Aventis S.A.	(c)	810,898	70,519
Total S.A.	(c)	2,657,230	186,180
			574,743
Germany (5.9%)
Adidas AG		102,677	5,614
Bayer AG	(c)	1,786,244	114,154
Bayerische Motoren Werke AG		1,368,294	80,735
Porsche AG (Non-Voting Shares)		81,102	123,912
RWE AG		1,030,448	109,007
			433,422
Greece (1.4%)
OPAP S.A.		2,621,720	100,584
Ireland (0.8%)
CRH plc (Dublin Shares)		1,364,433	58,326
Italy (1.4%)
ENI S.p.A.		3,264,281	106,224
Japan (22.5%)
Asatsu-DK, Inc.	(c)	802,585	25,336
Astellas Pharma, Inc.	(c)	1,816,200	78,295
Canon, Inc.		1,899,900	102,057
Central Japan Railway Co.	(c)	10,387	118,114
Dai Nippon Printing Co., Ltd.	(c)	5,842,000	91,913
JSR Corp.	(c)	1,494,000	34,485
Kansai Electric Power Co., Inc. (The)	(c)	1,436,100	41,313
Kao Corp.	(c)	5,079,000	148,698
Keyence Corp.	(c)	238,100	53,726
Mitsubishi Electric Corp.		11,021,000	113,540
Mitsui Sumitomo Insurance Co., Ltd.		9,080,000	113,962
Nitto Denko Corp.	(c)	1,481,700	69,533
NTT DoCoMo, Inc.	(c)	40,254	74,469
Omron Corp.		1,553,600	41,793
Oriental Land Co., Ltd.	(c)	1,321,600	78,619
Osaka Gas Co., Ltd.		9,539,000	36,994
Sega Sammy Holdings, Inc.	(c)	1,600,600	37,353
Shinsei Bank Ltd.	(c)	16,006,000	76,743

Sumitomo Mitsui Financial Group, Inc.	(c)	11,964	108,634
T&D Holdings, Inc.		1,530,350	105,582
Taiyo Nippon Sanso Corp.	(c)	4,269,000	38,546
Takefuji Corp.	(c)	296,850	11,915
Teijin Ltd.	(c)	6,373,000	35,964
			1,637,584
Netherlands (7.8%)
ABN AMRO Holding N.V.		2,028,119	87,292
Akzo Nobel N.V.	(c)	984,529	74,768
CSM N.V. CVA		1,340,743	47,820
ING Groep N.V. CVA	(c)	1,668,619	70,549
Mittal Steel Co N.V.	(c)	1,535,459	81,574
Unilever N.V. CVA	(c)	7,132,133	207,699
			569,702
Norway (0.6%)
Norsk Hydro ASA	(c)	791,346	26,233
Statoil ASA	(c)	746,059	20,314
			46,547
Singapore (0.9%)
United Overseas Bank Ltd.	(c)	4,644,000	64,281
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria S.A.	(c)	2,160,156	53,038
Telefonica S.A.	(c)	3,131,602	69,025
			122,063
Sweden (2.3%)
SKF AB, Class B	(c)	1,865,310	38,800
Telefonaktiebolaget LM Ericsson, Class B	(c)	35,200,888	129,556
			168,356
Switzerland (7.8%)
Holcim Ltd. (Registered)		1,973,871	197,687
Nestle S.A. (Registered)		564,333	219,784
Novartis AG (Registered)	(c)	2,014,863	115,571
UBS AG (Registered)		572,970	34,044
			567,086
United Kingdom (30.4%)
AstraZeneca plc		1,527,784	82,196
BHP Billiton plc		4,452,583	99,274
BP plc		8,729,651	94,826
British American Tobacco plc		6,257,218	195,658
Cadbury Schweppes plc		20,089,167	257,752
Drax Group plc		5,475,480	84,799
GlaxoSmithKline plc		2,478,885	68,147
Hanson plc		1,741,517	28,016
Hays plc		41,195,288	127,071
HSBC Holdings plc		3,853,137	67,445
Imperial Tobacco Group plc		5,984,524	267,918
Intercontinental Hotels Group plc		4,002,065	98,916
Johnston Press plc		3,425,959	31,366
Ladbrokes plc		6,609,362	52,350
National Grid plc		5,082,931	79,769
Reckitt Benckiser plc		2,941,817	153,178
Reed Elsevier plc		6,103,788	72,969
Royal Bank of Scotland Group plc	(c)	2,255,580	88,063
Royal Dutch Shell plc, Class A		2,469,638	82,147
Scottish & Southern Energy plc		1,193,276	36,185
Smiths Group plc		4,080,767	82,552
Vodafone Group plc		26,358,765	70,284
			2,220,881
Total Common Stocks (Cost $5,319,506)			7,060,171

		Face
		Amount
		(000)
Short-Term Investments (21.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.9%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	30,835	30,835
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	22,023	22,023
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		10,722	10,722
Bancaja, 5.36%, 4/19/07	(h)	11,012	11,012
Bank of America Corp., 5.32%, 4/2/07	(h)	35,238	35,238
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	11,012	11,012
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	22,023	22,023
BNP Paribas plc, 5.33%, 5/21/07	(h)	22,023	22,023
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	44,048	44,048
CIC, New York,
5.30%, 4/3/07	(h)	15,416	15,416
5.34%, 4/2/07	(h)	22,023	22,023
CIT Group Holdings, 5.37%, 7/18/07	(h)	39,643	39,643
Credit Suisse First Boston, New York,
5.29%, 5/15/07		13,214	13,214
5.32%, 4/2/07	(h)	22,023	22,023
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		88,095	88,095
5.46%, 4/2/07		211,428	211,428
Dexia Bank, New York, 5.32%, 4/2/07	(h)	22,022	22,022
First Tennessee Bank, 5.33%, 4/17/07	(h)	11,012	11,012
Gemini Securitization Corp., 5.41%, 4/2/07		31,675	31,675
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	11,012	11,012
5.55%, 4/2/07	(h)	20,702	20,702
HSBC Finance Corp., 5.33%, 4/10/07	(h)	11,012	11,012
Mane Funding Corp., 5.29%, 4/10/07		15,776	15,776
Manufacturers & Traders, 5.30%, 4/16/07	(h)	13,214	13,214
Marshall & Ilsley Bank, 5.37%, 12/17/07		22,086	22,086
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	11,573	11,573
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	33,036	33,036
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	22,024	22,024
5.34%, 4/2/07	(h)	22,024	22,024
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	16,738	16,738
National City Bank Cleveland, 5.32%, 4/2/07	(h)	11,011	11,011
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	44,048	44,048
Nationwide Building Society, 5.43%, 6/28/07	(h)	25,548	25,548
Nordea Bank, New York, 5.31%, 4/2/07	(h)	33,035	33,035
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		13,039	13,039
Rheingold Securitization, 5.32%, 5/15/07		19,564	19,564
Sedna Finance, Inc., 5.32%, 5/15/07		5,652	5,652
Skandi, New York, 5.32%, 4/10/07	(h)	22,024	22,024
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	22,024	22,024
Tulip Funding Corp., 5.36%, 4/30/07		43,845	43,845
UBS Securities LLC, 5.40%, 4/2/07		216,444	216,444
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	24,228	24,228
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	15,417	15,417
			1,380,563

Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $156,521	(f)	156,452	156,452
Total Short-Term Investments (Cost $1,537,015)			1,537,015
Total Investments + (117.9%) (Cost $6,856,521) —
including $1,311,673 of Securities Loaned			8,597,186
Liabilities in Excess of Other Assets (-17.9%)			(1,305,424)
Net Assets (100%)			$7,291,762

(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $1,311,673,000. This was secured by collateral of $1,380,563,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in t h e repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
CVA	Certificaten Van Aandelen
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $6,856,521,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,740,665,000 of which $1,846,953,000 related to appreciated securities and $106,288,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,264	$1,023	4/2/07	USD	1,023	$1,023	$ @—
CHF	23,842	19,620	4/2/07	USD	19,626	19,625	5
CHF	4,610	3,794	4/3/07	USD	3,778	3,778	(16)
EUR	6,894	9,209	4/2/07	USD	9,201	9,201	(8)
EUR	20	27	4/2/07	USD	27	27	@—
GBP	102	200	4/2/07	USD	200	200	@—
JPY	1,629,699	13,830	4/2/07	USD	13,876	13,876	46
NOK	2,424	399	4/2/07	USD	399	399	@—
SGD	839	553	4/2/07	USD	553	553	@—
USD	2,787	2,787	4/3/07	EUR	2,093	2,796	9
		$51,442				$51,478	$36

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SGD	— Singapore Dollar
USD	— United States Dollar
@	— Face Amount/Value is less than $500

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.0%)
Australia (1.8%)
BHP Billiton Ltd.		5,640	$136
Austria (4.6%)
Andritz AG		472	119
Erste Bank der Oesterreichischen Sparkassen AG		1,902	148
Telekom Austria AG		3,086	77
			344
Canada (1.5%)
EnCana Corp.		2,175	110
China (4.1%)
China Resources Power Holdings Co.		70,000	107
CNOOC Ltd.		108,700	95
Parkson Retail Group Ltd.		16,000	105
			307
Finland (3.8%)
Fortum Oyj		3,347	98
Kone Oyj, Class B		1,865	107
Neste Oil Oyj		2,417	83
			288
France (10.6%)
AXA S.A.		3,449	146
BNP Paribas S.A.		1,033	108
Cie Generale d’Optique Essilor International S.A.		1,064	122
LVMH Moet Hennessy Louis Vuitton S.A.		771	86
Schneider Electric S.A.		779	99
Total S.A.		2,275	159
Vallourec		320	82
			802
Germany (7.0%)
Celesio AG		1,611	101
Continental AG		1,241	160
Deutsche Bank AG (Registered)		806	109
E. ON AG		1,016	138
SAP AG		438	20
			528
Greece (3.2%)
Coca-Cola Hellenic Bottling Co. S.A.		2,592	109
National Bank of Greece S.A.		2,510	133
			242
Hong Kong (1.7%)
Esprit Holdings Ltd.		11,000	129
India (2.5%)
Bharti Airtel Ltd.	(a)(d)	5,400	95
ICICI Bank Ltd. ADR		2,500	92
			187
Ireland (4.9%)
Allied Irish Banks plc		3,509	104
Anglo Irish Bank Corp. plc		7,855	168
CRH plc (Dublin Shares)		2,264	97
			369
Israel (1.2%)
Teva Pharmaceutical Industries Ltd. ADR		2,400	90
Japan (16.9%)

Canon, Inc.		2,000	107
Casio Computer Co., Ltd.		4,000	88
Credit Saison Co., Ltd.		1,900	63
Daiwa Securities Group, Inc.		7,000	84
Hoya Corp.		2,300	76
Kobe Steel Ltd.		22,000	89
Kubota Corp.		9,000	79
Nippon Electric Glass Co., Ltd.		4,500	79
ORIX Corp.		300	78
Sharp Corp.		5,000	96
Shin-Etsu Chemical Co., Ltd.		1,200	73
Sumitomo Realty & Development Co., Ltd.		3,000	114
Terumo Corp.		2,200	86
Toray Industries, Inc.		11,000	79
Toyota Motor Corp.		1,400	90
			1,281
Mexico (2.7%)
America Movil S.A. de C.V., Class L ADR		1,900	91
Wal-Mart de Mexico S.A. de C.V. ADR		2,679	114
			205
Netherlands (4.0%)
ING Groep N.V. CVA		3,283	139
Reed Elsevier N.V.		4,333	77
Royal Numico N.V.		1,752	90
			306
Norway (2.9%)
Telenor ASA		6,614	118
TGS Nopec Geophysical Co. ASA	(a)	4,431	102
			220
Singapore (3.0%)
DBS Group Holdings Ltd.		6,000	85
Keppel Corp., Ltd.		11,500	144
			229
Spain (1.5%)
Banco Popular Espanol S.A.		5,522	114
Sweden (2.4%)
Getinge AB, Class B		4,732	108
Telefonaktiebolaget LM Ericsson, Class B		20,140	74
			182
Switzerland (7.2%)
ABB Ltd. (Registered)		6,885	118
EFG International (Registered)	(a)	1,071	47
Nestle S.A. (Registered)		302	118
Novartis AG (Registered)		1,331	76
Roche Holding AG (Genusschein)		453	80
SGS S.A. (Registered)		88	105
			544
Turkey (1.0%)
Akbank TAS ADR		5,704	76
United Kingdom (9.5%)
Barclays plc		7,710	109
Capita Group plc		8,197	110
Prudential plc		6,870	97
Reckitt Benckiser plc		1,840	96
Royal Bank of Scotland Group plc		2,699	105
SABMiller plc		4,294	94
Tesco plc		12,407	109
			720
Total Common Stocks (Cost $5,874)			7,409

			Face
			Amount
			(000)
Short-Term Investment (0.4%)
Repurchase Agreement (0.4%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $31 (Cost $31)	$	(f)	31	31
Total Investments + (98.4%) (Cost $5,905)				7,440
Other Assets in Excess of Liabilities (1.6%)				118
Net Assets (100%)				$7,558
(a)				Non-income producing security.
(d)				Security was valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at $95,000 representing 1.0% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in h t e repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR				American Depository Receipts
CVA				Certificaten Van Aandelen
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $5,905,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,535,000 of which $1,607,000 related to appreciated securities and $72,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Magnum Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.4%)
Australia (3.7%)
Australia & New Zealand Banking Group Ltd.	(c)	16,008	$385
BHP Billiton Ltd.	(c)	79,270	1,917
QBE Insurance Group Ltd.		15,350	392
Rio Tinto Ltd.	(c)	10,500	669
Tattersall’s Ltd.		97,200	405
Wesfarmers Ltd.		12,950	395
Westpac Banking Corp.		17,900	382
			4,545
Austria (2.8%)
Andritz AG		4,401	1,104
Erste Bank der Oesterreichischen Sparkassen AG		17,629	1,373
Telekom Austria AG		41,046	1,026
			3,503
Belgium (0.3%)
Umicore		2,415	429
Finland (2.0%)
Fortum Oyj	(c)	25,630	747
Kone Oyj, Class B	(c)	17,400	994
Neste Oil Oyj	(c)	20,300	700
			2,441
France (10.1%)
AXA S.A.		27,970	1,186
BNP Paribas S.A.		17,792	1,858
Cie Generale d’Optique Essilor International S.A.		8,018	921
Electricite De France		7,721	647
France Telecom S.A.		30,239	799
Gaz de France	(c)	12,985	603
Lafarge S.A.		5,405	850
LVMH Moet Hennessy Louis Vuitton S.A.	(c)	6,721	746
Renault S.A.	(c)	3,074	359
Sanofi-Aventis S.A.	(c)	9,263	806
Schneider Electric S.A.		12,039	1,528
Total S.A.		20,683	1,449
Vallourec		2,707	693
			12,445
Germany (8.6%)
Allianz AG (Registered)		4,823	990
Bayerische Motoren Werke AG		9,874	583
Celesio AG		15,356	965
Commerzbank AG		18,659	826
Continental AG		11,355	1,468
Deutsche Bank AG (Registered)		7,014	945
E. ON AG		9,306	1,265
Fresenius Medical Care AG		1,849	269
MAN AG		8,040	935
Muenchener Rueckversicherungs AG (Registered)		4,792	810
SAP AG		14,436	644
Siemens AG (Registered)		8,673	927
			10,627
Greece (2.8%)
Coca-Cola Hellenic Bottling Co. S.A.		23,112	972

EFG Eurobank Ergasias S.A.		13,562	554
National Bank of Greece S.A.		35,686	1,893
			3,419
Hong Kong (4.4%)
Cheung Kong Holdings Ltd.		26,000	329
China Resources Power Holdings Co.		594,000	911
CNOOC Ltd.		903,000	792
Esprit Holdings Ltd.		109,300	1,282
Great Eagle Holdings Ltd.		94,000	319
Hang Seng Bank Ltd.		22,000	313
MTR Corp.		123,500	309
New World Development Ltd.		132,000	299
Parkson Retail Group Ltd.		137,900	900
			5,454
India (1.3%)
Bharti Airtel Ltd.	(a)(d)	48,700	862
ICICI Bank Ltd. ADR		21,500	790
			1,652
Ireland (2.4%)
Allied Irish Banks plc		27,176	806
Anglo Irish Bank Corp. plc		61,618	1,317
CRH plc (Dublin Shares)		19,747	844
			2,967
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR		21,000	786
Italy (1.4%)
ENI S.p.A.		25,642	834
UniCredito Italiano S.p.A.		90,526	862
			1,696
Japan (22.1%)
Amada Co., Ltd.		19,000	217
Astellas Pharma, Inc.	(c)	7,400	319
Canon, Inc.		28,200	1,515
Casio Computer Co., Ltd.	(c)	49,100	1,075
Credit Saison Co., Ltd.		16,600	547
Dai Nippon Printing Co., Ltd.	(c)	15,000	236
Daicel Chemical Industries Ltd.		31,000	212
Daifuku Co., Ltd.		15,000	217
Daiichi Sankyo Co., Ltd.		11,000	337
Daikin Industries Ltd.	(c)	9,400	327
Daiwa Securities Group, Inc.		64,000	773
Denki Kagaku Kogyo K.K.		50,000	234
East Japan Railway Co.		31	241
FamilyMart Co., Ltd.	(c)	7,400	206
Fuji Machine Manufacturing Co., Ltd.	(c)	3,600	58
Fujifilm Holdings Corp.		7,900	323
Fujitec Co., Ltd.		12,000	82
Fujitsu Ltd.		50,000	333
Furukawa Electric Co., Ltd.	(c)	38,000	232
Hitachi Capital Corp.	(c)	10,100	202
Hitachi High-Technologies Corp.		3,900	107
Hitachi Ltd.	(c)	45,000	349
House Foods Corp.		5,100	87
Hoya Corp.	(c)	19,500	647
Kaneka Corp.		24,000	229
Kobe Steel Ltd.	(c)	206,000	830
Kubota Corp.	(c)	81,000	710
Kurita Water Industries Ltd.	(c)	11,600	281
Kyocera Corp.	(c)	3,400	321
Kyudenko Corp.		8,000	50

Lintec Corp.	(c)	5,500	109
Maeda Road Construction Co., Ltd.		6,000	47
Matsushita Electric Industrial Co., Ltd.	(c)	21,000	423
Minebea Co., Ltd.	(c)	27,000	167
Mitsubishi Chemical Corp.		32,000	272
Mitsubishi Corp.		18,800	436
Mitsubishi Heavy Industries Ltd.	(c)	70,000	453
Mitsui Mining & Smelting Co., Ltd.	(c)	22,000	121
Mitsumi Electric Co., Ltd.		10,000	331
Nagase & Co., Ltd.	(c)	8,000	101
NEC Corp.		55,000	295
Nifco, Inc.	(c)	7,100	184
Nintendo Co., Ltd.	(c)	2,100	610
Nippon Electric Glass Co., Ltd.	(c)	31,500	552
Nippon Meat Packers, Inc.	(c)	11,000	134
Nippon Sheet Glass Co., Ltd.		20,000	105
Nippon Steel Corp.	(c)	23,000	162
Nippon Telegraph & Telephone Corp.		34	180
Nissan Motor Co., Ltd.	(c)	38,400	412
Nissha Printing Co., Ltd.	(c)	2,000	53
Nisshinbo Industries, Inc.	(c)	11,000	138
Obayashi Corp.		30,000	193
Ono Pharmaceutical Co., Ltd.		4,300	241
ORIX Corp.		2,550	664
Ricoh Co., Ltd.		19,000	428
Rinnai Corp.	(c)	3,100	83
Rohm Co., Ltd.	(c)	2,400	218
Ryosan Co., Ltd.	(c)	4,900	126
Sanki Engineering Co., Ltd.		6,000	39
Sanwa Shutter Corp.		19,000	118
Sekisui Chemical Co., Ltd.		26,000	207
Sekisui House Ltd.	(c)	15,000	233
Sharp Corp.	(c)	42,000	809
Shin-Etsu Chemical Co., Ltd.		10,600	647
Shin-Etsu Polymer Co., Ltd.	(c)	10,800	132
Sony Corp.	(c)	6,200	315
Sumitomo Realty & Development Co., Ltd.		32,000	1,214
Suzuki Motor Corp.	(c)	11,800	306
TDK Corp.	(c)	3,400	295
Teijin Ltd.	(c)	40,000	226
Terumo Corp.	(c)	18,500	721
Toho Co., Ltd.		4,100	80
Tokyo Electric Power Co., Inc. (The)		3,500	120
Toray Industries, Inc.	(c)	98,000	709
Toshiba Corp.	(c)	66,000	441
Toyo Ink Manufacturing Co., Ltd.		17,000	63
Toyoda Gosei Co., Ltd.	(c)	3,000	71
Toyota Motor Corp.		20,900	1,339
Tsubakimoto Chain Co.		26,000	163
Yamaha Corp.		12,900	288
Yamaha Motor Co., Ltd.		9,900	277
			27,348
Mexico (0.7%)
America Movil S.A. de C.V., Class L ADR		17,635	843
Netherlands (3.9%)
IN Groep N.V. CVA		27,061	1,144
Royal Dutch Shell plc, Class A		46,456	1,546
Royal Numico N.V.	(c)	14,136	729
TNT N.V.		13,642	626
Wolters Kluwer N.V. CVA		25,134	754
			4,799

Norway (2.1%)
Telenor ASA	(c)	81,530	1,449
TGS Nopec Geophysical Co. ASA	(a)	52,239	1,207
			2,656
Singapore (2.6%)
CapitaCommercial Trust REIT		42,040	77
CapitaLand Ltd.	(c)	97,000	511
City Developments Ltd.		35,000	337
DBS Group Holdings Ltd.		48,000	677
Keppel Corp., Ltd.		96,000	1,202
Oversea-Chinese Banking Corp., Ltd.		35,000	208
SembCorp Industries Ltd.		65,680	221
			3,233
Spain (2.9%)
Altadis S.A.		11,741	754
Banco Bilbao Vizcaya Argentaria S.A.		37,703	926
Banco Popular Espanol S.A.	(c)	49,625	1,024
Telefonica S.A.		38,894	857
			3,561
Sweden (2.3%)
Getinge AB, Class B	(c)	34,563	787
Sandvik AB		38,698	687
Telefonaktiebolaget LM Ericsson, Class B		381,072	1,403
			2,877
Switzerland (8.6%)
ABB Ltd. (Registered)	(c)	63,500	1,087
Compagnie Financiere Richemont AG, Class A		14,512	812
EFG International (Registered)	(a)	8,880	387
Nestle S.A. (Registered)		5,450	2,123
Nobel Biocare Holding AG		1,370	499
Novartis AG (Registered)		29,502	1,692
Roche Holding AG (Genusschein)	(c)	9,838	1,741
SGS S.A. (Registered)	(c)	702	838
UBS AG (Registered)		12,426	738
Zurich Financial Services AG (Registered)	(c)	2,374	685
			10,602
Turkey (0.5%)
Akbank TAS ADR		50,396	676
United Kingdom (12.3%)
Anglo American plc		15,262	804
Aviva plc		24,295	358
BAE Systems plc		80,478	728
Barclays plc		116,996	1,660
Capita Group plc		65,917	885
GlaxoSmithKline plc		36,087	992
HSBC Holdings plc		73,011	1,278
Imperial Tobacco Group plc		14,054	629
Man Group plc		41,005	448
Prudential plc		58,903	832
Reckitt Benckiser plc		18,623	970
Reed Elsevier plc		90,137	1,078
Rolls-Royce Group plc	(a)	58,505	569
Rolls-Royce Group plc, B Shares		3,463,496	7
Royal Bank of Scotland Group plc		24,251	947
SABMiller plc		34,475	756
Tesco plc		201,669	1,763
WM Morrison Supermarkets plc		88,086	535
			15,239
Total Common Stocks (Cost $97,648)			121,798

Preferred Stock (0.1%)
Germany (0.1%)
Fresenius AG (Cost $98)		1,232	98
		Face
		Amount
		(000)
Short-Term Investments (19.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.6%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	541	541
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	386	386
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		188	188
Bancaja, 5.36%, 4/19/07	(h)	193	193
Bank of America Corp., 5.32%, 4/2/07	(h)	618	618
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	193	193
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	386	386
BNP Paribas plc, 5.33%, 5/21/07	(h)	386	386
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	773	773
CIC, New York,
5.30%, 4/3/07	(h)	270	270
5.34%, 4/2/07	(h)	386	386
CIT Group Holdings, 5.37%, 7/18/07	(h)	695	695
Credit Suisse First Boston, New York,
5.29%, 5/15/07		232	232
5.32%, 4/2/07	(h)	386	386
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		1,545	1,545
5.46%, 4/2/07		3,709	3,709
Dexia Bank, New York, 5.32%, 4/2/07	(h)	386	386
First Tennessee Bank, 5.33%, 4/17/07	(h)	193	193
Gemini Securitization Corp., 5.41%, 4/2/07		556	556
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	193	193
5.55%, 4/2/07	(h)	363	363
HSBC Finance Corp., 5.33%, 4/10/07	(h)	193	193
Mane Funding Corp., 5.29%, 4/10/07		277	277
Manufacturers & Traders, 5.30%, 4/16/07	(h)	232	232
Marshall & Ilsley Bank, 5.37%, 12/17/07		387	387
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	203	203
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	580	580
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	386	386
5.34%, 4/2/07	(h)	386	386
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	294	294
National City Bank Cleveland, 5.32%, 4/2/07	(h)	193	193
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	773	773
Nationwide Building Society, 5.43%, 6/28/07	(h)	448	448
Nordea Bank, New York, 5.31%, 4/2/07	(h)	580	580
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		229	229
Rheingold Securitization, 5.32%, 5/15/07		343	343
Sedna Finance, Inc., 5.32%, 5/15/07		99	99
Skandi, New York, 5.32%, 4/10/07	(h)	386	386
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	386	386
Tulip Funding Corp., 5.36%, 4/30/07		769	769
UBS Securities LLC, 5.40%, 4/2/07		3,797	3,797
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	425	425
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	273	273
			24,217

Repurchase Agreement (0.3%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $401 (Cost $401)	(f)	401	401
Total Short-Term Investments (Cost $24,618)			24,618
Total Investments + (118.4%) (Cost $122,364) —
including $22,989 of Securities Loaned			146,514
Liabilities in Excess of Other Assets (-18.4%)			(22,726)
Net Assets (100%)			$123,788

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $22,989,000. This was secured by collateral of $24,217,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at $862,000, representing 0.7% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $122,364,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $24,150,000 of which $26,800,000 related to appreciated securities and $2,650,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In	Exchange	Value	(Depreciation)
(000)		(000)	Date	For	(000)	(000)	(000)
AUD	496	$400	6/14/07	USD	388	$388	$(12)
AUD	1,108	894	6/14/07	USD	887	887	(7)
AUD	14	11	6/14/07	USD	11	11	@—
EUR	259	346	4/2/07	USD	345	345	(1)
EUR	358	479	6/14/07	USD	473	473	(6)
EUR	1,706	2,285	6/14/07	USD	2,259	2,259	(26)
EUR	7	9	6/14/07	USD	9	9	@—
EUR	1,687	2,260	6/14/07	USD	2,232	2,232	(28)
GBP	476	936	6/14/07	USD	919	919	(17)
GBP	478	940	6/14/07	USD	923	923	(17)
GBP	278	548	6/14/07	USD	538	538	(10)
GBP	458	902	6/14/07	USD	885	885	(17)
GBP	204	402	6/14/07	USD	400	400	(2)
JPY	90,829	778	6/14/07	USD	781	781	3
JPY	119,471	1,023	6/14/07	USD	1,027	1,027	4
JPY	110,071	943	6/14/07	USD	947	947	4
JPY	23,700	203	6/14/07	USD	204	204	1
JPY	28,277	242	6/14/07	USD	244	244	2
JPY	9,351	80	6/14/07	USD	80	80	@—
USD	727	727	6/14/07	AUD	926	748	21
USD	167	167	6/14/07	AUD	213	172	5
USD	2,997	2,997	6/14/07	AUD	3,829	3,091	94
USD	31	31	4/5/07	EUR	23	31	@—
USD	304	304	6/14/07	EUR	230	308	4
USD	615	615	6/14/07	EUR	464	622	7
USD	789	789	6/14/07	EUR	596	798	9
USD	106	106	6/14/07	EUR	80	106	@—
USD	145	145	6/14/07	EUR	109	145	@—
USD	5,096	5,096	6/14/07	GBP	2,638	5,190	94
USD	4,567	4,567	6/14/07	GBP	2,363	4,649	82
USD	5,352	5,352	6/14/07	GBP	2,770	5,450	98
USD	316	316	6/14/07	GBP	160	316	@—
USD	2,648	2,648	6/14/07	JPY	307,680	2,636	(12)
USD	518	518	6/14/07	JPY	60,217	516	(2)
USD	559	559	6/14/07	JPY	64,987	557	(2)
		$38,618				$38,887	$269

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar
@	—	Face Amount/Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (93.7%)
Australia (6.3%)
Centro Properties Group		588,234	$4,145
CFS Retail Property Trust		2,645,432	4,752
DB RREEF Trust		3,997,987	5,580
GPT Group		2,240,150	8,954
Investa Property Group		918,200	1,805
Macquarie CountryWide Trust		1,091,200	1,828
Macquarie Goodman Group		1,559,967	8,823
Macquarie ProLogis Trust		3,120,700	3,169
Mirvac Group		869,250	3,685
Stockland (New)		2,027,554	13,370
Westfield Group		2,862,200	47,636
Westfield Group (New)	(a)	62,608	1,029
			104,776
Austria (3.2%)
Conwert Immobilien Invest AG	(a)	271,517	5,977
Immoeast Immobilien Anlagen AG	(a)	806,473	12,066
IMMO FINANZ Immobilien Anlagen AG	(a)	2,163,968	34,689
			52,732
Bermuda (0.1%)
Mandarin Oriental		613,000	1,152
Cayman Islands (0.0%)
Shui On Land Ltd.	(a)	1,241,900	1,028
Finland (0.9%)
Citycon Oyj		230,018	1,801
Sponda Oyj	(a)	811,613	14,040
			15,841
France (8.2%)
Fonciere Des Regions REIT		26,140	4,884
Gecina S.A. REIT		99,762	18,552
Klepierre REIT		95,719	18,520
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT		69,500	12,506
Unibail REIT		269,799	81,770
			136,232
Germany (0.5%)
IVG Immobilien AG		176,861	8,470
Hong Kong (7.0%)
Champion REIT	(a)	6,866,000	3,902
China Overseas Land & Investment		3,680,000	4,625
Hang Lung Properties Ltd.		2,282,000	6,381
Henderson Land Development Co., Ltd.		2,290,000	13,379
Hongkong Land Holdings Ltd.		4,829,000	22,503
Hysan Development Co., Ltd.		2,400,576	6,529
Kerry Properties Ltd.		420,980	2,163
New World Development Ltd.		6,271,410	14,223
Sino Land Co.		1,606,000	3,457
Sun Hung Kai Properties Ltd.		2,785,000	32,222
Swire Pacific Ltd., Class A		361,500	4,057
Wharf Holdings Ltd.		785,000	2,914
			116,355
Italy (3.0%)
Aedes S.p.A.		472,494	4,201
Beni Stabili S.p.A.		15,643,883	26,122

Risanamento S.p.A.		1,848,177	19,356
			49,679
Japan (11.4%)
Aeon Mall Co., Ltd.		20,100	590
BLife Investment Corp. REIT		164	981
Daibiru Corp.		201,500	2,878
Goldcrest Co., Ltd.		33,250	1,828
Japan Hotel & Resort, Inc. REIT		600	3,564
KK DaVinci Advisors	(a)	899	961
Mitsubishi Estate Co., Ltd.		1,636,000	53,728
Mitsui Fudosan Co., Ltd.		1,469,000	43,133
Mori Trust Sogo Reit, Inc.		195	2,548
Nippon Building Fund, Inc. REIT		806	13,338
Nippon Commercial Investment Corp. REIT		438	2,405
Nomura Real Estate Holdings, Inc.		53,500	1,843
Nomura Real Estate Office Fund, Inc. REIT		377	4,831
NTT Urban Development Corp.		3,830	8,971
Sumitomo Realty & Development Co., Ltd.		966,000	36,643
Tokyo Tatemono Co., Ltd.		350,000	5,281
Tokyu Land Corp.		499,000	5,687
			189,210
Netherlands (4.9%)
Corio N.V. REIT		166,548	15,131
Eurocommercial Properties N.V. CVA REIT		304,611	17,909
Rodamco Europe N.V.		212,130	29,485
Vastned Retail N.V. REIT		41,687	4,249
Wereldhave N.V.		95,995	14,779
			81,553
Singapore (3.5%)
Ascott Group Ltd. (The)		2,126,600	2,397
Cambridge Industrial Trust REIT		1,795,800	971
CapitaCommercial Trust REIT		2,487,300	4,558
CapitaLand Ltd.		2,007,000	10,583
CapitaMall Trust REIT		1,634,000	4,050
CapitaRetail China Trust REIT	(a)	729,500	1,500
CDL Hospitality Trusts REIT		762,000	999
K-REIT Asia		571,400	1,205
Keppel Land Ltd.		593,000	3,713
Macquarie MEAG Prime REIT		5,854,000	4,630
Singapore Land Ltd.		236,000	1,649
Suntec REIT		3,396,000	4,432
United Industrial Corp., Ltd.		6,246,000	11,939
UOL Group Ltd.		287,000	965
Wheelock Properties S Ltd.		2,024,000	4,322
			57,913
Sweden (3.5%)
Castellum AB		1,190,483	17,219
Fabege AB		203,052	5,103
Hufvudstaden AB, Class A		3,058,138	35,036
			57,358
Switzerland (1.8%)
Allreal Holding AG		22,291	2,843
PSP Swiss Property AG	(a)	444,819	27,089
			29,932
United Kingdom (39.4%)
British Land Co. plc		4,241,301	127,531
Brixton plc		2,657,309	26,590
Capital & Regional plc		854,061	25,882
Derwent Valley Holdings plc		544,802	23,275
Grainger Trust plc		983,162	12,469
Great Portland Estates plc		1,557,415	23,783

Hammerson plc		1,791,733	61,103
Imperial Tobacco Group plc		271,517	@—
Invista Foundation Property Trust Ltd.		1,946,356	5,180
Land Securities Group plc		3,358,230	141,422
Liberty International plc		2,716,708	66,666
Minerva plc	(a)	3,259,162	24,484
Quintain Estates & Development plc		1,244,486	21,930
Shaftesbury plc		972,860	14,540
Slough Estates plc		3,549,346	54,759
Unite Group plc		2,246,922	22,948
Warner Estate Holdings plc		78,331	1,249
			653,811
Total Common Stocks (Cost $1,237,281)			1,556,042
Investment Company (1.4%)
Luxembourg (1.4%)
ProLogis European Properties
(Cost $20,351)	(a)	1,081,997	22,476

		No of
		Rights
Rights (0.0%)
Sweden (0.0%)
Fabege AB, expiring 4/27/07 (Cost $0)		203,052	157
		Face
		Amount
		(000)
Short-Term Investment (5.6%)
Repurchase Agreement (5.6%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $93,637 (Cost $93,596)	$ (f)	93,596	93,596
Total Investments + (100.7%) (Cost $1,351,228)			1,672,271
Liabilities in Excess of Other Assets (-0.7%)			(11,397)
Net Assets (100%)			$1,660,874

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
@	Face Amount/Value is less than $500.
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $1,351,228,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $321,043,000 of which $321,856,000 related to appreciated securities and $813,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
SGD	49	$32	4/2/07	USD	32	$32	$ @—
SGD	16	11	4/3/07	USD	11	11	@—
USD	961	961	4/2/07	JPY	112,738	957	(4)
USD	5,828	5,828	4/3/07	AUD	7,219	5,841	13
		$6,832				$6,841	$9

AUD	— Australian Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.3%)
Australia (5.5%)
Goodman Fielder Ltd.		9,891,817	$19,529
Infomedia Ltd.		13,667,487	7,851
MYOB Ltd.		9,387,100	8,886
Pacific Brands Ltd.		10,774,789	26,764
Ramsay Health Care Ltd.		1,329,523	12,371
			75,401
Austria (1.3%)
Zumtobel AG	(a)	529,712	17,903
Belgium (2.1%)
Omega Pharma S.A.		365,132	28,124
Denmark (2.5%)
Carlsberg A/S, Class B		162,807	17,717
Danisco A/S		215,064	16,946
			34,663
Finland (3.1%)
Amer Sports Oyj, Class A		205,629	4,508
Cargotec Corp., Class B		234,344	14,153
Wartsila Oyj, Class B		374,277	23,144
			41,805
France (6.7%)
Bull S.A.	(a)	1,557,871	10,551
GL Trade S.A.		202,039	11,176
Icade Promesses	(a)	143,284	10,527
Ipsen S.A.		412,617	20,268
Nexans S.A.		87,670	11,594
Saft Groupe S.A.	(a)	392,661	13,171
Toupargel-Agrigel		54,174	3,257
Zodiac S.A.		155,559	11,197
			91,741
Germany (9.0%)
AWD Holding AG		355,499	16,835
GFK AG		328,399	15,025
IWKA AG	(a)	520,343	16,397
K&S AG		128,184	14,100
MTU Aero Engines Holding AG		518,190	31,005
Sartorius AG (Non-Voting Shares)		265,001	15,753
SCS Standard Computersysteme AG	(a)(d)(i)(l)	21,289	@—
Techem AG		192,621	14,191
			123,306
Hong Kong (0.9%)
Solomon Systech International Ltd.		76,971,900	12,117
Ireland (3.3%)
Glanbia plc		3,599,021	18,173
Kerry Group plc, Class A		995,132	27,651
			45,824
Italy (6.0%)
Banca CR Firenze		1,086,177	8,046
Banca Italease S.p.A.		125,646	8,048
Buzzi Unicem S.p.A.		667,221	20,286
Davide Campari-Milano S.p.A.		2,114,619	20,819
Interpump S.p.A.		1,048,781	11,727

SAES Getters S.p.A.		198,798	7,754
Sogefi S.p.A.		624,200	5,966
			82,646
Japan (24.5%)
Aplus Co., Ltd.	(a)	6,374,400	9,953
Ariake Japan Co., Ltd.		1,275,700	26,252
Century Leasing System, Inc.		1,466,200	20,629
Fuyo General Lease Co., Ltd.		1,009,600	39,753
Hurxley Corp.		303,737	4,835
Japan Securities Finance Co., Ltd.		2,632,100	39,960
Mabuchi Motor Co., Ltd.		273,500	16,920
Mars Engineering Corp.		776,000	15,837
Melco Holding, Inc.		265,600	6,829
Milbon Co., Ltd.		341,100	10,594
Nakanishi, Inc.		116,800	13,629
Nihon Micro Coating Co.		407,300	1,967
Nihon Trim Co., Ltd.	(a)	141,400	5,340
Nippon Restaurant System, Inc.		540,100	19,204
Nissha Printing Co., Ltd.		834,100	22,084
Patlite Corp.		650,300	6,098
Pronexus, Inc.		648,100	6,435
Rengo Co., Ltd.		2,070,000	11,752
Shinkawa Ltd.		692,700	15,989
Sokkia Co., Ltd.		885,000	4,071
Taisei Lamick Co., Ltd.		214,400	5,495
Takuma Co., Ltd.		1,406,000	9,533
Toei Animation Co., Ltd.		341,400	9,561
Wacom Co., Ltd.		2,910	8,124
Yamaichi Electronics Co., Ltd.		517,200	3,972
			334,816
Netherlands (2.3%)
Macintosh Retail Group N.V.		433,165	17,354
USG People N.V.		334,881	13,814
			31,168
New Zealand (0.9%)
Fisher & Paykel Healthcare Corp., Ltd.		2,022,298	5,244
Warehouse Group Ltd.		1,426,257	6,877
			12,121
Norway (5.2%)
Eltek ASA	(a)	202,798	2,085
Norske Skogindustrier ASA		1,127,842	19,298
Revus Energy ASA	(a)	1,259,466	15,541
Schibsted ASA		608,018	26,808
Veidekke ASA		129,807	7,346
			71,078
South Korea (0.8%)
KT&G Corp.		164,090	10,726
Spain (0.8%)
Miquel y Costas & Miquel S.A.		325,077	11,577
Sweden (4.4%)
Billerud Uddeholm AB		922,854	13,844
Eniro AB		1,193,161	15,079
Micronic Laser Systems AB	(a)	730,415	6,694
Saab AB, Class B		886,913	23,879
			59,496
Switzerland (5.9%)
Bucher Industries AG (Registered)		113,628	15,336
Galenica Holding AG (Registered)		64,513	20,493
Kaba Holding AG, Class B	(a)	48,396	13,989
Schindler Holding AG		116,966	7,123

Sia Abrasives Holding AG				26,094	10,055
Zehnder Group AG, Class B				5,728	13,199
					80,195
United Kingdom (13.1%)
Ark Therapeutics Group plc	(a		)	2,836,957	7,090
Britvic plc				2,216,294	14,545
Cattles plc				2,410,925	19,428
Devro plc				3,541,320	9,478
Land of Leather Holdings plc				621,631	3,566
Luminar plc				1,411,565	20,972
Meggitt plc				2,045,866	12,017
Premier Foods plc				6,068,086	34,958
Rotork plc				432,091	7,206
Spirax-Sarco Engineering plc				717,764	14,569
William Hill plc				988,079	12,366
Wincanton plc				3,037,089	22,248
					178,443
Total Common Stocks (Cost $1,018,045)					1,343,150
				No. of
				Rights
Rights (0.1%)
United Kingdom (0.1%)
Meggitt plc, expiring 4/17/07				1,022,933	1,998
				Face
				Amount
				(000)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $16,593 (Cost $16,587)	$	(f)		16,587	16,587
Total Investments + (99.6%) (Cost $1,034,632)					1,361,735
Other Assets in Excess of Liabilities (0.4%)					4,991
Net Assets (100%)					$1,366,726

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At March 31, 2007, this security had a market value of $0, representing 0.00% of net assets.

(l)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
+

At March 31,2007, the U.S. Federal income tax cost basis of investments was approximately $1,034,632,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $327,103,000 of which $377,205,000 related to appreciated securities and $50,102,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
GBP	3,596	$7,076	4/3/07	USD	7,041	$7,041	$(35)
USD	915	915	4/2/07	CHF	1,111	915	@—
USD	96	96	4/2/07	JPY	11,198	95	(1)
USD	25	25	4/2/07	JPY	2,976	25	@—
USD	126	126	4/3/07	JPY	14,880	126	@—
		$8,238				$8,202	$(36)

CHF	— Swiss Franc
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (95.5%)
Aerospace (1.7%)
Northrop Grumman Corp.		19,150	$1,421
Raytheon Co.		66,870	3,508
			4,929
Automobiles (1.2%)
Ford Motor Co.		181,100	1,429
Honda Motor Co., Ltd. ADR		59,300	2,068
			3,497
Banks: Outside New York City (1.8%)
Fifth Third Bancorp		63,040	2,439
PNC Financial Services Group, Inc.		38,770	2,790
			5,229
Beverages: Soft Drinks (1.7%)
Coca Cola Co. (The)		102,810	4,935
Chemicals (4.2%)
Bayer AG ADR		138,140	8,837
E.I. Du Pont de Nemours & Co.		63,750	3,151
			11,988
Communications Equipment (0.8%)
Alcatel-Lucent ADR		192,340	2,274
Communications & Media (4.5%)
Time Warner, Inc.		376,030	7,415
Viacom, Inc., Class B	(a)	131,740	5,416
			12,831
Communications Technology (0.6%)
Embarq Corp.		28,606	1,612
Computer Services Software & Systems (1.4%)
Symantec Corp.	(a)	230,080	3,980
Computer Technology (0.4%)
Hewlett-Packard Co.		25,819	1,036
Consumer Electronics (1.1%)
Yahoo!, Inc.	(a)	101,420	3,174
Consumer Staples — Miscellaneous (0.5%)
Kimberly-Clark Corp.		21,060	1,442
Diversified Financial Services (10.0%)
Bank of America Corp.		71,379	3,642
Citigroup, Inc.		172,440	8,853
Goldman Sachs Group, Inc.		2,830	585
J.P. Morgan Chase & Co.		206,984	10,014
Merrill Lynch & Co., Inc.		64,690	5,283
			28,377
Drug & Grocery Store Chains (0.3%)
Supervalu, Inc.		19,740	771
Drugs & Pharmaceuticals (15.0%)
Abbott Laboratories		126,810	7,076
Bristol-Myers Squibb Co.		210,490	5,843
Eli Lilly & Co.		110,950	5,959
GlaxoSmithKline plc ADR		36,250	2,003
Pfizer, Inc.		134,660	3,402
Roche Holding AG ADR		55,340	4,873
Sanofi-Aventis ADR		24,410	1,062
Schering-Plough Corp.		302,110	7,707

Wyeth		92,280	4,617
			42,542
Electronics: Instruments Gauges & Meters (0.4%)
Applera Corp. - Applied Biosystems Group		38,710	1,145
Electronics: Semi-Conductors/Components (1.3%)
Intel Corp.		93,251	1,784
Micron Technology, Inc.	(a)	150,140	1,814
			3,598
Energy Equipment (1.2%)
Schlumberger Ltd.		49,210	3,400
Financial — Miscellaneous (4.5%)
Freddie Mac		99,840	5,939
H & R Block, Inc.		18,800	396
Marsh & McLennan Cos., Inc.		221,070	6,475
			12,810
Foods (3.9%)
Cadbury Schweppes plc ADR		77,080	3,959
ConAgra Foods, Inc.		43,230	1,077
Kraft Foods, Inc.		61,220	1,938
Unilever N.V. (NY Shares)		135,550	3,961
			10,935
Food & Staples Retailing (0.2%)
Rite Aid Corp.	(a)	87,940	507
Insurance (1.7%)
Travelers Cos., Inc. (The)		93,705	4,851
Insurance: Life (0.9%)
Cigna Corp.		17,510	2,498
Insurance: Multi-Line (2.5%)
Aegon N.V. (NY Registered Shares)		70,960	1,415
Hartford Financial Services Group, Inc.		31,840	3,043
XL Capital Ltd., Class A		36,150	2,529
			6,987
Insurance: Property & Casualty (1.5%)
Chubb Corp.		80,990	4,185
Manufacturing (4.2%)
Ingersoll Rand Co., Ltd., Class A		16,520	716
Siemens AG ADR		52,270	5,603
Tyco International Ltd.		175,330	5,532
			11,851
Materials & Processing — Miscellaneous (1.1%)
Newmont Mining Corp.		76,370	3,207
Medical & Dental Instruments & Supplies (0.6%)
Boston Scientific Corp.	(a)	115,060	1,673
Multi-Sector Companies (2.6%)
General Electric Co.		210,250	7,434
Oil: Integrated (4.5%)
Exxon Mobil Corp.		37,890	2,859
ConocoPhillips		64,940	4,439
Occidental Petroleum Corp.		18,900	932
Royal Dutch Shell plc ADR		67,420	4,470
			12,700
Radio & TV Broadcasters (0.4%)
Clear Channel Communications, Inc.		31,559	1,106
Retail (4.3%)
Amazon.Com, Inc.	(a)	44,940	1,788
Home Depot, Inc.		81,890	3,009
McDonald’s Corp.		36,240	1,633
Office Depot, Inc.	(a)	28,350	996
Wal-Mart Stores, Inc.		101,150	4,749
			12,175
Securities Brokerage & Services (1.5%)

Charles Schwab Corp. (The)			225,910	4,132
Soaps & Household Chemicals (1.1%)
Procter & Gamble Co.			49,180	3,106
Tobacco (1.6%)
Altria Group, Inc.			53,190	4,671
Utilities: Cable TV & Radio (0.7%)
Comcast Corp., Class A	(a)		73,565	1,909
Utilities: Electrical (4.6%)
American Electric Power Co., Inc.			72,300	3,525
Entergy Corp.			54,702	5,739
FirstEnergy Corp.			56,560	3,747
				13,011
Utilities: Gas Pipelines (0.5%)
Williams Companies, Inc.			51,520	1,466
Utilities: Telecommunications (4.5%)
France Telecom S.A. ADR			77,790	2,053
Sprint Nextel Corp.			203,265	3,854
Verizon Communications, Inc.			178,109	6,754
				12,661
Total Common Stocks (Cost $230,160)				270,635
Mutual Fund (0.6%)
iShares MSCI Japan Index Fund (Cost $1,707)			117	1,709
			Face
			Amount
			(000)
Short-Term Investment (5.1%)
Repurchase Agreement (5.1%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $14,412 (Cost $14,406)	$	(f)	14,406	$14,406
Total Investments + (101.2%) (Cost $246,273)				286,750
Liabilities in Excess of Other Assets (-1.2%)				(3,536)
Net Assets (100%)				$283,214

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00% due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipts
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $246,273,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $40,477,000 of which $43,775,000 related to appreciated securities and $3,298,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.8%)
Aluminum (1.6%)
Kaiser Aluminum Corp.	(a)	395,250	$30,829
Biotechnology Research & Production (0.4%)
Microbia, Inc.	(a)(d)	1,212,976	7,581
Building: Cement (2.0%)
Texas Industries, Inc.		501,786	37,900
Cable Television Services (0.5%)
Charter Communications, Inc.	(a)	3,313,491	9,245
Casinos & Gambling (0.4%)
Lakes Entertainment, Inc.	(a)	629,514	7,019
Communications & Media (0.7%)
CKX, Inc.	(a)	1,147,442	12,737
Communications Technology (0.8%)
3Com Corp.	(a)	3,917,472	15,317
Computer Services Software & Systems (10.0%)
Bankrate, Inc.	(a)	361,323	12,733
Blackboard, Inc.	(a)	630,776	21,213
Convera Corp.	(a)	783,452	2,460
Equinix, Inc.	(a)	742,832	63,609
Forrester Research, Inc.	(a)	713,210	20,227
IHS, Inc.,	(a)	1,325,375	54,486
Websense, Inc.	(a)	792,628	18,222
			192,950
Consumer Electronics (0.9%)
CNET Networks, Inc.	(a)	1,991,822	17,349
Consumer Staples — Miscellaneous (1.0%)
Peet’s Coffee & Tea, Inc.	(a)	696,812	19,246
Diversified (0.8%)
Beacon Roofing Supply, Inc.	(a)	924,769	14,963
Diversified Financial Services (0.9%)
Endeavor Acquisition Corp	(a)	1,584,626	17,193
Drugs & Pharmaceuticals (1.9%)
Flamel Technologies ADR	(a)	164,980	4,223
Gen-Probe, Inc.	(a)	397,498	18,714
Noven Pharmaceuticals, Inc.	(a)	570,023	13,225
			36,162
Education Services (5.0%)
Ambassadors Group, Inc.		1,121,556	37,280
Strayer Education, Inc.		477,837	59,730
			97,010
Electronics (0.3%)
Omnivision Technologies, Inc.	(a)	443,641	5,749
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc.	(a)	959,900	38,146
Energy — Miscellaneous (1.3%)
Quicksilver Resources, Inc.	(a)	639,107	25,417
Engineering & Contracting Services (2.7%)
Grupo Aeroportuario del Sureste S.A. de CV ADR		1,216,644	52,316
Entertainment (2.4%)
Vail Resorts, Inc.	(a)	837,255	45,488
Forest Products (0.6%)
Deltic Timber Corp.		253,050	12,136
Homebuilding (2.3%)

Brookfield Homes Corp.		555,073	17,818
Gafisa S.A. ADR	(a)	1,080,154	27,544
			45,362
Hotel/Motel (4.1%)
Gaylord Entertainment Co.	(a)	1,114,681	58,933
Orient-Express Hotels Ltd., Class A		315,406	18,868
			77,801
Household Furnishings (1.0%)
Select Comfort Corp.	(a)	1,055,787	18,793
Industrial Products (0.6%)
Mueller Water Products, Inc.		837,865	11,571
Insurance: Multi-Line (0.5%)
Pico Holdings, Inc.	(a)	216,131	9,231
Insurance: Property & Casualty (1.0%)
Alleghany Corp.	(a)	51,119	19,098
Investment Banking (2.7%)
Greenhill & Co., Inc.		849,895	52,175
Leisure Time (3.6%)
Aruze Corp.		764,900	26,678
Pool Corp.		1,190,470	42,619
			69,297
Machinery: Industrial/Specialty (1.0%)
Middleby Corp.	(a)	148,877	19,628
Medical & Dental Instruments & Supplies (3.1%)
Techne Corp.	(a)	1,030,676	58,851
Oil: Crude Producers (0.6%)
GMX Resources, Inc.	(a)	400,971	12,322
Oil: Integrated Domestic (1.4%)
Delta Petroleum Corp.	(a)	1,130,780	25,963
Printing & Copying Services (1.2%)
VistaPrint Ltd.	(a)	587,457	22,500
Publishing — Miscellaneous (3.6%)
Morningstar, Inc.	(a)	1,348,889	69,657
Real Estate (0.7%)
Grubb & Ellis Co.	(a)	1,139,058	13,384
Real Estate Investment Trusts (0.6%)
Consolidated Tomoka Land Co.		141,491	10,675
Restaurants (5.0%)
BJ’s Restaurants, Inc.	(a)	1,114,790	23,555
Jamba Inc	(a)	2,075,013	19,049
P.F. Chang’s China Bistro, Inc.	(a)	1,256,685	52,630
			95,234
Retail (11.0%)
AFC Enterprises, Inc.	(a)	1,594,322	31,966
Blue Nile, Inc.	(a)	1,179,932	47,976
Build-A-Bear Workshop, Inc.	(a)	901,788	24,772
Citi Trends, Inc.	(a)	944,701	40,376
Ctrip.com International Ltd.		524,178	35,112
Krispy Kreme Doughnuts, Inc.	(a)	1,497,307	15,258
NetFlix, Inc.	(a)	674,281	15,637
			211,097

Services: Commercial (8.8%)
Advisory Board Co. (The)	(a)	1,012,201	51,238
Ambassadors International, Inc.		430,833	19,879
Copart, Inc.	(a)	687,784	19,265
Costar Group, Inc.	(a)	772,146	34,499
Macquarie Infrastructure Co. Trust		812,682	31,938
GMarket, Inc. ADR	(a)	763,762	13,267
			170,086
Steel (1.5%)
Chaparral Steel Co.		482,586	28,072
Technology — Miscellaneous (0.3%)
Housevalues, Inc.	(a)	1,102,466	5,578
Telecommunications Equipment (2.7%)
FiberTower Corp.	(a)	893,548	4,638
SBA Communications Corp., Class A	(a)	1,610,107	47,579
			52,217
Textile Apparel Manufacturers (1.0%)
Carter’s, Inc.	(a)	742,872	18,824
Toys (1.4%)
Marvel Entertainment, Inc.	(a)	963,598	26,740
Transportation — Miscellaneous (0.3%)
Integrated Distribution Services Group		2,549,000	6,192
Truckers (2.1%)
Landstar System, Inc.		892,665	40,920
Utilities: Telecommunications (0.5%)
IDT Corp., Class B		908,756	10,314
Total Common Stocks (Cost $1,624,515)			1,896,335
		Face
		Amount
		(000)
Short-Term Investment (2.1%)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 5.28% dated 3/30/07, due 4/2/07, repurchase price $40,832
(Cost $40,814)	$ (f)	40,814	40,814
Total Investments + (100.9%) (Cost $1,665,329)			1,937,149
Liabilities in Excess of Other Assets (-0.9%)			(16,761)
Net Assets (100%)			$1,920,388

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held a fair valued security valued at $7,581,000 representing 0.4% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depository Receipts
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,665,329,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $271,820,000 of which $336,533,000 related to appreciated securities and $64,713,000 related to depreciated securities.

Morgan Stanley Institutional Funds, Inc

Systematic Active Large Cap Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (94.2%)
Aerospace & Defense (3.6%)
Boeing Co. (The)		368	$33
General Dynamics Corp.		401	31
Honeywell International, Inc.		543	25
Lockheed Martin Corp.		406	39
Northrop Grumman Corp.		496	37
Raytheon Co.		373	19
United Technologies Corp.		814	53
			237
Air Freight & Logistics (0.8%)
FedEx Corp.		281	30
United Parcel Service, Inc., Class B		300	21
			51
Airlines (0.2%)
Continental Airlines, Inc., Class B	(a)	253	9
Auto Components (0.5%)
Johnson Controls, Inc.		351	33
Beverages (0.3%)
MGP Ingredients, Inc.		1,048	21
Biotechnology (1.1%)
Amgen, Inc.	(a)	468	26
Genentech, Inc.	(a)	233	19
Gilead Sciences, Inc.	(a)	392	30
			75
Building Products (0.3%)
USG Corp.	(a)	352	17
Capital Markets (4.9%)
Bear Stearns Co., Inc.		372	56
E*Trade Group, Inc.	(a)	975	21
Goldman Sachs Group, Inc.		503	104
Lehman Brothers Holdings, Inc.		966	67
Merrill Lynch & Co., Inc.		856	70
			318
Chemicals (0.0%)
Tronox, Inc., Class B		20	@—
Commercial Banks (1.1%)
National City Corp.		1,302	48
Wells Fargo & Co.		636	22
			70
Commercial Services & Supplies (0.4%)
Manpower, Inc.		350	26
Communications Equipment (4.6%)
ADC Telecommunications, Inc.	(a)	1,152	19
Cisco Systems, Inc.	(a)	4,438	113
Comverse Technology, Inc.	(a)	803	17
Corning, Inc.	(a)	2,890	66
Motorola, Inc.		1,905	34
Qualcomm, Inc.		459	19
Tellabs, Inc.	(a)	3,095	31
			299
Computers & Peripherals (4.2%)
Apple, Inc.	(a)	240	22

Hewlett-Packard Co.		2,789	112
International Business Machines Corp.		1,104	104
Lexmark International Group, Inc., Class A	(a)	331	19
SanDisk Corp.	(a)	426	19
			276
Consumer Finance (0.8%)
American Express Co.		431	24
AmeriCredit Corp.	(a)	552	13
Capital One Financial Corp.		209	16
			53
Diversified Financial Services (6.0%)
Bank of America Corp.		2,637	135
Chicago Mercantile Exchange Holdings, Inc., Class A		101	54
CIT Group, Inc.		397	21
Citigroup, Inc.		1,450	74
J.P. Morgan Chase & Co.		1,870	90
Nasdaq Stock Market, Inc. (The)	(a)	574	17
			391
Diversified Telecommunication Services (2.9%)
AT&T, Inc.		3,688	146
Verizon Communications, Inc.		1,115	42
			188
Electric Utilities (1.1%)
AES Corp. (The)	(a)	1,019	22
Exelon Corp.		383	26
Pepco Holdings, Inc.		932	27
			75
Electronic Equipment & Instruments (0.8%)
Jabil Circuit, Inc.		1,015	22
Tektronix, Inc.		642	18
Vishay Intertechnology, Inc.	(a)	1,056	15
			55
Energy Equipment & Services (0.9%)
FMC Corp.		264	20
Halliburton Co.		432	14
Transocean, Inc.	(a)	270	22
			56
Food & Staples Retailing (1.7%)
CVS/Caremark Corp.		555	19
Safeway, Inc.		955	35
Supervalu, Inc.		592	23
Wal-Mart Stores, Inc.		476	23
Whole Foods Market, Inc.		315	14
			114
Food Products (1.5%)
Archer-Daniels-Midland Co.		1,345	49
General Mills, Inc.		841	49
			98
Health Care Equipment & Supplies (1.8%)
Advanced Medical Optics, Inc.	(a)	883	33
Kinetic Concepts, Inc.	(a)	587	30
Thermo Electron Corp.	(a)	1,137	53
			116
Health Care Providers & Services (5.0%)
Aetna, Inc.		180	8
Cardinal Health, Inc.		376	27
Express Scripts, Inc.	(a)	249	20
Health Net, Inc.	(a)	651	35
Humana, Inc.	(a)	715	42
Quest Diagnostics, Inc.		926	46

UnitedHealth Group, Inc.		1,740	92
Wellpoint Health Networks, Inc.	(a)	726	59
			329
Hotels, Restaurants & Leisure (2.6%)
Harrah’s Entertainment, Inc.		257	22
Marriott International, Inc., Class A		614	30
McDonald’s Corp.		1,568	70
Panera Bread Co., Class A	(a)	323	19
Starbucks Corp.	(a)	449	14
Yum! Brands, Inc.		309	18
			173
Household Durables (0.5%)
Tempur-Pedic International, Inc.		1,199	31
Household Products (1.5%)
Energizer Holdings, Inc.	(a)	238	20
Hansen Natural Corp.	(a)	558	21
Procter & Gamble Co.		909	58
			99
Industrial Conglomerates (1.4%)
General Electric Co.		2,555	90
Insurance (5.6%)
Allstate Corp. (The)		558	33
American Financial Group, Inc.		795	27
American International Group, Inc.		783	53
Archstone-Smith Trust REIT		432	23
Chubb Corp.		710	37
CNA Financial	(a)	480	21
Loews Corp.		903	41
Metlife, Inc.		718	45
Philadelphia Consolidated Holding Corp.	(a)	585	26
Prudential Financial, Inc.		335	30
Travelers Co., Inc. (The)		609	32
			368
Internet & Catalog Retail (1.0%)
eBay, Inc.	(a)	1,151	38
Expedia, Inc.	(a)	1,088	25
			63
IT Services (0.8%)
Accenture Ltd., Class A		830	32
Convergys Corp.	(a)	895	23
			55
Machinery (1.5%)
Caterpillar, Inc.		321	21
Danaher Corp.		121	9
Deere & Co.		436	47
Joy Global, Inc.		412	18
			95
Media (2.5%)
Comcast Corp., Class A	(a)	2,269	59
Meredith Corp.		282	16
News Corp., Class A		1,477	34
Time Warner, Inc.		1,386	28
Walt Disney Co. (The)		765	26
			163
Metals & Mining (1.8%)
Alcan, Inc.		369	19
Alcoa, Inc.		319	11
Freeport-McMoran Copper & Gold Inc.		209	14
Rio Tinto plc ADR		83	19
Southern Copper Corp.		326	23

United States Steel LLC		302	30
			116
Multi-Utilities (0.3%)
Duke Energy Corp.		946	19
Multiline Retail (2.4%)
Federated Department Stores, Inc.		1,458	66
J.C. Penney Co., Inc.		831	68
Nordstrom, Inc.		408	22
			156
Oil, Gas & Consumable Fuels (8.6%)
Anadarko Petroleum Corp.		342	15
Chevron Corp.		908	67
ConocoPhillips		1,428	98
Exxon Mobil Corp.		2,142	162
Hess Corp.		355	20
Marathon Oil Corp.		486	48
Monsanto Co.		368	20
Overseas Shipholding Group, Inc.		576	36
Spectra Energy Corp		473	12
Superior Energy Services Inc	(a)	811	28
Valero Energy Corp.		907	58
			564
Personal Products (0.4%)
Estee Lauder Cos., Inc. (The)		543	27
Pharmaceuticals (5.2%)
Johnson & Johnson		1,578	95
Merck & Co., Inc.		1,795	79
Pfizer, Inc.		1,687	43
Schering-Plough Corp.		1,662	43
Teva Pharmaceutical Industries Ltd. ADR		773	29
Wyeth		1,025	51
			340
Real Estate (0.4%)
CapitalSource, Inc.		1,099	28
Road & Rail (1.3%)
Burlington North Santa Fe Corp.		610	49
CSX Corp.		977	39
			88
Semiconductors & Semiconductor Equipment (1.5%)
Applied Materials, Inc.		1,031	19
Intel Corp.		1,597	30
Micron Technology, Inc.	(a)	1,333	16
Texas Instruments, Inc.		1,051	32
			97
Software (2.5%)
Citrix Systems, Inc.	(a)	654	21
Microsoft Corp.		2,718	76
Oracle Corp.	(a)	2,529	46
Synopsys, Inc.	(a)	748	19
			162
Specialty Retail (2.6%)
Abercrombie & Fitch Co.		227	17
American Eagle Outfitters		1,078	33
AMR Corp.	(a)	402	12
Best Buy Co., Inc.		739	36
Chico’s FAS, Inc.	(a)	688	17
Men’s Wearhouse, Inc.		850	40
Staples, Inc.		625	16
			171

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	(a)	536	27
Nike, Inc., Class B		304	32
Polo Ralph Lauren Corp.		232	21
			80
Thrifts & Mortgage Finance (1.2%)
Fannie Mae		702	38
Radian Group, Inc.		349	19
Washington Mutual, Inc.		456	19
			76
Tobacco (2.9%)
Altria Group, Inc.		1,331	117
Loews Corp.		739	56
Reynolds American, Inc.		281	17
			190
Total Common Stocks (Cost $5,616)			6,158
		Face
		Amount
		(000)
Short-Term Investments (11.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.1%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	9	9
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	6	6
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		3	3
Bancaja, 5.36%, 4/19/07	(h)	3	3
Bank of America Corp., 5.32%, 4/2/07	(h)	10	10
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	3	3
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	6	6
BNP Paribas plc, 5.33%, 5/21/07	(h)	6	6
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	13	13
CIC, New York,
5.30%, 4/3/07	(h)	4	4
5.34%, 4/2/07	(h)	6	6
CIT Group Holdings, 5.37%, 7/18/07	(h)	12	12
Credit Suisse First Boston, New York,
5.29%, 5/15/07		6	6
5.32%, 4/2/07	(h)	4	4
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		61	61
5.46%, 4/2/07		26	26
Dexia Bank, New York, 5.32%, 4/2/07	(h)	6	6
First Tennessee Bank, 5.33%, 4/17/07	(h)	3	3
Gemini Securitization Corp., 5.41%, 4/2/07		9	9
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	3	3
5.55%, 4/2/07	(h)	6	6
HSBC Finance Corp., 5.33%, 4/10/07	(h)	3	3
Mane Funding Corp., 5.29%, 4/10/07		5	5
Manufacturers & Traders, 5.30%, 4/16/07	(h)	4	4
Marshall & Ilsley Bank, 5.37%, 12/17/07		7	7
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	3	3
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	10	10
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	6	6
5.34%, 4/2/07	(h)	6	6
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	5	5
National City Bank Cleveland, 5.32%, 4/2/07	(h)	3	3
National Rural Utilities Cooperative Finance Corp.,

5.31%, 4/2/07	(h)	13	13
Nationwide Building Society, 5.43%, 6/28/07	(h)	7	7
Nordea Bank, New York, 5.31%, 4/2/07	(h)	10	10
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		4	4
Rheingold Securitization, 5.32%, 5/15/07		6	6
Sedna Finance, Inc., 5.32%, 5/15/07		2	2
Skandi, New York, 5.32%, 4/10/07	(h)	6	6
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	6	6
Tulip Funding Corp., 5.36%, 4/30/07		13	13
UBS Securities LLC, 5.40%, 4/2/07		63	63
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	7	7
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	5	5
			399
Repurchase Agreement (5.8%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $381	(f)	381	381
Total Short Term Investments (Cost $780)			780
Total Investments + (106.1%) (Cost $6,396) — including $392 of Securities Loaned			6,938
Liabilities in Excess of Other Assets (-6.1%)			(401)
Net Assets (100%)			$6,537

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $392,000. This was secured by collateral of $399,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
@	Face Amount/Value is less than $500.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $6,396,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $542,000 of which $667,000 related to appreciated securities and $125,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini S&P 500
(United States)	4	$286	Jun-07	$2

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Core Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stock (99.0%)
Advertising Agencies (0.4%)
InVentive Health, Inc.	(a)	753	$29
Aerospace/Defense — Equipment (0.2%)
MTC Technologies, Inc.	(a)(c)	491	10
Air Transport (2.0%)
AAR Corp.	(a)(c)	1,482	41
Alaska Air Group, Inc.	(a)	1,387	53
Bristow Group, Inc.	(a)	536	19
Republic Airways Holdings, Inc.	(a)	795	18
			131
Auto Parts: After Market (0.6%)
Commercial Vehicle Group, Inc.		515	11
Keystone Automotive Industries, Inc.	(a)(c)	492	16
Superior Industries International, Inc.	(c)	630	13
			40
Auto Parts: Original Equipment (0.1%)
Noble International, Ltd.		304	5
Auto Trucks & Parts (1.5%)
American Axle & Manufacturing Holdings, Inc.		1,987	54
Lear Corp.	(a)	1,230	45
			99
Automobiles (0.8%)
Navistar International Corp.	(a)	1,187	54
Banks: New York City (0.6%)
Community Bank System, Inc.	(c)	1,945	41
Banks: Outside New York City (6.1%)
BankFinancial Corp.	(c)	2,553	42
Boston Private Financial Holdings, Inc.		1,795	50
Centennial Bank Holdings, Inc.	(a)(c)	3,568	31
Citizens First Bancorp, Inc.	(c)	253	6
First Bancorp Puerto Rico	(c)	4,444	59
First Source Corp.	(c)	342	9
NewAlliance Bancshares, Inc.		1,976	32
Omega Financial Corp.	(c)	1,419	40
Oriental Financial Group		2,796	33
Simmons First National Corp.		476	14
Sun Bancorp, Inc. New Jersey	(a)(c)	633	12
Susquehanna Bancshares		982	23
Umpqua Holdings Corp.		1,952	52
			403
Biotechnology Research & Production (2.8%)
Albany Molecular Research, Inc.	(a)(c)	3,636	36
Kendle International, Inc.	(a)(c)	1,529	54
Lexicon Genetics, Inc.	(a)(c)	10,780	39
Martek Biosciences Corp.	(a)(c)	1,216	25
Nabi Biopharmaceuticals	(a)(c)	5,787	31
			185
Building Materials (1.0%)
Ameron International Corp.		317	21
BlueLinx Holdings, Inc.	(c)	761	8
Building Material Holding Corp.		452	8
NCI Building Systems, Inc.	(a)(c)	626	30

			67
Building — Miscellaneous (0.2%)
Comfort Systems USA, Inc.	(c)	821	10
Casinos & Gambling (0.1%)
Magna Entertainment Corp.	(a)(c)	1,095	4
Chemicals (1.3%)
PolyOne Corp.	(a)(c)	6,251	38
Spartech Corp.		1,518	44
Stepan Co.		216	6
			88
Commercial Banks (0.8%)
First Community Bancorp/CA	(c)	940	53
Commercial Information Services (0.7%)
CMGI, Inc.	(a)(c)	21,825	46
Communications Technology (3.6%)
3Com Corp.	(a)(c)	13,330	52
Anixter International, Inc.	(a)(c)	918	61
Black Box Corp.		684	25
Cbeyond, Inc.	(a)(c)	1,495	44
Cogent Communications Group, Inc.	(a)	1,279	30
UTstarcom, Inc.	(a)(c)	3,122	26
			238
Computer Services Software & Systems (5.2%)
Agile Software Corp.	(a)(c)	7,623	53
Ariba, Inc.	(a)(c)	5,905	56
CACI International, Inc., Class A	(a)	428	20
COMSYS IT Partners, Inc.	(a)	476	9
JDA Software Group, Inc.	(a)	3,176	48
Mantech International Corp., Class A	(a)	481	16
Mapinfo Corp.	(a)(c)	3,717	75
Perot Systems Corp., Class A	(a)	2,979	53
Schawk, Inc.	(c)	676	12
			342
Computer Technology (2.1%)
Hutchinson Technology, Inc.	(a)(c)	607	14
Imation Corp.		580	24
Komag, Inc.	(a)(c)	1,381	45
Palm, Inc.	(a)(c)	3,258	59
			142
Construction (0.4%)
Dycom Industries, Inc.	(a)	1,082	28
Consumer Electronics (0.6%)
Earthlink, Inc.	(a)(c)	4,666	34
Ipass, Inc.	(a)(c)	1,735	9
			43
Consumer Staples — Miscellaneous (1.6%)
American Greetings Corp., Class A	(c)	1,626	38
CSS Industries, Inc.		595	22
Nashua Corp.	(a)	762	7
Prestige Brands, Inc.	(a)	3,020	36
			103
Copper (0.3%)
Mueller Industries, Inc.		710	21
Cosmetics (0.0%)
Parlux Fragrances, Inc.	(a)(c)	490	3
Distributors (0.9%)
Core-Mark Holding Co., Inc.	(a)(c)	529	19
Watsco, Inc.	(c)	772	39
			58
Diversified Financial Services (0.8%)

First Niagara Financial Group, Inc.		3,857	54
Diversified Materials & Processing (0.4%)
Corn Products International, Inc.		755	27
Drugs & Pharmaceuticals (2.7%)
Alpharma, Inc., Class A		2,155	52
Hi-Tech Pharmacal Co., Inc.	(a)(c)	1,293	15
OSI Pharmaceuticals, Inc.	(a)(c)	1,702	56
Perrigo Co.		3,122	55
			178
Electrical Equipment & Components (0.8%)
Greatbatch, Inc.	(a)	512	13
RF Micro Devices, Inc.	(a)(c)	6,837	43
			56
Electronics (0.7%)
Multi-Fineline Electronix, Inc.	(a)(c)	499	8
Omnivision Technologies, Inc.	(a)(c)	2,769	36
			44
Electronics: Instruments Gauges & Meters (0.1%)
Tech/Ops Sevcon, Inc.		1,004	7
Electronics: Medical Systems (0.5%)
Datascope Corp.		384	14
Zoll Medical Corp.	(a)	736	20
			34
Electronics: Semi-Conductors/Components (1.6%)
Genesis Microchip, Inc.	(a)(c)	1,056	10
IXYS Corp.	(a)(c)	1,404	14
Plexus Corp.	(a)	704	12
Silicon Storage Technology, Inc.	(a)	8,973	44
Skyworks Solutions, Inc.	(a)(c)	4,325	25
			105
Electronics: Technology (0.8%)
Checkpoint Systems, Inc.	(a)	1,319	31
EDO Corp.	(c)	635	16
Zygo Corp.	(a)(c)	542	9
			56
Energy — Miscellaneous (1.7%)
Alon USA Energy, Inc.	(c)	1,575	57
Callon Petroleum Co.	(a)(c)	675	9
Giant Industries, Inc.	(a)(c)	266	20
Harvest Natural Resources, Inc.	(a)(c)	877	9
Swift Energy Co.	(a)	418	17
			112
Entertainment (1.4%)
Bluegreen Corp.	(a)(c)	3,561	40
Carmike Cinemas	(c)	202	5
Take-Two Interactive Software, Inc.	(a)(c)	2,433	49
			94
Finance Companies (0.4%)
Accredited Home Lenders Holding Co.	(a)(c)	935	8
Asta Funding, Inc.	(c)	481	21
			29
Financial — Miscellaneous (0.1%)
Federal Agricultural Mortgage Corp.		213	6
Foods (0.7%)
Del Monte Corp.		4,121	47
Health Care Facilities (0.9%)
Psychiatric Solutions, Inc.	(a)	1,422	57
VistaCare, Inc., Class A	(a)(c)	427	4
			61
Health Care Management Services (0.3%)

Molina Healthcare, Inc.	(a)	564	17
Health Care — Miscellaneous (0.2%)
Medical Action Industries, Inc.	(a)	439	11
Health Care Services (0.4%)
Bio-Reference Labs, Inc.	(a)(c)	1,000	25
Homebuilding (1.0%)
Hanover Compressor Co.	(a)(c)	1,788	40
WCI Communities, Inc.	(a)(c)	1,140	24
			64
Hotel/Motel (0.7%)
Lodgian, Inc.	(a)(c)	3,381	45
Household Furnishings (0.4%)
Hooker Furniture Corp.	(c)	361	7
La-Z-Boy, Inc.	(c)	1,115	14
Lifetime Brands, Inc.	(c)	228	5
			26
Insurance: Life (0.6%)
Kansas City Life Insurance Co.	(c)	49	2
Presidential Life Insurance Corp.	(c)	2,065	41
			43
Insurance: Multi-Line (0.0%)
Independence Holding Co.	(c)	129	3
Insurance: Property & Casualty (2.1%)
Affirmative Insurance Holdings, Inc.		351	6
Commerce Group, Inc.		1,862	56
Ohio Casualty Corp.		1,852	55
Selective Insurance Group	(c)	962	25
			142
Internet Software & Services (0.4%)
Openwave Systems, Inc.	(a)(c)	2,886	24
Investment Management Companies (1.4%)
Apollo Investment Corp.	(c)	2,307	49
Capital Southwest Corp.	(c)	126	19
Friedman Billings Ramsey & Co. REIT		3,537	20
Gladstone Capital Corp.		248	6
			94
Leisure Time (0.1%)
Steinway Musical Instruments		142	5
Machinery & Engineering (0.4%)
Applied Industrial Technologies, Inc.	(c)	1,090	27
Machinery: Engines (0.8%)
Briggs & Stratton Corp.	(c)	1,830	56
Machinery: Industrial/Specialty (0.4%)
EnPro Industries, Inc.	(a)	798	29
Machinery: Oil Well Equipment & Services (0.6%)
Lufkin Industries, Inc.		330	18
Oil States International, Inc.	(a)	774	25
			43
Manufactured Housing (0.2%)
Skyline Corp.	(c)	288	10
Manufacturing (0.6%)
Acuity Brands, Inc.		759	41
Materials & Processing — Miscellaneous (0.7%)
Rogers Corp.	(a)(c)	462	20
USEC, Inc.	(c)	1,526	25
			45
Medical & Dental Instruments & Supplies (2.3%)
Inverness Medical Innovations, Inc.	(a)(c)	1,072	47
Sonic Innovations, Inc.	(a)(c)	820	7
STERIS Corp.		1,731	46

Viasys Healthcare, Inc.	(a)	1,527	52
			152
Medical Services (0.4%)
Magellan Health Services, Inc.	(a)	621	26
Metal Fabricating (1.5%)
Commercial Metals Co.		640	20
Encore Wire Corp.	(c)	556	14
Lone Star Technologies, Inc.	(a)	447	29
Ryerson, Inc.	(c)	952	38
			101
Multi-Sector Companies (0.4%)
Sequa Corp., Class A	(a)	210	25
Office Furniture & Business Equipment (0.5%)
Ikon Office Solutions, Inc.		2,348	34
Oil: Crude Producers (0.7%)
Edge Petroleum Corp.	(a)(c)	595	8
Stone Energy Corp.	(a)	1,215	36
			44
Paper (1.3%)
Bowater, Inc.		2,523	60
Rock-Tenn Co.		866	29
			89
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.		791	37
Production Technology Equipment (0.6%)
Credence Systems Corp.	(a)(c)	11,340	38
Publishing (0.6%)
Journal Register Co.	(c)	6,432	38
Publishing — Miscellaneous (0.6%)
Scholastic Corp.	(a)	1,365	42
Real Estate Investment Trusts (REIT) (7.6%)
American Financial Realty Trust REIT		4,960	50
BioMed Realty Trust, Inc. REIT	(c)	1,975	52
Deerfield Triarc Capital Corp. REIT		2,663	40
Equity One, Inc. REIT		1,719	46
Innkeepers USA Trust REIT		2,296	37
KKR Financial Corp., Class A REIT		1,940	53
Lexington Corporate Properties Trust REIT	(c)	2,446	52
Pennsylvania Real Estate Investment Trust REIT	(c)	1,182	52
RAIT Investment Trust REIT		1,868	52
Realty Income Corp. REIT	(c)	2,087	59
Tarragon Corp. REIT	(c)	850	9
			502
Restaurants (1.6%)
Bob Evans Farms, Inc.		1,406	52
Luby’s, Inc.	(a)	4,208	41
O’Charleys, Inc.	(a)	699	13
			106
Retail (6.6%)
Big Lots, Inc.	(a)(c)	2,043	64
Bon-Ton Stores, Inc.	(c)	256	14
Borders Group, Inc.	(c)	2,501	51
Cato Corp.		1,674	39
Central Garden & Pet Co.	(a)(c)	428	6
Central Garden & Pet Co., Class A	(a)(c)	856	13
Charming Shoppes, Inc.	(a)	4,436	57
Conn’s, Inc.	(a)(c)	573	14
Global Imaging Systems, Inc.	(a)(c)	1,270	25
Lawson Products, Inc.		228	9
Pantry, Inc. (The)	(a)	345	16

Payless Shoesource, Inc.	(a)	1,743	58
Regis Corp.		1,058	43
Stein Mart, Inc.	(c)	1,451	24
			433
Savings & Loan (0.3%)
BFC Financial Corp.	(a)	997	4
ITLA Capital Corp.		109	6
KNBT Bancorp, Inc.		755	11
			21
Services: Commercial (4.2%)
AMN Healthcare Services, Inc.	(a)	666	15
BearingPoint, Inc.	(a)(c)	3,627	28
Kelly Services, Inc., Class A		860	28
Kforce, Inc.	(a)(c)	3,710	51
Labor Ready, Inc.	(a)	1,055	20
Live Nation, Inc.	(a)	2,398	53
MPS Group, Inc.	(a)	1,177	17
PHH Corp.	(a)	1,094	33
Unifirst Corp.	(c)	277	10
World Fuel Services Corp.		477	22
			277
Shoes (0.2%)
Shoe Carnival, Inc.	(a)	333	11
Steel (1.4%)
AK Steel Holding Corp.	(a)	2,547	60
Schnitzer Steel Industries, Inc.	(c)	443	18
Wheeling-Pittsburgh Corp.	(a)(c)	609	14
			92
Telecommunications Equipment (1.1%)
Andrew Corp.	(a)	4,894	52
Mastec, Inc.	(a)(c)	1,335	15
Powerwave Technologies, Inc.	(a)(c)	1,592	9
			76
Textile Apparel Manufacturers (1.0%)
Kellwood Co.	(c)	604	17
Warnaco Group, Inc. (The)	(a)	1,751	50
			67
Transportation — Miscellaneous (1.4%)
Pacer International, Inc.		1,640	44
Sirva, Inc.	(a)	13,726	49
			93
Truckers (0.7%)
Arkansas Best Corp.	(c)	237	8
Old Dominion Freight Line, Inc.	(a)(c)	592	17
PAM Transportation Services, Inc.	(a)	321	7
Quality Distribution, Inc.	(a)(c)	1,460	13
			45
Utilities: Electrical (2.2%)
PNM Resources, Inc.		1,852	60
Unisource Energy Corp.		592	22
Westar Energy, Inc.		2,260	62
			144
Utilities: Gas Distributors (1.1%)
Laclede Group, Inc. (The)		579	18
New Jersey Resources Corp.	(c)	388	19
Northwestern Corp.	(c)	520	19
WGL Holdings, Inc.	(c)	618	20
			76
Utilities: Telecommunications (0.1%)
North Pittsburgh Systems, Inc.	(c)	422	9

Wholesale & International Trade (0.4%)
Central European Distribution Corp.	(a)(c)	1,003	29
Wholesalers (0.8%)
United Stationers Supply, Inc.	(a)	928	56
Total Common Stocks (Cost $6,484)			6,566
		Face
		Amount
		(000)
Short-Term Investments (33.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.1%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	48	48
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	34	34
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		17	17
Bancaja, 5.36%, 4/19/07	(h)	17	17
Bank of America Corp., 5.32%, 4/2/07	(h)	54	54
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	17	17
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	34	34
BNP Paribas plc, 5.33%, 5/21/07	(h)	34	34
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	68	68
CIC, New York,
5.30%, 4/3/07	(h)	24	24
5.34%, 4/2/07	(h)	34	34
CIT Group Holdings, 5.37%, 7/18/07	(h)	61	61
Credit Suisse First Boston, New York,
5.29%, 5/15/07		34	34
5.32%, 4/2/07	(h)	20	20
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		327	327
5.46%, 4/2/07		136	136
Dexia Bank, New York, 5.32%, 4/2/07	(h)	34	34
First Tennessee Bank, 5.33%, 4/17/07	(h)	17	17
Gemini Securitization Corp., 5.41%, 4/2/07		49	49
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	17	17
5.55%, 4/2/07	(h)	32	32
HSBC Finance Corp., 5.33%, 4/10/07	(h)	17	17
Mane Funding Corp., 5.29%, 4/10/07		24	24
Manufacturers & Traders, 5.30%, 4/16/07	(h)	20	20
Marshall & Ilsley Bank, 5.37%, 12/17/07		34	34
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	18	18
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	51	51
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	34	34
5.34%, 4/2/07	(h)	34	34
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	26	26
National City Bank Cleveland, 5.32%, 4/2/07	(h)	17	17
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	68	68
Nationwide Building Society, 5.43%, 6/28/07	(h)	39	39
Nordea Bank, New York, 5.31%, 4/2/07	(h)	51	51
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		20	20
Rheingold Securitization, 5.32%, 5/15/07		30	30
Sedna Finance, Inc., 5.32%, 5/15/07		9	9
Skandi, New York, 5.32%, 4/10/07	(h)	34	34
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	34	34
Tulip Funding Corp., 5.36%, 4/30/07		68	68
UBS Securities LLC, 5.40%, 4/2/07		334	334
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	38	38

Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	24	24
			2,132
Repurchase Agreement (1.0%)
J.P. Morgan Securities, Inc., 5.28%, dated 3/30/07, due 4/2/07, repurchase price $69	(f)	69	69
Total Short-Term Investments (Cost $2,201)			2,201
Total Investments (132.1%) + (Cost $8,685) — including $2,068 of Securities Loaned			8,767
Liabilities in Excess of Other Assets (-32.1%)			(2,132)
Net Assets (100%)			6,635

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $2,068,000. This was secured by collateral of $2,132,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $8,685,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $82,000 of which $559,000 related to appreciated securities and $477,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.3%)
Aerospace/Defense-Equipment (0.7%)
Esterline Technologies Corp.	(a)	1,266	$52
Air Transport (2.4%)
AAR Corp.	(a)	1,213	33
Alaska Air Group, Inc.	(a)	777	30
EGL, Inc.	(a)(c)	1,590	63
ExpressJet Holdings, Inc.	(a)(c)	1,786	10
Skywest, Inc.		1,213	33
			169
Apparel, Accessories & Luxury Goods (0.7%)
Quiksilver, Inc.	(a)	4,362	51
Auto Parts: After Market (1.3%)
Accuride Corp.	(a)	991	14
Keystone Automotive Industries, Inc.	(a)	800	27
Navistar International Corp.	(a)	1,049	48
			89
Auto Parts: Original Equipment (0.5%)
Noble International Ltd.		310	5
Sauer-Danfoss, Inc.		939	28
			33
Banks: Outside New York City (2.2%)
International Bancshares Corp.	(c)	1,602	48
Investors Bancorp, Inc.	(a)(c)	2,293	33
Southside Bancshares, Inc.	(c)	264	6
SVB Financial Group	(a)(c)	742	36
Wintrust Financial Corp.	(c)	766	34
			157
Biotechnology Research & Production (3.3%)
Albany Molecular Research, Inc.	(a)(c)	1,823	18
Digene Corp.	(a)	1,163	50
Kendle International, Inc.	(a)(c)	1,556	55
Lexicon Genetics, Inc.	(a)(c)	12,795	47
Martek Biosciences Corp.	(a)(c)	1,221	25
PRA International	(a)(c)	661	14
Telik, Inc.	(a)(c)	4,839	26
			235
Building Materials (0.2%)
NCI Building Systems, Inc.	(a)(c)	232	11
Building: Plumbing & Heating (0.4%)
Interline Brands, Inc.	(a)	1,147	25
Casinos & Gambling (0.6%)
MTR Gaming Group, Inc.	(a)	611	8
Pinnacle Entertainment, Inc.	(a)	1,173	34
			42
Chemicals (0.3%)
Arch Chemicals, Inc.		606	19
Coal (0.6%)
Alpha Natural Resources, Inc.	(a)(c)	1,393	22
International Coal Group, Inc.	(a)(c)	3,085	16
Westmoreland Coal Co.	(a)	166	3
			41
Commercial Information Services (0.2%)

infoUSA, Inc.		1,377	13
Communications Technology (4.7%)
Anixter International, Inc.	(a)(c)	906	60
Brocade Communications Systems, Inc.	(a)	5,364	51
CBeyond Communications	(a)(c)	1,527	45
CommScope, Inc.	(a)(c)	1,487	64
SAVVIS, Inc.	(a)	574	28
Standard Micosystems Corp.	(a)	572	17
Tekelec	(a)(c)	2,436	36
UTstarcom, Inc.	(a)(c)	3,139	26
			327
Computer Services Software & Systems (7.2%)
Agile Software Corp.	(a)(c)	7,838	55
CACI International, Inc., Class A	(a)	704	33
COMSYS IT Partners, Inc.	(a)(c)	491	10
iGate Corp.	(a)(c)	2,680	22
JDA Software Group, Inc.	(a)	3,470	52
Mantech International Corp., Class A	(a)	393	13
Mapinfo Corp.	(a)(c)	4,184	84
Mercury Computer Systems, Inc.	(a)(c)	531	7
Merge Technologies, Inc.	(a)(c)	143	1
Ness Technologies, Inc.	(a)(c)	3,361	43
Progress Software Corp.	(a)	1,434	45
Schawk, Inc.	(c)	663	12
SRA International, Inc., Class A	(a)(c)	1,447	35
Vignette Corp.	(a)	2,683	50
Wind River Systems	(a)(c)	4,552	45
			507
Computer Technology (0.5%)
Komag, Inc.	(a)(c)	657	22
Radisys Corp.	(a)	807	13
			35
Construction (0.3%)
Granite Construction, Inc.		439	24
Consumer Electronics (1.2%)
Infospace, Inc.	(a)(c)	1,850	48
Ipass, Inc.	(a)(c)	6,968	35
			83
Consumer Products (0.2%)
Jarden Corp.	(a)(c)	343	13
Consumer Staples — Miscellaneous (0.2%)
ACCO Brands Corp.	(a)	573	14
Containers & Packaging: Paper & Plastic (0.8%)
Silgan Holdings, Inc.		1,109	57
Copper (0.6%)
Mueller Industries, Inc.		1,455	44
Cosmetics (0.0%)
Parlux Fragrances, Inc.	(a)(c)	404	2
Diversified Materials & Processing (2.3%)
Armor Holdings, Inc.	(a)	855	57
Barnes Group, Inc.	(c)	1,206	28
Lancaster Colony Corp.		648	29
Olin Corp.		2,793	47
			161
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.		449	11
Drugs & Pharmaceuticals (4.4%)
Hi-Tech Pharmacal Co., Inc.	(a)(c)	1,156	13
Medicis Pharmaceutical	(c)	1,485	46
OSI Pharmaceuticals, Inc.	(a)	2,082	69

Perrigo Co.		1,396	25
Pharmion Corp.	(a)(c)	2,459	64
Salix Pharmaceuticals Ltd.	(a)(c)	3,893	49
Valeant Pharmaceuticals International		2,320	40
			306
Education Services (0.9%)
Corinthian Colleges, Inc.	(a)(c)	4,684	64
Electrical & Electronics (0.2%)
TTM Technologies, Inc.	(a)	1,781	17
Electrical Equipment & Components (1.0%)
A.O. Smith Corp.		640	25
Greatbatch, Inc.	(a)	514	13
RF Micro Devices, Inc.	(a)(c)	5,126	32
			70
Electronics (0.5%)
Avid Technology, Inc.	(a)(c)	981	34
Electronics: Instruments Gauges & Meters (0.4%)
Watts Water Technologies, Inc., Class A	(c)	732	28
Electronics: Medical Systems (1.7%)
Bruker BioSciences Corp.	(a)	5,803	61
Candela Corp.	(a)(c)	3,551	41
Zoll Medical Corp.	(a)	726	19
			121
Electronics: Semi-Conductors/Components (3.7%)
Amkor Technology, Inc.	(a)	3,582	45
Benchmark Electronics, Inc.	(a)	1,653	34
Genesis Microchip, Inc.	(a)(c)	1,471	14
Ikanos Communications, Inc.	(a)(c)	3,935	31
Integrated Device Technology, Inc.	(a)	609	9
IXYS Corp.	(a)(c)	1,022	10
ON Semiconductor Corp.	(a)(c)	5,689	51
Photon Dynamics, Inc.	(a)(c)	316	4
Plexus Corp.	(a)	2,054	35
Skyworks Solutions, Inc.	(a)	4,436	25
			258
Electronics: Technology (0.9%)
Omnivision Technologies, Inc.	(a)(c)	4,308	56
Secure Computing Corp.	(a)	1,367	10
			66
Energy — Miscellaneous (2.4%)
Alon USA Energy, Inc.	(c)	576	21
Energy Partners Ltd.	(a)(c)	924	17
Giant Industries, Inc.	(a)	269	20
Helix Energy Solutions Group, Inc.	(a)	360	14
Swift Energy Co.	(a)	1,038	43
Todco	(a)	1,347	54
			169
Entertainment (0.6%)
Take-Two Interactive Software, Inc.	(a)(c)	2,245	45
Finance Companies (0.7%)
Asta Funding, Inc.	(c)	526	23
Jefferies Group, Inc.		999	29
			52
Financial — Miscellaneous (1.5%)
Advanta Corp., Class B		971	43
Asset Acceptance Capital Corp.	(a)	996	15
Harris & Harris Group, Inc.	(a)(c)	3,865	50
			108
Forest Products (0.3%)
Universal Forest Products, Inc.	(c)	379	19

Glass (0.3%)
Apogee Enterprises, Inc.		1,000	20
Health Care Facilities (1.3%)
Medcath Corp.	(a)	630	17
Psychiatric Solutions, Inc.	(a)	1,825	73
VistaCare, Inc., Class A	(a)(c)	527	5
			95
Health Care Management Services (0.7%)
Centene Corp.	(a)(c)	253	5
Corvel Corp.	(a)	276	8
Molina Healthcare, Inc.	(a)	777	24
Sierra Health Services, Inc.	(a)(c)	242	10
			47
Health Care — Miscellaneous (0.9%)
Medical Action Industries, Inc.	(a)	540	13
NBTY, Inc.	(a)	1,012	54
			67
Health Care Services (1.5%)
Amedisys, Inc.	(a)(c)	1,166	38
Matria Healthcare, Inc.	(a)(c)	216	6
Sunrise Senior Living, Inc.	(a)(c)	1,558	61
			105
Homebuilding (0.6%)
Brookfield Homes Corp.	(c)	1,078	35
M/I Homes, Inc.	(c)	347	9
			44
Hotel/Motel (0.6%)
Lodgian, Inc.	(a)(c)	3,465	46
Household Furnishings (0.4%)
American Woodmark Corp.		286	10
Lifetime Brands, Inc.		890	19
			29
Identification Control & Filter Devices (0.1%)
X-Rite, Inc.		387	5
Industrial Products (0.2%)
A.M. Castle & Co.	(c)	389	11
Insurance: Multi-Line (0.3%)
HealthExtras, Inc.	(a)	670	19
Internet Software & Services (0.8%)
Realnetworks, Inc.	(a)(c)	6,935	54
Investment Management Companies (0.7%)
National Financial Partners Corp.		1,036	49
Machinery & Engineering (0.4%)
Applied Industrial Technologies, Inc.		1,278	31
Machinery: Industrial/Specialty (0.2%)
Columbus McKinnon Corp.	(a)	528	12
Machinery: Oil Well Equipment & Services (0.8%)
Gulf Island Fabrication, Inc.	(c)	366	10
Oil States International, Inc.	(a)	799	26
W-H Energy Services, Inc.		394	18
			54
Machinery: Specialty (0.7%)
Semitool, Inc.	(a)(c)	3,578	47
Manufactured Housing (0.8%)
Palm Harbor Homes, Inc.	(a)(c)	679	10
Winnebago Industries, Inc.	(c)	1,456	49
			59
Manufacturing (1.8%)
Actuant Corp., Class A	(c)	980	50
Acuity Brands, Inc.	(c)	1,361	74

			124
Medical & Dental Instruments & Supplies (4.7%)
Arrow International, Inc.	(c)	1,705	55
Biosite Diagnostics, Inc.	(a)	697	58
ICU Medical, Inc.	(a)(c)	722	28
Inverness Medical Innovations, Inc.	(a)(c)	1,238	54
Sonic Innovations, Inc.	(a)(c)	950	8
Viasys Healthcare, Inc.	(a)	1,668	57
West Pharmacetical Services, Inc.		1,437	67
			327
Medical Services (0.5%)
Parexel International Corp.	(a)	1,048	38
Metal Fabricating (1.6%)
Lone Star Technologies, Inc.	(a)	952	63
Superior Essex, Inc.	(a)	1,437	50
			113
Office Furniture & Business Equipment (0.2%)
Kimball International, Inc., Class B		640	12
Oil: Crude Producers (0.9%)
PetroHawk Energy Corp.	(a)	4,651	61
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.		871	40
Printing & Copying Services (0.5%)
Consolidated Graphics, Inc.	(a)	459	34
Production Technology Equipment (0.6%)
Mattson Technology, Inc.	(a)	3,320	30
MTS Systems Corp.	(c)	394	16
			46
Real Estate Investment Trusts (REIT) (2.9%)
BioMed Realty Trust, Inc. REIT	(c)	1,664	44
Eastgroup Properties REIT		1,150	59
Mid-America Apartment Communities, Inc. REIT	(c)	916	51
Resource Capital Corp. REIT	(c)	3,162	51
			205
Rental & Leasing Services: Consumer (0.3%)
Amerco, Inc.	(a)(c)	281	20
Restaurants (1.4%)
Rare Hospitality International, Inc.	(a)	1,327	40
Ruby Tuesday, Inc.	(c)	2,050	59
			99
Retail (9.0%)
1-800-FLOWERS.COM, Inc., Class A	(a)(c)	739	6
America’s Car-Mart, Inc.	(a)(c)	206	3
Brown Shoe Co., Inc.		1,051	44
Build-A-Bear Workshop, Inc.	(a)(c)	559	15
Central Garden & Pet Co.	(a)(c)	688	10
Central Garden & Pet Co., Class A	(a)(c)	1,376	20
Charming Shoppes, Inc.	(a)	2,400	31
Children’s Place Retail Stores, Inc. (The)	(a)	1,179	66
CKE Restaurants, Inc.		2,464	46
Conn’s, Inc.	(a)(c)	879	22
Dress Barn, Inc.	(a)(c)	870	18
Drugstore.Com, Inc.	(a)	2,007	5
Global Imaging Systems, Inc.	(a)(c)	1,554	30
MarineMax, Inc.	(a)(c)	447	10
Morton’s Restaurant Group, Inc.	(a)	2,054	37
New York & Co., Inc.	(a)(c)	3,530	56
Nu Skin Enterprises, Inc., Class A	(c)	804	13
Pantry, Inc. (The)	(a)	1,175	53
Payless Shoesource, Inc.	(a)	1,466	49

Priceline.com, Inc.	(a)(c)	1,253	67
School Specialty, Inc.	(a)(c)	741	27
			628
Securities Brokerage & Services (0.1%)
MarketAxess Holdings, Inc.	(a)	237	4
Services: Commercial (6.0%)
Aaron Rents, Inc.	(c)	1,116	29
AMN Healthcare Services, Inc.	(a)(c)	1,168	26
Barrett Business Services	(c)	289	7
Hudson Highland Group, Inc.	(a)	2,793	44
Kelly Services, Inc., Class A		1,565	50
Kforce.com, Inc.	(a)	3,857	53
Labor Ready, Inc.	(a)	2,454	47
Live Nation, Inc.	(a)	2,316	51
Monro Muffler, Inc.	(c)	475	17
MPS Group, Inc.	(a)	1,638	23
Spherion Corp.	(a)	5,333	47
World Fuel Services Corp.		644	30
			424
Steel (1.1%)
AK Steel Holding Corp.	(a)	3,254	76
Telecommunications Equipment (1.0%)
Arris Group, Inc.	(a)	4,155	59
Symmetricom, Inc.	(a)(c)	1,087	9
			68
Textile Apparel Manufacturers (0.7%)
Warnaco Group, Inc. (The)	(a)	1,810	51
Toys (0.2%)
Leapfrog Enterprises, Inc.	(a)(c)	1,169	13
Transportation — Miscellaneous (0.7%)
Dynamex, Inc.	(a)(c)	273	7
Greenbrier Cos., Inc.	(c)	361	10
Pacer International, Inc.		1,110	30
			47
Truckers (0.3%)
Old Dominion Freight Line	(a)	609	18
Utilities: Telecommunications (0.0%)
Radyne Corp.	(a)(c)	369	3
Warehouse/Industrial (0.5%)
Centennial Communications Corp.	(a)	4,187	34
Wholesale & International Trade (0.4%)
Central European Distribution Corp.	(a)(c)	1,110	32
Wholesalers (0.2%)
WESCO International, Inc.	(a)	232	15
Total Common Stocks (Cost $6,651)			6,898
		Face
		Amount
		(000)
Short-Term Investments (33.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.1%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	50	50
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	36	36
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		17	17
Bancaja, 5.36%, 4/19/07	(h)	18	18
Bank of America Corp., 5.32%, 4/2/07	(h)	57	57
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	18	18
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	36	36
BNP Paribas plc, 5.33%, 5/21/07	(h)	36	36
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	72	72

CIC, New York,
5.30%, 4/3/07	(h)	25	25
5.34%, 4/2/07	(h)	36	36
CIT Group Holdings, 5.37%, 7/18/07	(h)	65	65
Credit Suisse First Boston, New York,
5.29%, 5/15/07		36	36
5.32%, 4/2/07	(h)	21	21
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		345	345
5.46%, 4/2/07		143	143
Dexia Bank, New York, 5.32%, 4/2/07	(h)	36	36
First Tennessee Bank, 5.33%, 4/17/07	(h)	18	18
Gemini Securitization Corp., 5.41%, 4/2/07		52	52
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	18	18
5.55%, 4/2/07	(h)	34	34
HSBC Finance Corp., 5.33%, 4/10/07	(h)	18	18
Mane Funding Corp., 5.29%, 4/10/07		26	26
Manufacturers & Traders, 5.30%, 4/16/07	(h)	22	22
Marshall & Ilsley Bank, 5.37%, 12/17/07		36	36
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	19	19
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	54	54
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	36	36
5.34%, 4/2/07	(h)	36	36
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	28	28
National City Bank Cleveland, 5.32%, 4/2/07	(h)	18	18
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	72	72
Nationwide Building Society, 5.43%, 6/28/07	(h)	41	41
Nordea Bank, New York, 5.31%, 4/2/07	(h)	54	54
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		21	21
Rheingold Securitization, 5.32%, 5/15/07		32	32
Sedna Finance, Inc., 5.32%, 5/15/07		9	9
Skandi, New York, 5.32%, 4/10/07	(h)	36	36
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	36	36
Tulip Funding Corp., 5.36%, 4/30/07		72	72
UBS Securities LLC, 5.40%, 4/2/07		352	352
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	39	39
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	25	25
			2,251
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc.,5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $117	(f)	117	117
Total Short-Term Investment (Cost $2,368)			2,368
Total Investments (132.1%) + (Cost $9,019) — Including $2,201 of Securities Loaned			9,266
Liabilities in Excess of Other Assets (-32.1%)			(2,252)
Net Assets (100%)			$7,014

(a)	Nonincome producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $2,201,000. This was secured by collateral of $2,251,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to

7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $9,019,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $247,000 of which $694,000 related to appreciated securities and $447,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000
(United States)	1	$81	Jun-07	$3

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.6%)
Aerospace/Defense Equipment (0.3%)
Kaman Corp.		924	$22
Air Transport (0.7%)
Republic Airways Holdings, Inc.	(a)(c)	795	18
Skywest, Inc.		1,048	29
			47
Airlines (0.3%)
Continental Airlines, Inc., Class B	(a)	507	18
Auto Parts: After Market (0.2%)
Commercial Vehicle Group, Inc.	(a)	553	11
Auto Trucks & Parts (1.0%)
Lear Corp.	(a)	1,511	55
Modine Manufacturing Co.	(c)	695	16
			71
Automobiles (0.7%)
Navistar International Corp.	(a)	1,063	49
Banks: New York City (0.6%)
Community Bank System, Inc.		1,966	41
Banks: Outside New York City (8.1%)
1st Source Corp.		614	16
Arrow Financial Corp.	(c)	208	5
Banner Corp.		446	19
Boston Private Financial Holdings, Inc.		957	27
Cadence Financial Corp.	(c)	124	2
Central Pacific Financial Corp.	(c)	1,694	62
Chemical Financial Corp.	(c)	1,388	41
Citizens First Bancorp, Inc.	(c)	233	5
First Bancorp/Puerto Rico	(c)	5,311	70
First Citizens BancShares, Inc., Class A		176	35
First Merchants Corp.	(c)	635	15
Franklin Bank Corp.	(a)(c)	662	12
Freemont General Corp.	(c)	2,103	15
GB&T Bancshares, Inc.	(c)	1,197	22
Irwin Financial Corp.	(c)	1,888	35
MainSource Financial Group, Inc.	(c)	426	7
MBT Financial Corp.	(c)	326	4
Omega Financial Corp.	(c)	1,242	35
Oriental Financial Group		927	11
Provident Bancshares Corp.	(c)	1,115	37
Security Bank Corp.	(c)	208	4
Simmons First National Corp., Class A		857	26
Sun Bancorp, Inc./NJ	(a)(c)	645	12
Susquehanna Bancshares, Inc.	(c)	2,522	59
			576
Biotechnology Research & Production (1.1%)
Albany Molecular Research, Inc.	(a)(c)	1,191	12
Martek Biosciences Corp.	(a)	1,983	41
PharmaNet Development Group, Inc.	(a)(c)	921	24
			77
Building Materials (0.4%)
BlueLinx Holdings, Inc.	(c)	823	9
Building Material Holding Corp.	(c)	1,222	22
			31

Building: Miscellaneous (0.5%)
Beazer Homes USA, Inc.	(c)	832	24
Comfort Systems USA, Inc.	(c)	1,136	14
			38
Chemicals (2.2%)
Cambrex Corp.		568	14
Georgia Gulf Corp.	(c)	1,155	19
PolyOne Corp.	(a)(c)	3,368	20
Rockwood Holdings, Inc.	(a)	1,837	51
Schulman (A), Inc.		2,096	49
			153
Coal (0.9%)
International Coal Group, Inc.	(a)(c)	9,038	48
Massey Energy Co.	(c)	600	14
			62
Commercial Banks (2.2%)
Alabama National Bancorp	(c)	403	29
Centennial Bank Holdings, Inc.	(a)(c)	4,353	38
First Community Bancorp/CA		748	42
South Financial Group, Inc. (The)		787	19
W Holding Co., Inc.	(c)	5,667	28
			156
Commercial Information Services (0.7%)
CMGI, Inc.	(a)(c)	24,710	52
Communications Technology (1.5%)
Anixter International, Inc.	(a)(c)	254	17
Black Box Corp.	(c)	831	31
Cogent Communications Group, Inc.	(a)	1,356	32
Utstarcom, Inc.	(a)(c)	3,539	29
			109
Computer Services Software & Systems (2.5%)
Bisys Group, Inc.	(a)	3,533	40
Borland Software Corp.	(a)(c)	2,803	15
JDA Software Group, Inc.	(a)	2,374	36
Perot Systems Corp., Class A	(a)	3,768	67
Schawk, Inc.	(c)	1,162	21
			179
Computer Technology (1.9%)
Hutchinson Technology, Inc.	(a)(c)	242	6
Imation Corp.		1,323	53
Komag, Inc.	(a)(c)	770	25
Palm, Inc.	(a)(c)	2,657	48
Quantum Corp.	(a)	616	2
			134
Construction (0.8%)
Emcor Group, Inc.	(a)	990	58
Containers & Packaging (0.7%)
Owens-Illinois, Inc.	(a)	1,847	48
Copper (0.4%)
Mueller Industries, Inc.		943	28
Diversified Financial Services (1.2%)
First Niagara Financial Group, Inc.		4,349	60
MVC Capital, Inc.		1,707	27
			87
Diversified Materials & Processing (0.2%)
Olin Corp.		799	14
Drug & Grocery Store Chains (0.5%)
Casey’s General Stores, Inc.		1,097	27
Spartan Stores, Inc.		225	6
			33

Drugs & Pharmaceuticals (0.7%)
Perrigo Co.		2,959	52
Electrical Equipment & Components (0.8%)
Smith, A.O.Corp.		823	31
Technitrol, Inc.		874	23
			54
Electronics (0.6%)
Avid Technology, Inc.	(a)(c)	1,021	36
Methode Electonics, Inc.		268	4
			40
Electronics: Semi-Conductors/Components (2.3%)
Benchmark Electronics, Inc.	(a)	2,332	48
Conexant Systems, Inc.	(a)(c)	27,031	45
Cubic Corp.	(c)	1,260	27
Genesis Microchip, Inc.	(a)	785	7
Silicon Storage Technology	(a)	6,691	33
			160
Electronics: Technology (0.5%)
Checkpoint Systems, Inc.	(a)	1,550	37
Energy — Miscellaneous (1.2%)
Alon USA Energy, Inc.		666	24
Callon Petroleum Co.	(a)(c)	3,541	48
Harvest Natural Resources, Inc.	(a)	1,104	11
			83
Engineering & Contracting Services (0.2%)
URS Corp.	(a)	265	11
Entertainment (1.7%)
Bluegreen Corp.	(a)(c)	3,238	37
Carmike Cinemas	(c)	1,098	25
Take-Two Interactive Software, Inc.	(a)(c)	2,797	56
			118
Finance Companies (0.3%)
Accredited Home Lenders Holding Co.	(a)(c)	665	6
MCG Capital Corp.	(c)	944	18
			24
Financial — Miscellaneous (1.8%)
Advanta Corp., Class B		602	27
Deluxe Corp.		1,115	37
Federal Agricultural Mortgage Corp., Class C		284	8
LandAmerica Financial Group, Inc.	(c)	735	54
			126
Foods (2.0%)
Del Monte Corp.		3,152	36
Premium Standard Farms, Inc.		723	15
Ralcorp Holdings, Inc.	(a)	158	10
Ruddick Corp.	(c)	1,331	40
Smithfield Foods, Inc.	(a)	1,356	41
			142
Health Care Facilities (0.2%)
National Healthcare Corp.	(c)	214	11
Health Care Services (1.7%)
Alliance Imaging, Inc.	(a)(c)	354	3
AMERIGROUP Corp.	(a)	1,509	46
Odyssey HealthCare, Inc.	(a)	1,210	16
Sunrise Senior Living, Inc.	(a)(c)	1,447	57
			122
Homebuilding (1.6%)
Hovnanian Enterprises, Inc.	(a)	1,995	50
Meritage Homes Corp.	(a)(c)	937	30
Orleans Homebuilders, Inc.	(c)	295	3
Technical Olympic USA, Inc.	(c)	297	1
WCI Communities, Inc.	(a)(c)	1,319	28
			112

Household Furnishings (0.4%)
La-Z-Boy, Inc.	(c)	2,447	30
Industrial Products (0.4%)
A.M. Castle & Co.	(c)	1,070	31
Insurance (0.5%)
Hanover Insurance Group, Inc. (The)		758	35
Insurance: Life (0.3%)
American Equity Investment Life Holding Co.	(c)	123	2
Conseco, Inc.	(a)	1,043	18
			20
Insurance: Property & Casualty (1.0%)
Commerce Group, Inc.		2,276	68
Investment Management Companies (2.4%)
Apollo Investment Corp.	(c)	3,118	66
Capital Southwest Corp.		90	14
Friedman Billings Ramsey Group, Inc., Class A REIT	(c)	7,781	43
Piper Jaffray Cos.	(a)	710	44
			167
Leisure Time (0.6%)
K2, Inc.	(a)	3,562	43
Machinery: Industrial/Specialty (0.7%)
EnPro Industries, Inc.	(a)	429	15
Kennametal, Inc.		499	34
			49
Machinery: Oil Well Equipment & Services (0.5%)
Helmerich & Payne, Inc.		844	26
Parker Drilling Co.	(a)	985	9
			35
Manufacturing (0.7%)
Acuity Brands, Inc.		533	29
Koppers Holdings, Inc.		610	16
Standex International Corp.		213	6
			51
Manufacturing: Diversified (0.5%)
Griffon Corp.	(a)	1,403	35
Materials & Processing — Miscellaneous (0.7%)
Metal Management, Inc.		1,089	50
Medical & Dental Instruments & Supplies (0.8%)
Inverness Medical Innovations, Inc.	(a)(c)	1,269	56
Medical Services (0.6%)
Magellan Health Services, Inc.	(a)	904	38
Option Care, Inc.	(c)	206	3
			41
Metal Fabricating (1.8%)
Commercial Metals Co.		672	21
Lone Star Technologies, Inc.	(a)	632	42
Ryerson, Inc.	(c)	1,008	40
Superior Essex, Inc.	(a)	704	24
			127
Multi-Sector Companies (0.4%)
Sequa Corp., Class A	(a)	244	29
Oil: Crude Producers (0.6%)
Cimarex Energy Co.		286	11
Forest Oil Corp.	(a)(c)	341	11
Stone Energy Corp.	(a)	629	19
			41
Paper (1.4%)
Bowater, Inc.		1,639	39
Caraustar Industries, Inc.	(a)(c)	603	4
Chesapeake Corp.	(c)	1,246	19
Rock-Tenn Co.		1,045	34
			96

Publishing — Miscellaneous (0.7%)
Scholastic Corp.	(a)	1,692	53
Railroad Equipment (0.1%)
Freightcar America, Inc.	(c)	187	9
Real Estate Investment Trusts (REIT) (10.9%)
American Financial Realty Trust REIT	(c)	4,675	47
Anworth Mortgage Asset Corp. REIT		1,472	14
Ashford Hospitality Trust, Inc. REIT		1,190	14
Crystal River Capital, Inc. REIT		1,354	36
Deerfield Triarc Capital Corp. REIT	(c)	2,824	42
Entertainment Properties Trust REIT		1,109	67
GMH Communities Trust REIT		4,103	41
Healthcare Realty Trust, Inc. REIT	(c)	1,443	54
Highland Hospitality Corp. REIT		3,845	69
Innkeepers USA Trust REIT		2,534	41
KKR Financial Corp. REIT		2,565	70
Lexington Corporate Properties Trust REIT	(c)	2,929	62
Luminent Mortgage Capital, Inc. REIT	(c)	4,340	39
National Retail Properties REIT	(c)	2,061	50
Pennsylvania Real Estate Investment Trust REIT	(c)	1,182	53
RAIT Investment Trust REIT	(c)	1,279	36
Resource Capital Corp. REIT		2,019	33
			768
Reinsurance (0.7%)
Endurance Specialty Holdings Ltd.		761	27
Odyssey Re Holdings Corp.	(a)	561	22
			49
Rental & Leasing Services: Consumer (0.5%)
Dollar Thrifty Automotive Group	(a)(c)	715	36
Restaurants (0.9%)
Bob Evans Farms, Inc.		1,724	64
Retail (6.7%)
AC Moore Arts & Crafts, Inc.	(a)(c)	959	20
Bon-Ton Stores, Inc. (The)	(c)	960	54
Borders Group, Inc.	(c)	2,443	50
Central Garden & Pet Co.	(a)(c)	1,081	16
Central Garden & Pet Co., Class A	(a)	2,162	32
Charming Shoppes, Inc.	(a)	2,011	26
Conn’s, Inc.	(a)(c)	533	13
Global Imaging Systems, Inc.	(a)	1,771	35
Insight Enterprises, Inc.	(a)	1,664	30
Landry’s Seafood Restaurants	(c)	1,828	54
MarineMax, Inc.	(a)(c)	534	12
Pantry, Inc. (The)	(a)	433	20
Pier 1 Imports, Inc.	(c)	4,662	32
Stein Mart, Inc.	(c)	3,053	50
Zale Corp.	(a)	1,095	29
			473
Savings & Loan (1.3%)
Berkshire Hills Bancorp, Inc.		147	5
BFC Financial Corp.	(a)	1,004	4
Downey Financial Corp.	(c)	989	64
Itla Capital Corp.		109	6
KNBT Bancorp, Inc.	(c)	982	15
			94
Securities Brokerage & Services (0.1%)
Marketaxess Holdings, Inc.	(a)	500	8
Semiconductor Equipment (0.5%)
Photronics, Inc.	(a)	2,197	34
Services: Commercial (2.5%)
Autobytel, Inc.	(a)	1,160	4
Hudson Highland Group, Inc.	(a)(c)	1,217	19
Kelly Services, Inc., Class A		953	31

Live Nation, Inc.	(a)	1,619	36
Maximus, Inc.	(c)	515	18
MPS Group, Inc.	(a)	2,000	28
Source Interlink Cos., Inc.	(a)(c)	2,570	17
Unifirst Corp.	(c)	570	22
			175
Shoes (0.7%)
Finish Line, Class A	(c)	1,487	19
Shoe Carnival, Inc.	(a)	527	17
Stride Rite Corp.	(c)	1,116	17
			53
Steel (0.3%)
Shiloh Industries, Inc.	(c)	1,219	14
Wheeling-Pittsburgh Corp.	(a)(c)	421	10
			24
Telecommunications Equipment (1.2%)
Andrew Corp.	(a)	6,553	69
Powerwave Technologies, Inc.	(a)(c)	2,758	16
			85
Telecommunication Services (0.5%)
Ntelos, Inc.	(a)	1,887	36
Textile Apparel Manufacturers (1.4%)
Kellwood Co.	(c)	1,899	56
Oxford Industries, Inc.	(c)	171	8
Perry Ellis International, Inc.	(a)	429	14
Warnaco Group, Inc. (The)	(a)	808	23
			101
Thrifts & Mortgage Finance (1.5%)
BankFinancial Corp.	(c)	2,326	38
Brookline Bancorp, Inc.	(c)	2,628	33
Flagstar Bancorp, Inc.	(c)	2,695	32
			103
Tobacco (0.2%)
Alliance One International, Inc.	(a)(c)	1,978	18
Transportation — Miscellaneous (0.7%)
PHI, Inc.	(a)(c)	1,056	29
Saia, Inc.	(a)	994	24
			53
Truckers (0.4%)
PAM Transportation Services	(a)	267	6
YRC Worldwide, Inc.	(a)	504	20
			26
Utilities: Electrical (4.1%)
CH Energy Group, Inc.	(c)	503	24
Cleco Corp.		1,351	35
Duquesne Light Holdings, Inc.	(c)	467	9
El Paso Electric Co.	(a)	1,312	34
Empire District Electric Co. (The)	(c)	266	7
Otter Tail Corp.		855	29
PNM Resources, Inc.		1,790	58
Unisource Energy Corp.		415	16
Westar Energy, Inc.		2,894	80
			292
Utilities: Gas Distributors (2.2%)
Laclede Group, Inc. (The)		698	22
New Jersey Resources Corp.	(c)	565	28
Northwest Natural Gas Co.	(c)	652	30
NorthWestern Corp.	(c)	860	30
WGL Holdings, Inc.		1,424	46
			156
Wholesalers (1.0%)
United Stationers, Inc.	(a)	1,168	70
Total Common Stocks (Cost $6,766)			6,970

		Face
		Amount
		(000)
Short-Term Investments (33.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (32.3%)
AIG Match Funding Corp., 5.30%, 4/17/07	$ (h)	51	51
Alliance & Leicester plc, 5.33%, 4/10/07	(h)	36	36
Anglo Irish Bank Corp., plc, 5.35%, 7/9/07		18	18
Bancaja, 5.36%, 4/19/07	(h)	18	18
Bank of America Corp., 5.32%, 4/2/07	(h)	58	58
Bank of New York Co., Inc., 5.32%, 4/10/07	(h)	18	18
Bear Stearns & Co., Inc., 5.36%, 4/16/07	(h)	37	37
BNP Paribas plc, 5.33%, 5/21/07	(h)	37	37
CAM US Finance S.A. Unipersonal,
5.36%, 7/3/07	(h)	73	73
CIC, New York,
5.30%, 4/3/07	(h)	26	26
5.34%, 4/2/07	(h)	36	36
CIT Group Holdings, 5.37%, 7/18/07	(h)	66	66
Credit Suisse First Boston, New York,
5.29%, 5/15/07		36	36
5.32%, 4/2/07	(h)	22	22
Deutsche Bank Securities, Inc.,
5.40%, 4/2/07		350	350
5.46%, 4/2/07		146	146
Dexia Bank, New York, 5.32%, 4/2/07	(h)	36	36
First Tennessee Bank, 5.33%, 4/17/07	(h)	18	18
Gemini Securitization Corp., 5.41%, 4/2/07		52	52
Goldman Sachs Group, Inc.,
5.37%, 4/16/07	(h)	18	18
5.55%, 4/2/07	(h)	34	34
HSBC Finance Corp., 5.33%, 4/10/07	(h)	18	18
Mane Funding Corp., 5.29%, 4/10/07		26	26
Manufacturers & Traders, 5.30%, 4/16/07	(h)	22	22
Marshall & Ilsley Bank, 5.37%, 12/17/07		37	37
Merrill Lynch & Co., 5.33%, 4/26/07	(h)	19	19
Metropolitan Life Global Funding,
5.31%, 4/23/07	(h)	55	55
Natexis Banques Populaires, New York,
5.33%, 4/2/07	(h)	36	36
5.34%, 4/2/07	(h)	36	36
National Australia Bank Ltd., 5.31%, 4/10/07	(h)	28	28
National City Bank Cleveland, 5.32%, 4/2/07	(h)	18	18
National Rural Utilities Cooperative Finance Corp.,
5.31%, 4/2/07	(h)	73	73
Nationwide Building Society, 5.43%, 6/28/07	(h)	42	42
Nordea Bank, New York, 5.31%, 4/2/07	(h)	55	55
Raiffeisen Zentralbank Oesterreich,
5.31%, 6/19/07		22	22
Rheingold Securitization, 5.32%, 5/15/07		32	32
Sedna Finance, Inc., 5.32%, 5/15/07		9	9
Skandi, New York, 5.32%, 4/10/07	(h)	37	37
Toronto Dominion, New York, 5.32%, 5/29/07	(h)	37	37
Tulip Funding Corp., 5.36%, 4/30/07		73	73
UBS Securities LLC, 5.40%, 4/2/07		358	358
Unicredito Delaware, Inc., 5.32%, 4/16/07	(h)	40	40
Unicredito Italiano Bank (Ireland) plc, 5.34%, 4/10/07	(h)	26	26
			2,285
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $95	(f)	95	95
Total Short-Term Investments (Cost $2,380)			2,380

Total Investments + (132.3%) (Cost $9,146) — including $2,226 of Securities Loaned	9,350
Liabilities in Excess of Other Assets (-32.3%)	(2,281)
Net Assets (100%)	$7,069

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2007. At March 31, 2007, the Portfolio had loaned securities with a total value of $2,226,000. This was secured by collateral of $2,285,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2007.
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $9,146,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $204,000 of which $660,000 related to appreciated securities and $456,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Large Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.2%)
Advertising Agencies (1.5%)
Monster Worldwide, Inc.	(a)	347,697	$16,470
Air Transport (1.6%)
Expeditors International Washington, Inc.		425,349	17,575
Beverages: Soft Drinks (1.4%)
Coca Cola Co. (The)		321,054	15,411
Biotechnology Research & Production (1.3%)
Genentech, Inc.	(a)	172,475	14,164
Building: Cement (1.4%)
Cemex S.A. de C.V. ADR	(a)	456,308	14,944
Casinos & Gambling (2.9%)
Wynn Resorts Ltd.		336,651	31,935
Communications & Media (1.5%)
McGraw-Hill Cos., Inc. (The)		269,106	16,921
Communications Technology (4.2%)
America Movil S.A. de C.V., Class L ADR		709,534	33,908
Crown Castle International Corp.	(a)	405,597	13,032
			46,940
Computer Services Software & Systems (8.7%)
Google, Inc., Class A	(a)	133,991	61,389
Yahoo!, Inc.	(a)	1,098,257	34,365
			95,754
Computer Technology (2.2%)
Apple, Inc.	(a)	258,357	24,004
Seagate Technology, Inc.	(a)(d)	186,100	@—
			24,004
Energy — Miscellaneous (3.8%)
Ultra Petroleum Corp.	(a)	794,013	42,186
Financial Data Processing Services & Systems (1.0%)
Western Union Co. (The)		491,783	10,795
Financial —Miscellaneous (10.1%)
American Express Co.		608,954	34,345
Berkshire Hathaway, Inc., Class B	(a)	9,168	33,372
Chicago Mercantile Exchange Holdings, Inc.		28,046	14,933
Fortress Investment Group LLC, Class A		47,412	1,360
Moody’s Corp.		440,312	27,326
			111,336
Foods (1.6%)
Nestle S.A. ADR (Registered)	(a)	182,559	17,692
Health Care Services (2.9%)
Dade Behring Holdings, Inc.		354,943	15,564
UnitedHealth Group, Inc.		308,055	16,318
			31,882
Hotel/Motel (3.2%)
Marriott International, Inc., Class A		712,749	34,896
Materials & Processing — Miscellaneous (5.3%)
Monsanto Co.		1,069,266	58,767
Radio & TV Broadcasters (3.4%)
Grupo Televisa S.A. ADR		1,279,160	38,119
Real Estate Investment Trusts (REIT) (5.7%)
Brookfield Asset Management, Inc., Class A		1,205,054	62,976

Retail (17.9%)
Abercrombie & Fitch Co.		287,450	21,754
Amazon.com, Inc.	(a)	831,759	33,096
Autozone, Inc.	(a)	126,358	16,191
Costco Wholesale Corp.		597,793	32,185
Home Depot, Inc.		411,314	15,112
McDonald’s Corp.		497,197	22,399
Sears Holdings Corp.	(a)	314,402	56,643
			197,380
Services: Commercial (8.9%)
Corporate Executive Board Co.		335,308	25,470
eBay, Inc.	(a)	1,754,343	58,156
Iron Mountain, Inc.	(a)	581,670	15,199
			98,825
Shipping (2.1%)
C.H. Robinson Worldwide, Inc.		481,443	22,989
Shoes (1.5%)
Nike, Inc., Class B		160,838	17,091
Steel (2.0%)
Nucor Corp.		342,183	22,286
Wholesalers (1.2%)
Li & Fung Ltd.		4,330,000	13,605
Wireless Telecommunications Services (0.9%)
China Mobile Ltd. ADR		222,373	9,973
Total Common Stocks (Cost $915,090)			1,084,916
		Face
		Amount
		(000)
Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $21,733
(Cost $21,723)	$ (f)	21,723	21,723
Total Investments (100.2%) + (Cost $936,813)			1,106,639
Liabilities in Excess of Other Assets (-0.2%)			(1,714)
Net Assets (100%)			1,104,925

(a)	Non-income producing security.
(d)	Security was valued at fair value — At March 31, 2007, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depository Receipts
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $936,813,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $169,826,000 of which $188,684,000 related to appreciated securities and $18,858,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2007 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.5%)
Diversified (5.2%)
Colonial Properties Trust REIT		145,315	$6,637
Forest City Enterprises, Inc., Class A		463,894	30,700
Vornado Realty Trust REIT		552,175	65,897
			103,234
Health Care (5.0%)
Assisted Living Concepts, Inc.	(a)	317,710	3,749
Cogdell Spencer, Inc. REIT		135,380	2,852
Health Care Property Investors, Inc. REIT		315,486	11,367
Manor Care, Inc.		99,820	5,426
Senior Housing Properties Trust REIT		1,521,569	36,366
Sunrise Senior Living REIT		1,582,245	23,079
Tenet Healthcare Corp.	(a)	1,948,201	12,527
Universal Health Reality Income Trust REIT		133,028	4,756
			100,122
Industrial (4.1%)
AMB Property Corp. REIT		872,272	51,281
DCT Industrial Trust, Inc. REIT		31,130	368
Keystone Industrial Fund L.P.	(d)(i)(l)	3,165,693	3,166
ProLogis REIT		431,663	28,028
			82,843
Lodging/Resorts (19.3%)
Gaylord Entertainment Co.	(a)	138,317	7,313
Hersha Hospitality Trust REIT		681,185	8,024
Hilton Hotels Corp.		1,651,839	59,400
Host Hotels & Resorts, Inc. REIT		4,155,097	109,321
LaSalle Hotel Properties REIT		5,730	265
Legacy Hotels REIT		2,179,821	25,584
Morgans Hotel Group Co.	(a)	865,987	18,194
Starwood Hotels & Resorts Worldwide, Inc.		1,623,822	105,305
Strategic Hotels & Resorts, Inc. REIT		1,863,739	42,624
Sunstone Hotel Investors, Inc. REIT		417,874	11,391
			387,421
Office (14.6%)
Beacon Capital Partners, Inc.	(d)(i)(l)	335,100	1,010
Boston Properties, Inc. REIT		777,416	91,269
Brandywine Realty Trust REIT		1,313,944	43,899
BRCP REIT I, LLC	(a)(d)(i)(l)	5,934,197	4,231
BRCP REIT II, LLC	(a)(d)(i)(l)	2,392,714	2,393
Brookfield Properties Corp.		2,260,757	91,108
Cabot Industrial Value Fund L.P.	(d)(i)(l)	4,335	2,167
Mack-Cali Realty Corp. REIT		799,093	38,061
Maguire Properties, Inc. REIT		44,380	1,578
Parkway Properties, Inc. REIT		30,859	1,612
Republic Property Trust REIT		370,669	4,259
SL Green Realty Corp. REIT		76,379	10,478
			292,065
Office/Industrial - Mixed (1.4%)
Highwoods Properties, Inc. REIT		107,303	4,238
Kilroy Realty Corp. REIT		18,690	1,378

Liberty Property Trust REIT		445,015	21,681
			27,297
Paper (1.3%)
Plum Creek Timber Co., Inc. REIT		683,174	26,931
Residential Apartments (21.6%)
American Campus Communities, Inc. REIT		184,198	5,579
Archstone-Smith Trust REIT		1,335,417	72,487
Atlantic Gulf Communities Corp.	(a)(d)(l)	140,284	@—
AvalonBay Communities, Inc. REIT		618,976	80,467
BRE Properties, Inc. REIT		458,701	28,967
Brookfield Homes Corp.		431,788	13,861
Camden Property Trust REIT		30,640	2,154
Equity Residential REIT		2,633,451	127,011
Essex Property Trust, Inc. REIT		379,338	49,117
GMH Communities Trust REIT		291,130	2,908
Mid-America Apartment Communities, Inc. REIT		200,180	11,262
Post Properties, Inc. REIT		850,258	38,882
			432,695
Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT		486,909	26,298
Retail Regional Malls (15.6%)
General Growth Properties, Inc. REIT		847,795	54,742
Macerich Co. (The) REIT		659,512	60,913
Simon Property Group, Inc. REIT		1,664,242	185,147
Taubman Centers, Inc. REIT		212,298	12,311
			313,113
Retail Strip Centers (6.6%)
Acadia Realty Trust REIT		305,408	7,962
BPP Liquidating Trust REIT	(a)(d)(l)	113,290	6
Cedar Shopping Centers, Inc. REIT		237,689	3,851
Equity One, Inc. REIT		3,140	83
Federal Realty Investment Trust REIT		652,989	59,174
Ramco-Gershenson Properties REIT		50,045	1,787
Regency Centers Corp. REIT		713,817	59,639
			132,502
Self Storage (2.5%)
Public Storage, Inc. REIT		506,775	47,976
Sovran Self Storage, Inc. REIT		46,920	2,600
			50,576
Total Common Stocks (Cost $1,248,082)			1,975,097
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B	(a)(d)(i)(l)	107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(d)(i)(l)	75,765	@—
Total Preferred Stocks (Cost $1,828)			@—
		Face
		Amount
		(000)
Short-Term Investment (1.2%)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07,
repurchase price $23,162
(Cost $23,152)	$ (f)	23,152	23,152
Total Investments (99.7%) + (Cost $1,273,062)			1,998,249
Other Assets in Excess of Liabilities (0.3%)			5,343
Net Assets (100%)			$2,003,592

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At March 31, 2007, the Portfolio held $12,973,000 of fair valued securities,

representing 0.6% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,010,000. BRCP, REIT I, LLC was acquired 5/03 - 11/06 and has a current cost basis of $4,231,000. BRCP REIT II, LLC was acquired 10/06 - 1/07 and has a current cost basis of $2,393,000. Cabot Industrial Value Fund L.P. was acquired 11/05 - 6/06 and has a current cost basis of $2,167,000. Keystone Industries Fund L.P. was acquired 10/05 - 9/06 and has a current cost basis of $3,166,000. At March 31, 2007 these securities had an aggregate market value of $12,967,000 representing 0.6% of net assets.

(l)	Security has been deemed illiquid at March 31, 2007.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $1,273,062,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $725,187,000 of which $729,759,000 related to appreciated securities and $4,572,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07